UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05010
The Huntington Funds

(Exact name of registrant as specified in charter)

Huntington Asset Services Inc. 2960 N. Meridian Street, Suite 300	Indianapolis, IN 46208

(Address of principal executive offices)	(Zip code)
Ron Corn, Esq.
The Huntington National Bank
41 South High Street
Columbus, OH 43287

(Name and address of agent for service)
Registrant’s telephone number, including area code: 317-917-7000
Date of fiscal year end: 12/31
Date of reporting period: 09/30/2010

Item 1. Schedule of Investments.
Huntington Tax Free Money Market Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Principal Amount or Shares		Value
Municipal Bonds — 93.9%
Alabama — 0.4%
$400,000	Birmingham, AL, Medical Clinic Board Revenue, (LOC — Suntrust Banks), 0.600%, 9/1/15 (a)	$400,000

Colorado — 4.7%
600,000	Colorado Educational & Cultural Facilities Authority, (LOC — Bank of America N.A.), 0.280%, 2/1/34 (a)	600,000
350,000	Colorado Housing & Finance Authority, (Fannie Mae Ins.), 0.240%, 10/15/16 (a)	350,000
350,000	Colorado Housing & Finance Authority, (Fannie Mae Ins.), 0.240%, 10/15/16 (a)	350,000
2,500,000	Colorado Housing & Finance Authority, 0.320%, 10/1/38 (a)	2,500,000
500,000	Colorado Housing & Finance Authority, (Fannie Mae Ins.), 0.240%, 10/15/16 (a)	500,000
700,000	Colorado Holland Creek Metropolitan District Revenue, (LOC — Bank of America N.A.), 0.260%, 6/1/41 (a)	700,000

		5,000,000

Connecticut — 0.1%
100,000	Farmington, CT, G.O., 3.250%, 2/15/11	100,899

Delaware — 0.9%
1,000,000	Delaware State Health Facilities Authority, (LOC — Wells Fargo Bank N.A.), 0.260%, 7/1/39 (a)	1,000,000

Florida — 19.4%
500,000	Broward County, FL, Housing Finance Authority Revenue, (Freddie Mac Ins.), 0.260%, 12/1/29 (a)	500,000
2,990,000	Broward County, FL, School Board, Certificate Participation, (AGM Ins.), 0.280%, 7/1/21 (a)	2,990,000
800,000	Broward County, FL, Education Facilities Authority Revenue, (LOC — Bank of America N.A.), 0.260%, 4/1/20 (a)	800,000
100,000	Broward County, FL, Education Facilities Authority Revenue, (LOC — Citibank N.A.), 0.250%, 11/1/31 (a)	100,000
85,000	Charlotte County, FL, Utility Revenue, Series B, (AMG Ins.), 0.293%, 10/1/21 (a) *	85,000
550,000	Duval County, FL, Housing Finance Authority Revenue, (LOC — U.S. Bank N.A.), 0.270%, 7/1/25 (a)	550,000
1,580,000	Florida Housing Finance Agency Revenue, Series B, (Fannie Mae Ins. LOC — FNMA), 0.260%, 8/1/11 (a)	1,580,000
1,800,000	Florida State Department Environmental Protection Preservation Revenue, Series A, (Assured Guaranty), 0.240%, 7/1/27 (a)	1,800,000
330,000	Hernando County, FL, Revenue, (Assured Guaranty), 2.000%, 2/1/11	331,095
900,000	North Broward, FL, , Hospital District Revenue, (MBIA Ins. LOC — Wachovia Bank N.A.), 0.220%, 1/15/27 (a)	900,000
1,825,000	Orange County, FL, School Board, Certificate Participatiion, Series E, (LOC — Wachovia Bank N.A.), 0.260%, 8/1/22 (a)	1,825,000
2,000,000	Orlando & Orange County Authority, FL, Expressway Revenue, Series D, (AGM Ins. SPA — Dexia Credit Local), 0.280%, 7/1/32 (a)	2,000,000
2,790,000	Orlando & Orange County Authority, FL, Expressway Revenue, (FSA Ins.), 0.280%, 7/1/25 (a)	2,790,000
700,000	Palm Beach County, FL, Revenue, (LOC — Northern Trust Co.), 0.320%, 11/1/36 (a)	700,000
1,050,000	Palm Beach County, FL, Revenue, (LOC — Northern Trust Co.), 0.320%, 3/1/30 (a)	1,050,000
200,000	Palm Beach County, FL, Revenue, (INS LOC — Northern Trust Co.), 0.320%, 5/1/25 (a)	200,000
500,000	Pinellas County, FL, , Health Facilities Authority Revenue, Series B-2, (AGM Ins.), 0.300%, 11/15/33 (a)	500,000
1,000,000	University of South Florida Research Foundation, Inc., Revenue, (LOC — Bank of America N.A.), 0.350%, 8/1/34 (a)	1,000,000

Principal Amount or Shares		Value
1,100,000	Volusia County, FL, Housing Finance Authority Refunding Revenue, (Fannie Mae Ins.), 0.260%, 1/15/32 (a)	1,100,000

		20,801,095

Illinois — 4.9%
700,000	Chicago, IL, Board of Education, Series D, (AGM Ins. SPA — Dexia Credit Local), 0.300%, 3/1/32 (a)	700,000
2,110,000	Chicago, IL, Board of Education, G.O., Series B, (FSA Ins.), 0.360%, 3/1/32 (a)	2,110,000
2,000,000	City of Chicago, IL, Wastewater Transmission Revenue, 0.280%, 1/1/39 (a)	2,000,000
400,000	Kane Cook & DuPage Counties, IL, School District, G.O., 2.000%, 1/1/11	401,298

		5,211,298

Indiana — 0.7%
800,000	Indiana State Educational Facilities Authority Revenue, Series E, (LOC — U.S. Bank N.A.), 0.270%, 10/1/24 (a)	800,000

Kentucky — 0.4%
475,000	Russell, KY, Revenue, Series B, (FSA Ins.), 0.310%, 11/1/26 (a)	475,000

Massachusetts — 5.8%
1,250,000	Fitchburg Massachusetts Bond Anticipatory Notes, G.O., 1.500%, 6/30/11	1,256,465
5,000,000	Massachusetts State Health & Educational Facilities Authority Revenue, Series K, (LOC — Bank of America N.A.), 0.227%, 7/1/37 (a) *	5,000,000

		6,256,465

Michigan — 0.4%
450,000	Milan, MI, Area Schools, G.O., (Q-SBLF Ins. LOC — Landesbank Hessen-Thuringen), 0.300%, 5/1/30 (a)	450,000

Missouri — 6.6%
700,000	Missouri State Health & Educational Facilities Authority, St. Louis University, Series A-2, (LOC — Wells Fargo Bank N.A.), 0.250%, 10/1/35 (a)	700,000
2,500,000	Missouri State Health & Educational Facilities Authority, 0.260%, 7/1/32 (a)	2,500,000
2,600,000	Missouri State Health & Educational Facilities Authority, Washington University, 0.280%, 2/15/34 (a)	2,600,000
1,300,000	Missouri State Health & Educational Facilities Authority, St. Louis University, Series A-1, (LOC — Wells Fargo Bank N.A.), 0.280%, 10/1/35 (a)	1,300,000

		7,100,000

New Hampshire — 1.1%
1,130,000	New Hampshire Health & Education Facilities Authority Revenue, Series B, (SPA — JPMorgan Chase Bank), 0.270%, 7/1/33 (a)	1,130,000

New Jersey — 2.8%
3,000,000	Paterson New Jersey Bond Anticipatory Notes, G.O., 1.500%, 6/16/11	3,014,710

New Mexico — 0.1%
100,000	New Mexico Finance Authority Revenue, Senior Lien Public Project Revolving, Series C, 3.250%, 6/1/11	101,654

New York — 4.8%
207,922	Alfred Almond Central School District, 3.000%, 6/15/11	211,045
2,000,000	Rockland County, NY, G.O., 1.500%, 3/9/11	2,006,475
1,000,000	Sag Harbor, NY, Union Free School District, G.O., 1.500%, 6/23/11	1,004,313
900,000	Triborough Bridge & Tunnel Authority, NY, Revenue, Series AB, (AGM Ins. SPA — JPMorgan Chase Bank), 0.260%, 1/1/19 (a)	900,000
1,000,000	Wyandanch, NY, Union Free School District, 2.250%, 6/30/11	1,004,394

		5,126,227

North Carolina — 3.1%
1,900,000	Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Series H, (LOC — Wells Fargo Bank N.A.), 0.250%, 1/15/45 (a)	1,900,000
400,000	New Hanover County, NC, Hosipital Revenue, Series B-1, (AGM Ins.), 0.280%, 10/1/26 (a)	400,000
500,000	New Hanover County, NC, Hosipital Revenue, Series A-1, (AGM Ins. SPA — Wachovia Bank N.A.), 0.280%, 10/1/23 (a)	500,000

Principal Amount or Shares		Value
500,000	North Carolina Capital Facilities Finance Agency Revenue, (LOC — Wachovia Bank N.A.), 0.280%, 5/1/27 (a)	500,000

		3,300,000

Ohio — 16.0%
2,000,000	Akron, OH, Health Benefit Claims, Revenue, BAN, 1.750%, 3/17/11	2,002,251
3,000,000	Allen County, OH, Hospital Facilities Revenue, Series B, (LOC — JPMorgan Chase Bank), 0.280%, 10/1/31 (a)	3,000,000
2,385,000	Butler County, OH, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC — JPMorgan Chase Bank), 0.280%, 9/1/37 (a)	2,385,000
610,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC — U.S. Bank N.A.), 0.280%, 6/1/35 (a)	610,000
1,000,000	Canal Winchester OH, Local School District, 2.500%, 11/23/10	1,001,430
200,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue,, Series A, (LOC — U.S. Bank N.A.), 0.280%, 3/1/34 (a)	200,000
130,000	Columbus, OH, 5.000%, 12/15/10	131,061
1,800,000	Cuyahoga County, OH, Revenue Subseries B1, (SPA — JPMorgan Chase Bank), 0.280%, 1/1/39 (a)	1,800,000
200,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC — Citibank N.A.), 0.250%, 12/1/21 (a)	200,000
335,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC — Bank One Columbus N.A.), 0.270%, 7/1/23 (a)	335,000
520,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC — Bank One Columbus N.A.), 0.270%, 7/1/23 (a)	520,000
115,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center, Inc., Series A, (LOC — U.S. Bank N.A.), 0.280%, 6/1/19 (a)	115,000
1,640,000	Mason, OH, Bond Anticipatory Notes, G.O., 3.000%, 6/29/11	1,669,047
1,200,000	Teays Valley, OH, Local School District, G.O., 1.625%, 2/25/11	1,203,953
1,000,000	Union Township, OH, G.O., BAN, 1.250%, 9/13/11	1,004,722
1,000,000	University of Toledo, OH, General Receipts Bonds, 1.500%, 6/1/11	1,005,149

		17,182,613

Oregon — 0.5%
500,000	Clackamas County, OR, Hospital Facilities Revenue, Legacy Health System, 0.240%, 6/1/37 (a)	500,000

Pennsylvania — 5.3%
180,000	Bedford, PA, Area School District, 0.450%, 10/15/10	180,000
500,000	Butler County, PA, Industrial Development Revenue, 0.260%, 12/1/14 (a)	500,000
2,000,000	Geisinger Authority, PA, Health System Revenue, Series C, (SPA — Wells Fargo Bank N.A.), 0.240%, 6/1/39 (a)	2,000,000
1,000,000	Philadelphia, PA, 2.000%, 6/30/11	1,009,621
2,000,000	Pittsburgh, PA, Water & Sewer Authority Revenue, Series B-1, (AGM Ins. SPA — JPMorgan Chase Bank), 0.280%, 9/1/33 (a)	2,000,000

		5,689,621

Rhode Island — 0.9%
1,000,000	Chariho, RI, Regional High School District, 1.500%, 6/23/11	1,006,130

South Carolina — 3.4%
3,700,000	North Charleston, SC, Tax Increment Revenue, (SPA — Bank of America N.A.), 0.500%, 12/1/18 (a)	3,700,000

Tennessee — 4.9%
1,625,000	Jackson, TN, Health Educational & Housing Facility Board Multifamily Revenue, (Fannie Mae Ins.), 0.260%, 5/15/31 (a)	1,625,000
3,665,000	Montgomery County, TN, Public Building Authority Pooled Financing Revenue, (LOC — Bank of America N.A.), 0.250%, 7/1/38 (a)	3,665,000

		5,290,000

Texas — 4.5%
900,000	Katy, TX, Independent School District, G.O., 0.260%, 8/15/33 (a)	900,000

Principal Amount or Shares		Value
2,700,000	Pasadena, TX,, Independent School District, G.O., Series B, (AGM Ins. SPA — Bank of America N.A.), 0.300%, 2/1/35 (a)	2,700,000
100,000	Texas State Public Financing Authority, G.O., 5.000%, 10/1/10	100,000
1,110,000	Travis County, TX, Housing Finance Corp, Multifamily Housing Revenue, Series A, (Fannie Mae Ins.), 0.260%, 2/15/34 (a)	1,110,000

		4,810,000

Virginia — 0.7%
725,000	Hampton, VA, Redevelopment & Housing Authority Multifamily Housing Revenue, Township Apartments Project, (Fannie Mae Ins.), 0.260%, 10/15/32 (a)	725,000

West Virginia — 0.3%
300,000	West Virginia Economic Development Authority Revenue, Series A, (SPA — PNC Bank N.A.), 0.330%, 7/1/17 (a) *	300,000

Wisconsin — 1.2%
1,300,000	Wisconsin State Health & Educational Facilities Authority Revenue, Series B, (LOC — U.S. Bank N.A.), 0.280%, 12/1/26 (a)	1,300,000

Total Municipal Bonds(Cost $100,770,712)		100,770,712

Cash Equivalents — 6.0%
4,905,000	Fidelity Institutional Tax-Exempt Portfolio, 0.220% (b)	4,905,000

1,499,349	Fidelity Tax-Exempt Portfolio, 0.100% (b)	1,499,349

Total Cash Equivalents(Cost $6,404,349)		6,404,349

Total Investments (Cost $107,175,061) — 99.9%		107,175,061

Other Assets in Excess of Liabilities — 0.1%		103,678

Net Assets — 100.0%		$107,278,739

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

*	Non-income producing security.

AGM	— Assured Guaranty Municipal Corp.

BAN	— Bond Anticipation Note

G.O.	— General Obligation

LOC	— Letter of Credit

SPA	— Standby Purchase Agreement

Huntington Money Market Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Principal
Amount or Shares		Value
U.S. Government Agencies — 23.5%
Federal Farm Credit Bank — 6.6%
$10,000,000	0.400%, 6/1/11 (a)	$10,000,000
5,000,000	0.317%, 7/1/11 (a)	5,001,504
10,000,000	0.656%, 11/24/10 (a)	10,004,039
5,000,000	0.210%, 1/4/11 (a)	5,000,156

		30,005,699

Federal Home Loan Bank — 16.9%
4,000,000	0.480%, 10/25/10	4,000,250
10,000,000	0.500%, 10/25/10	9,999,963
10,000,000	0.290%, 5/27/11 (a)	10,000,000
10,000,000	0.700%, 4/18/11	10,009,397
10,000,000	0.310%, 7/22/11 (a)	10,000,000
10,000,000	0.500%, 7/15/11	10,000,000
10,000,000	0.450%, 9/22/11	10,000,000
12,495,000	0.277%, 7/29/11 (a)	12,495,000

		76,504,610

Total U.S. Government Agencies(Cost $106,510,309)		106,510,309

Commercial Paper — 11.0% (b)
15,000,000	ANZ National International Ltd/London, 0.598%, 7/25/11 (c)	15,000,000
15,000,000	Bank Nova Scotia BC, 0.037%, 11/30/10	14,994,500
5,000,000	Coca Cola Co., 0.014%, 10/27/10	4,999,314
5,000,000	Panasonic, 0.032%, 11/9/10	4,998,483
5,000,000	Procter & Gamble, 0.011%, 10/21/10	4,999,500

5,000,000	Shell International, 0.000%, 3/2/11	4,989,445

Total Commercial Paper(Cost $49,981,242)		49,981,242

Corporate Bonds — 15.9%
Financials — 14.8%
5,000,000	Bank of America NA, Series BKNT, 0.356%, 1/27/11 (a)	4,998,391
5,450,000	BB&T Corp., 3.100%, 7/28/11	5,556,812
4,500,000	Citigroup, Inc., 0.842%, 12/9/10 (a)	4,505,224
5,000,000	Citigroup, Inc., 5.125%, 2/14/11	5,081,065
15,000,000	Credit Suisse USA, Inc., 0.486%, 3/2/11 (a)	15,012,503
5,000,000	General Electric Capital Corp., Series A, 0.594%, 10/6/10 (a)	4,999,989
5,000,000	Goldman Sachs Group, Inc./The, Series MTN, 0.655%, 8/5/11 (a)	4,997,080
5,000,000	JPMorgan Chase & Co., 0.459%, 1/17/11 (a)	5,000,882
5,000,000	Morgan Stanley, 0.539%, 1/18/11 (a)	4,989,007
7,000,000	SunTrust Bank/Atlanta GA, Series MTN, 0.942%, 12/16/10 (a)	7,012,457
5,000,000	Wells Fargo & Co., Series MTN, 0.948%, 1/24/11 (a)	5,006,506

		67,159,916

Health Care — 1.1%
5,000,000	Pfizer, Inc., 2.242%, 3/15/11 (a)	5,046,229

Total Corporate Bonds(Cost $72,206,145)		72,206,145

Bank Instruments — 17.3%
Certificate of Deposit — 6.7%
15,000,000	Standard Chartered Bank New York 0.730%, 1/18/11	15,000,000
15,000,000	Toronto Dominion Bank 0.300%, 11/15/10	15,000,187

		30,000,187

Repurchase Agreement — 4.0%
18,172,000	Morgan Stanley, 0.150%, dated 9/30/10, due 10/1/10, repurchase price $18,172,075, (Fully collateralized by FNMA)	18,172,000

Time Deposits — 6.6%
10,000,000	Citi Bank Nassau, 0.230%, 10/1/10	10,000,000
20,000,000	JPM Nassua, 0.145%, 10/1/10	20,000,000

		30,000,000

Total Bank Instruments(Cost $78,172,187)		78,172,187

Municipal Bonds — 17.4%
Kentucky — 2.1%
9,600,000	Carroll County, KY, Solid Waste Disposal Revenue, BPB Acquisition Project, (LOC — Bank of America N.A.), AMT, 0.310%, 5/1/31 (a)	9,600,000

Massachusetts — 1.1%
5,000,000	University of Massachusetts Building Authority Revenue, Series 4, (SPA — Bank of America N.A.), 0.240%, 11/1/34 (a)	5,000,000

New York — 2.4%
6,000,000	New York Local Government Assistance Corporation, GO of Corp., Series B, (SPA — JFMorgan Chase Bank), 0.240%, 4/1/21 (a)	6,000,000
5,000,000	New York Long Island Power Authority Electric Systems Revenue, Series D, (AGM Ins. SPA — Dexia Credit Local), 0.300%, 12/1/29 (a)	5,000,000

		11,000,000

North Carolina — 3.3%
5,000,000	Charlotte, NC, Special Obligation Revenue, Uptown Project, (SPA — Wachovia Bank N.A.), 0.350%, 6/1/21 (a)	5,000,000

Principal
Amount or Shares		Value
4,900,000	North Carolina Capital Facilities Finance Agency Education Facilities Revenue, (LOC — Branch Banking & Trust), 0.270%, 10/1/34 (a)	4,900,000
5,000,000	Winston-Salem, NC, Water & Sewer Systems Revenue, Series B, (SPA — Branch Banking & Trust), 0.250%, 6/1/30 (a)	5,000,000

		14,900,000

Ohio — 5.5%
10,000,000	Franklin County, OH, Hospital Revenue, Series A, (SPA — JPMorgan Chase Bank), 0.260%, 11/15/33 (a)	10,000,000
15,000,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series I, (SPA — Citibank N.A.), AMT, 0.290%, 9/1/36 (a)	15,000,000

		25,000,000

Texas — 3.0%
5,360,000	Houston, TX, Independent School District, G.O., (SPA — Bank of America N.A.), 0.260%, 6/15/31 (a)	5,360,000
8,000,000	Texas State Department of Housing & Community Affairs Multifamily Housing Revenue, (LOC — Citibank N.A.), AMT, 0.300%, 5/1/40 (a)	8,000,000

		13,360,000

Total Municipal Bonds(Cost $78,860,000)		78,860,000

U.S. Treasury Obligations — 4.4%
U.S. Treasury Bills — 4.4%
5,000,000	United States Treasury Bill, 0.000%, 12/23/10 *	4,998,156
15,000,000	United States Treasury Bill, 0.000%, 10/21/10 *	14,999,000

		19,997,156

Total U.S. Treasury Obligations(Cost $19,997,156)		19,997,156

Cash Equivalents — 10.5%
10,000,000	FFI Institutional Fund, 0.280% (d)	10,000,000
37,500,000	Fidelity Money Market, 0.290% (d)	37,500,000

Total Cash Equivalents(Cost $47,500,000)		47,500,000

Total Investments (Cost $453,227,039) — 100.0%		453,227,039

Other Assets in Excess of Liabilities — 0.0%		105,666

Net Assets — 100.0%		$453,332,705

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.

(b)	Rate represents the effective yield at purchase.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Rate disclosed is the seven day yield as of September 30, 2010.

*	Non-income producing security.

AGM	— Assured Guaranty Municipal Corp.

AMT	— Subject to alternative minimum tax

G.O.	— General Obligation

LOC	— Letter of Credit

Huntington Ohio Municipal Money Market
Portfolio of Investments — (Unaudited)
September 30, 2010

Principal
Amount or Shares		Value
Municipal Bonds — 93.0%
Ohio — 93.0%
$1,000,000	Akron, OH, Health Benefit Claims, Revenue, BAN, 1.750%, 3/17/11	$1,001,126
700,000	Allen County, OH, Hospital Facilities Revenue, Series B, (LOC — JPMorgan Chase Bank), 0.280%, 10/1/31 (a)	700,000
2,500,000	Allen County, OH, Hospital Facilities Revenue, Series A, (LOC — Bank of America N.A.), 0.227%, 10/1/31 (a)	2,500,000
145,000	Avon Lake, OH, G.O., (Various Purposes), 2.000%, 12/1/10	145,336
550,000	Barberton, OH, Street Improvement, G.O., BAN, 2.250%, 11/10/10	550,445
5,110,000	Butler County, OH, Port Authority Economic Development Facilities Revenue, Refunding & Improvement, Great Miami Valley, (LOC — JPMorgan Chase Bank), 0.280%, 9/1/37 (a)	5,110,000
1,105,000	Butler County, OH, Capital Funding Revenue Bond, Series A, (LOC — U.S. Bank N.A.), 0.280%, 6/1/35 (a)	1,105,000
1,850,000	Cleveland Heights, OH, 1.250%, 8/4/11	1,856,940
150,000	Cleveland, OH, Waterworks Revenue, Series P, 4.000%, 1/1/11	151,242
2,400,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC — JPMorgan Chase Bank), 0.250%, 1/1/37 (a)	2,400,000
1,220,000	Cleveland, OH, Cuyahoga County Port Authority Revenue, (LOC — JPMorgan Chase Bank), 0.300%, 1/1/37 (a)	1,220,000
590,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, (LOC — U.S. Bank N.A.), 0.280%, 12/1/36 (a)	590,000
225,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, Series A, (LOC — U.S. Bank N.A.), 0.280%, 1/1/30 (a)	225,000
6,450,000	Columbus, OH, Regional Airport Authority Capital Funding Revenue, Series A, (LOC — U.S. Bank N.A.), 0.280%, 3/1/34 (a)	6,450,000
2,100,000	Columbus, OH, G.O., Series 1, (SPA — JPMorgan Chase Bank), 0.240%, 6/1/16 (a)	2,100,000
2,995,000	Columbus, OH, G.O., Series 1, 0.240%, 12/1/26 (a)	2,995,000
3,605,000	Columbus, OH, Airport Authority Revenue,, (LOC — U.S. Bank N.A.), 0.280%, 7/1/35 (a)	3,605,000
840,000	Coshocton County, OH, Hospital Facilities Revenue, (LOC — Bank One Chicago N.A.), 0.250%, 3/1/19 (a)	840,000
2,000,000	Cuyahoga County, OH, Revenue Subseries B1, (SPA — JPMorgan Chase Bank), 0.280%, 1/1/39 (a)	2,000,000
1,210,000	Cuyahoga County, OH, Revenue Subseries B3, (Cleveland Clinic), (SPA — Bank of America N.A.), 0.280%, 1/1/39 (a)	1,210,000
1,900,000	Cuyahoga County, OH, Health Care Facilities Revenue, (Visiting Nurse Association), (LOC — Bank One Chicago N.A.), 0.260%, 11/1/25 (a)	1,900,000
1,800,000	Cuyahoga County, OH, Hospital Revenue, (LOC — Key Bank N.A.), 0.240%, 3/1/33 (a)	1,800,000
530,000	Delaware County, OH, Port Authority, Economic Development Revenue, , (The Columbus Zoological Park Association, Inc.), (LOC — JPMorgan Chase Bank), 0.270%, 8/1/18 (a)	530,000
200,000	Delaware, OH, Parks & Recreational Income Tax Special Obligation Revenue, 2.000%, 12/1/10	200,417
2,000,000	East Knox, OH, Local School Facilities Construction, G.O., 1.625%, 2/24/11	2,006,544
125,000	Eastwood, OH, Local School District, School Improvement, (Student Credit Program), G.O., 2.000%, 12/1/10	125,227

Principal
Amount or Shares		Value
1,200,000	Elyria, OH, G.O., BAN, 1.250%, 6/9/11	1,203,272
2,000,000	Elyria, OH, G.O., BAN, 1.125%, 6/9/11	2,003,741
1,500,000	Erie County, OH, G.O., BAN, 1.250%, 11/9/10	1,500,922
950,000	Forest Park, OH, G.O., BAN, 2.250%, 11/1/10	951,191
3,640,000	Franklin County, OH, Hospital Revenue, (LOC — Citibank N.A.), 0.250%, 12/1/20 (a)	3,640,000
600,000	Franklin County, OH, Hospital Revenue, (LOC — Citibank N.A.), 0.250%, 12/1/11 (a)	600,000
1,870,000	Franklin County, OH, Industrial Development Revenue, (LOC — Bank One Columbus N.A.), 0.290%, 11/1/14 (a)	1,870,000
1,515,000	Franklin County, OH, Hospital Revenue, U.S. Health Corp., Series A, (LOC — Citibank N.A.), 0.250%, 12/1/21 (a)	1,515,000
1,000,000	Franklin County, OH, Hospital Revenue, 0.300%, 11/15/41 (a)	1,000,000
100,000	Franklin County, OH, Hospital Revenue, OhioHealth Corp., Series A, (SPA — JPMorgan Chase Bank), 1.500%, 11/1/10	100,040
2,000,000	Franklin County, OH, Hospital Revenue, 0.230%, 6/1/16 (a)	2,000,000
590,000	Fulton Couny, OH, Health Care Revenue, (LOC — JPMorgan Chase Bank), 0.250%, 11/1/35 (a)	590,000
2,475,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series B, (LOC — Bank One Columbus N.A.), 0.270%, 7/1/23 (a)	2,475,000
1,935,000	Geauga County, OH, Health Care Facilities Revenue, Heather Hill, Inc. Project, Series A, (LOC — Bank One Columbus N.A.), 0.270%, 7/1/23 (a)	1,935,000
2,500,000	Geauga County, OH, G.O., BAN, 1.500%, 8/18/11	2,518,556
270,000	Greene County, OH, Revenue, (LOC — Bank of America N.A.), 0.550%, 1/1/11 (a)	270,000
3,335,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC — JPMorgan Chase Bank), 0.280%, 5/15/28 (a)	3,335,000
795,000	Hamilton County, OH, 2.000%, 6/1/11	801,580
2,420,000	Hamilton County, OH, Hospital Facilities Revenue, (LOC — U.S. Bank N.A.), 0.280%, 5/15/28 (a)	2,420,000
2,340,000	Hamilton County, OH, Economic Development Revenue, Samual W. Bell Home for Sightless, Inc. Project, (LOC — U.S. Bank N.A.), 0.280%, 4/1/22 (a)	2,340,000
555,000	Hamilton County, OH, Hospital Facilities Revenue, Drake Center, Inc., Series A, (LOC — U.S. Bank N.A.), 0.280%, 6/1/19 (a)	555,000
4,420,000	Hamilton County, OH,, Parking Facility Improvements Revenue, (LOC — U.S. Bank N.A.), 0.280%, 12/1/26 (a)	4,420,000
2,500,000	Harrison, OH, Wastewater System Improvement, G.O., BAN, 1.500%, 12/9/10	2,502,810
500,000	Huron County, OH, Hospital Facilities Revenue, (Fisher Titus Medical Center), Series A, (LOC — National City Bank), 0.260%, 12/1/27 (a)	500,000
200,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, 2.000%, 5/1/11	201,289
7,000,000	Kent State University, OH, General Receipts Revenue, (Various), Series B, (LOC — Bank of America N.A.), 0.240%, 5/1/32 (a)	7,000,000
1,000,000	Lake County, OH, Service Building , G.O., BAN, 1.000%, 10/6/10	1,000,078
3,150,000	Lima, OH, Hospital Revenue, (LOC — JPMorgan Chase Bank), BAN, 0.310%, 4/1/37 (a)	3,150,000
640,000	Lima, OH, Hospital Revenue, Lima Memorial Hospital Project, (LOC — JPMorgan Chase Bank), 0.250%, 6/1/33 (a)	640,000
600,000	Lima, OH, G.O., 2.350%, 4/28/11	602,877
455,000	Lockland, OH, G.O., BAN, 2.100%, 3/16/11	457,253

Principal
Amount or Shares		Value
2,250,000	Lorain County, OH, Highway Improvement, G.O., BAN, 1.500%, 3/21/11	2,259,640
2,290,000	Loveland, OH, G.O., BAN, 1.750%, 2/23/11	2,300,390
4,800,000	Lucas County, OH, 0.200%, 11/15/34 (a)	4,800,000
1,000,000	Lucas County, OH, Hospital Revenue, ProMedica Healthcare, Series A, (LOC — UBS AG), 1.125%, 9/15/11	1,004,035
2,150,000	Mahoning County, OH, G.O., BAN, 2.000%, 11/16/10	2,152,006
811,000	Maple Heights, OH, City School District, G.O., BAN, 1.125%, 4/13/11	812,172
1,200,000	Mayfield, OH, City School District, G.O., 1.875%, 6/29/11	1,209,513
500,000	Medina, OH, City School District, G.O., BAN, 1.750%, 5/19/11	502,338
775,000	Middletown, OH, Develepment Revenue, Bishop Fenwick High School Project, (LOC — JPMorgan Chase Bank), 0.330%, 8/1/33 (a)	775,000
165,000	Mid-East, OH, Career & Technology Centers, COP, 2.500%, 12/1/10	165,355
4,000,000	Montgomery County, OH, Hospital Revenue, Series B, (AGM Ins.), 0.369%, 8/1/47 (a)	4,000,000
1,300,000	Montgomery, OH, Hospital Revenue, Series B-2, 0.290%, 3/1/27 (a)	1,300,000
200,000	Mount Vernon, OH, Waterworks Revenue, (Assured Guaranty), 3.000%, 12/1/10	200,730
755,000	Norton, OH, City School District, Refunding School Improvement, G.O., 1.875%, 8/25/11	760,198
1,125,000	Ohio Air Quality Development Authority Refunding Revenue, Timpken Project, (LOC — Fifth Third Bank), 0.340%, 11/1/25 (a)	1,125,000
400,000	Ohio Housing Finance Agency Multifamily Revenue,, (Housing Chambrel at Montrose), Series F, (Fannie Mae Ins.), 0.300%, 11/15/32 (a)	400,000
50,000	Ohio State, Highway Capital Improvement, G.O., Series L, 3.000%, 5/1/11	50,664
3,540,000	Ohio State, Economic Development Revenue, YMCA Greater Cincinnati Project, (LOC — Bank One N.A.), 0.250%, 11/1/21 (a)	3,540,000
500,000	Ohio State, G.O., Series C, 0.240%, 6/15/26 (a)	500,000
400,000	Ohio State Air Quality Development Authority Refunding Revenue, Series B, (LOC — Barclays Bank PLC), 0.250%, 1/1/34 (a)	400,000
500,000	Ohio State Air Quality Development Authority Refunding Revenue, Series B, (LOC — Wells Fargo Bank N.A.), 0.260%, 12/1/33 (a)	500,000
200,000	Ohio State Higher Educational , (LOC — Bank of America N.A.), 0.300%, 12/1/44 (a)	200,000
500,000	Ohio State Higher Educational Facilities, 0.270%, 12/1/37 (a)	500,000
3,000,000	Ohio State Higher Educational Facilities Commission Revenue, (Various Higher Education — Pooled Financing), 0.220%, 1/15/35 (a)	3,000,000
185,000	Ohio State Higher Educational Facilities Commission Revenue, (Various Higher Education — Pooled Financing), (LOC — Fifth Third Bank), 0.580%, 9/1/24 (a)	185,000
1,180,000	Ohio State Higher Educational Facilities Revenue, Xavier University Project, (Various), (LOC — U.S. Bank N.A.), 0.250%, 5/1/15 (a)	1,180,000
2,690,000	Ohio State Higher Educational Facilities Revenue, Xavier University , (LOC — U.S. Bank N.A.), 0.250%, 11/1/30 (a)	2,690,000
1,135,000	Ohio State Higher Educational Facilities Revenue, Marietta College Project, (LOC — JPMorgan Chase Bank), 0.280%, 12/1/24 (a)	1,135,000
5,000,000	Ohio State Higher Educational Facilities Revenue, (Case Western Reserve), Series B, (LOC — Bank of America N.A.), 0.250%, 12/1/44 (a)	5,000,000
345,000	Ohio State Higher Educational Facilities Revenue, (LOC — JPMorgan Chase Bank), 0.270%, 12/1/32 (a)	345,000

Principal
Amount or Shares		Value
425,000	Ohio State Parks & Recreation Revenue, School Improvements, G.O., Series A, 0.240%, 3/15/25 (a)	425,000
5,350,000	Ohio State Parks & Recreation Revenue, G.O., Series D, 0.240%, 2/1/19 (a)	5,350,000
7,045,000	Ohio State Parks & Recreation Revenue, Infrastructure Improvements Revenue, G.O., Series B, 0.240%, 8/1/17 (a)	7,045,000
6,855,000	Ohio State Parks & Recreation Revenue, G.O., Series B, 0.240%, 3/15/25 (a)	6,855,000
200,000	Ohio State University, G.O., Series B, 0.240%, 6/1/35 (a)	200,000
65,000	Ohio State University, Infrastructure Improvements Revenue, Series B, 0.240%, 8/1/21 (a)	65,000
3,640,000	Ohio State University General Receipts Revenue, (Various), (AGM Ins.), 0.600%, 12/1/26 (a)	3,640,000
200,000	Ohio State University General Receipts Revenue, (Various), 0.270%, 12/1/17 (a)	200,000
1,160,000	Ohio State University General Receipts Revenue, (Various), 0.270%, 12/1/27 (a)	1,160,000
3,150,000	Ohio State Water Development Authority Revenue, Series B, (LOC — Wachovia Bank N.A.), 0.260%, 12/1/33 (a)	3,150,000
5,105,000	Ohio State Water Development Authority Revenue, (Various), (MBIA Ins.), 0.250%, 12/1/18 (a)	5,105,000
700,000	Parma, OH, Hospital Improvements Revenue, Series C, (LOC — JPMorgan Chase Bank), 0.240%, 11/1/30 (a)	700,000
1,145,000	Salem, OH, Hospital Revenue, (LOC — JPMorgan Chase Bank), 0.250%, 9/1/35 (a)	1,145,000
1,175,000	Solon, OH, (Various Purposes), G.O., BAN, 1.125%, 11/18/10	1,175,575
1,250,000	Springfield, OH, Local School District Revenue, School Improvement, G.O., BAN, 2.250%, 12/15/10	1,253,951
2,845,000	Summit County, OH, Port Authority Revenue, (LOC — Fifth Third Bank), 0.480%, 11/1/36 (a)	2,845,000
2,000,000	Union Township, OH, G.O., BAN, 1.250%, 9/13/11	2,009,444
190,000	University of Akron, OH, General Receipts Revenue, Series C-2, (Assured Guaranty SPA — Dexia Credit Local), 0.330%, 1/1/29 (a)	190,000
190,000	University of Akron, OH, General Receipts Revenue, Series C-1, (Assured Guaranty SPA — Dexia Credit Local), 0.330%, 1/1/29 (a)	190,000
2,000,000	University of Cincinnati, OH, General Receipts Revenue, Series A, 1.500%, 5/12/11	2,006,988
1,275,000	University of Cincinnati, OH, General Receipts Revenue, (Various), Series F, (LOC — Bayerische Landesbank), BAN, 0.400%, 6/1/34 (a)	1,275,000
3,100,000	University of Toledo, OH, General Receipts Revenue, (Various), Series B, (LOC — JPMorgan Chase Bank), 0.290%, 6/1/32 (a)	3,100,000
215,000	Van Buren, OH, Local School District, G.O., (AGM Ins.), 2.000%, 12/1/10	215,498
1,850,000	Wauseon, OH, Industrial Development Revenue, 1.500%, 8/26/11	1,861,573
3,800,000	Wooster, OH, 0.360%, 12/1/10 (a)	3,800,000
165,000	Xenia, OH, Community School District, 1.000%, 6/1/11	165,217

Total Municipal Bonds(Cost $195,536,173)		195,536,173

Cash Equivalents — 6.9%
10,076,778	Fidelity Institutional Tax-Exempt Portfolio, 0.220% (b)	10,076,778
4,344,675	Fidelity Tax-Exempt Portfolio, 0.100% (b)	4,344,675

Total Cash Equivalents(Cost $14,421,453)		14,421,453

Total Investments (Cost $209,957,626) — 99.9%		209,957,626

Other Assets in Excess of Liabilities — 0.1%		212,854

Net Assets — 100.0%		$210,170,480

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

AGM	— Assured Guaranty Municipal Corp.

BAN	— Bond Anticipation Note

COP	— Certificate of Participation

G.O.	— General Obligation

Ins.	— Insured

LOC	— Letter of Credit

PLC	— Public Liability Co.

SPA	— Standby Purchase Agreement

Huntington U.S. Treasury Money Market Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Principal
Amount		Value
U.S. Treasury Obligations — 67.1%
U.S. Treasury Bills — 67.1% (a)
$15,000,000	0.150%, 11/12/10	$14,997,366
12,500,000	0.170%, 11/26/10	12,496,539
16,044,500	0.160%, 10/28/10	16,042,549
5,000,000	0.240%, 11/4/10	4,998,843
5,000,000	0.210%, 12/2/10	4,998,149
5,000,000	0.190%, 1/20/11	4,997,069
10,000,000	0.160%, 2/3/11	9,994,236
10,000,000	0.160%, 12/23/10	9,996,196
5,000,000	0.210%, 12/30/10	4,997,312
5,000,000	0.220%, 10/14/10	4,999,567
5,000,000	0.190%, 3/17/11	4,995,593
5,000,000	0.180%, 3/24/11	4,995,529
13,916,000	0.180%, 2/17/11	13,906,175
10,000,000	0.180%, 3/3/11	9,992,244
28,814,500	0.130%, 10/21/10	28,812,311
5,000,000	0.180%, 3/10/11	4,995,989
60,000,000	0.050%, 10/7/10	59,999,446
5,000,000	0.230%, 11/18/10	4,998,467
30,000,000	0.170%, 2/10/11	29,981,007

Total U.S. Treasury Obligations(Cost $251,194,587)		251,194,587

Repurchase Agreements — 32.9%
30,000,000	Bank of America , 0.130%, dated 9/28/10, repurchase price $30,000,758, (Fully collateralized by U.S. Treasury Bond)	30,000,000
30,000,000	Credit Suisse Securities, 0.150%, dated 9/27/10, due 10/4/10, repurchase price $30,000,875, (Fully collateralized by U.S. Treasury Bond)	30,000,000
30,000,000	Goldman Sachs , 0.080%, dated 9/29/10, due 10/6/10, repurchase price $30,000,467, (Fully collateralized by U.S. Treasury Bond)	30,000,000
33,286,400	Morgan Stanley, 0.140%, dated 9/30/10, due 10/1/10, repurchase price $33,286,529, (Fully collateralized by U.S. Treasury Bond)	33,286,400

Total Repurchase Agreements (Cost $123,286,400)		123,286,400

Total Investments (Cost $374,480,987) — 100.0%		374,480,987

Liabilities in Excess of Other Assets — (0.0)%		(52,117)

Net Assets — 100.0%		$374,428,870

(a)	Rate represents the effective yield at purchase.

Huntington Dividend Capture Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 71.0%
Consumer Discretionary — 6.7%
65,000	Comcast Corp., Class A	$1,175,200
53,000	Newell Rubbermaid, Inc.	943,930
23,500	Polaris Industries, Inc.	1,529,850
40,500	Time Warner, Inc.	1,241,325
14,000	V.F. Corp. (a)	1,134,280
14,500	Whirlpool Corp.	1,173,920

		7,198,505

Consumer Staples — 8.5%
31,500	Kellogg Co.	1,591,065
50,000	Ruddick Corp.	1,734,000
16,000	Sanderson Farms, Inc.	692,640
24,000	Sysco Corp.	684,480
18,500	The Estee Lauder Cos., Inc., Class A	1,169,755
39,000	The Hershey Co.	1,856,010
35,000	Universal Corp.	1,403,150

		9,131,100

Energy — 8.1%
27,000	Cenovus Energy, Inc.	776,790
26,500	Chevron Texaco Corp.	2,147,825
17,500	Eni SpA ADR	755,650
28,500	Exxon Mobil Corp.	1,761,015
23,000	Marathon Oil Corp.	761,300
26,500	The Williams Cos., Inc.	506,415
39,000	Total SA ADR	2,012,400

		8,721,395

Financials — 13.7%
59,500	American Financial Group, Inc.	1,819,510
18,500	Assurant, Inc.	752,950
49,500	BB&T Corp.	1,191,960
61,500	Federated Investors, Inc., Class B	1,399,740
7,000	JPMorgan Chase & Co.	266,490
100,000	Montpelier Re Holdings Ltd.	1,732,000
21,500	Prudential Financial, Inc.	1,164,870
33,000	Royal Bank of Canada	1,720,290
26,500	The Travelers Cos., Inc.	1,380,650
13,000	Torchmark Corp.	690,820
61,000	Unitrin, Inc.	1,487,790
40,000	Unum Group	886,000
10,000	Wells Fargo & Co.	251,300

		14,744,370

Health Care — 8.0%
38,000	Abbott Laboratories	1,985,120
30,500	AstraZeneca PLC ADR	1,546,350
31,000	Baxter International, Inc.	1,479,010
48,000	Eli Lilly & Co.	1,753,440
45,500	GlaxoSmithKline PLC ADR	1,798,160

		8,562,080

Industrials — 9.2%
14,500	3M Co.	1,257,295
99,000	General Electric Co.	1,608,750
18,500	Lockheed Martin Corp.	1,318,680
19,500	Norfolk Southern Corp. (a)	1,160,445
24,500	Ryder System, Inc.	1,047,865
14,500	The Toro Co.	815,335
25,000	Union Pacific Corp. (a)	2,045,000
11,500	Watsco, Inc.	640,320

		9,893,690

Information Technology — 3.1%
52,000	Corning, Inc.	950,560
49,000	Intel Corp.	942,270
44,500	Microsoft Corp.	1,089,805
12,299	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	124,712
8,000	Texas Instruments, Inc.	217,120

		3,324,467

Materials — 1.8%
26,000	International Paper Co.	565,500
39,500	MeadWestvaco Corp.	963,010
10,500	Southern Copper Corp.	368,760

		1,897,270

Real Estate Investment Trusts — 4.6%
23,000	Acadia Realty Trust	437,000
3,000	EastGroup Properties, Inc.	112,140
6,500	Entertainment Properties Trust	280,670
5,000	Equity Residential	237,850
10,000	HCP, Inc.	359,800
9,000	Liberty Property Trust	287,100
19,000	Mack-Cali Realty Corp.	621,490
8,500	Mid-America Apartment Communities, Inc.	495,380
18,500	National Health Investors, Inc.	815,110
7,000	National Retail Properties, Inc.	175,770
5,000	Simon Property Group, Inc.	463,700
17,000	Sovran Self Storage, Inc.	644,300

		4,930,310

Telecommunication Services — 2.4%
30,500	AT&T, Inc.	872,300
13,000	Verizon Communications, Inc.	423,670
51,500	Vodafone Group PLC ADR	1,277,715

		2,573,685

Utilities — 4.9%
53,500	Great Plains Energy, Inc.	1,011,150
31,000	Nicor, Inc.	1,420,420
68,000	NiSource, Inc.	1,183,200
98,000	TECO Energy, Inc.	1,697,360

		5,312,130

Total Common Stocks(Cost $71,408,547)		76,289,002

Preferred Stocks — 24.8%
Consumer Discretionary — 1.0%
15,000	Comcast Corp., 7.000%, 5/15/55	392,550
25,000	Viacom, Inc., 6.850%, 12/15/55	655,750

		1,048,300

Financials — 17.8%
45,000	Allianz SE, 8.375%	1,223,438
6,133	Ameriprise Financial, Inc., 7.750%	172,092
20,000	ASBC Capital I, 7.625%	502,000
40,000	Barclays Bank PLC, 6.625%	976,800
44,998	BB&T Capital Trust V, 8.950% (b)	1,241,945
35,000	Credit Suisse Guernsey, 7.900%	957,600
15,000	HSBC Holdings PLC, ADR, 6.200%	366,000
40,000	JPMorgan Chase Capital XXVI, 8.000% (b)	1,081,200
12,000	KeyCorp Capital VIII, 7.000%	303,240
10,000	Lincoln National Capital VI, 6.750%	250,700
20,000	M&T Capital Trust IV, 8.500%	540,000
40,000	Merrill Lynch & Co. Capital Trust V, 7.280%	990,000

Shares		Value
18,000	MetLife, Inc., 6.500%	443,700
40,000	Morgan Stanley Capital Trust, 6.600%	990,400
55,000	National City Capital Trust II, 6.625%	1,370,050
24,000	Partnerre Ltd., Series D, 6.500%	595,440
42,386	PLC Capital Trust IV, 7.250%	1,059,650
40,000	Prudential Financial, Inc., 9.000%	1,140,800
30,000	Prudential PLC, 6.500%	751,500
58,000	RenaissanceRe Holdings Ltd., Series B, 7.300%	1,462,180
20,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	469,400
23,000	SunTrust Capital IX, 7.875%	586,960
10,000	USB Capital XI, 6.600%	251,800
40,000	Wachovia Capital Trust X, 7.850%	1,056,000
15,000	Wells Fargo Capital IV, 7.000%	377,700

		19,160,595

Real Estate Investment Trusts — 3.0%
55,000	Kimco Realty Corp., 7.750%	1,409,100
30,000	Public Storage, Inc., 6.450%	744,900
40,000	Vornado Realty LP, 7.875%	1,068,800

		3,222,800

Telecommunication Services — 1.2%
50,000	Telephone & Data Systems, Inc., 7.600%	1,257,000

Utilities — 1.8%
38,000	Dominion Resources, Inc., Class A, 8.375%	1,106,180
30,000	Xcel Energy, Inc., 7.600%	826,800

		1,932,980

Total Preferred Stocks(Cost $24,180,322)		26,621,675

Mutual Funds — 1.2%
Exchange Traded Funds — 1.2%
55,000	The Technology Select Sector SPDR Fund	1,266,100

Total Mutual Funds(Cost $914,245)		1,266,100

Cash Equivalents — 3.2%
3,469,465	Huntington Money Market Fund, Interfund Shares, 0.010% (c)(d)	3,469,465

Total Cash Equivalents(Cost $3,469,465)		3,469,465

Total Investments (Cost $99,972,579) — 100.2%		107,646,242

Liabilities in Excess of Other Assets — (0.2)%		(200,996)

Net Assets — 100.0%		$107,445,246

(a)	All or a portion of the security is held as collateral for options.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.

(c)	Investment in affiliate.

(d)	Rate disclosed is the seven day yield as of September 30, 2010.

ADR	— American Depositary Receipt.

LP	— Limited Partnership.

PLC	— Public Liability Co.

REIT	— Real Estate Investment Trust.

Huntington Global Select Markets Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 85.2%
Brazil — 14.2%
Consumer Discretionary — 5.3%
6,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	$414,120
4,500	Companhia Brasileira de Distribuicao Grupo Pao de Acucar ADR	557,010
20,000	Lojas Americanas SA	180,744
45,000	PDG Realty SA Empreendimentos e Participacoes	534,791

		1,686,665

Consumer Staples — 1.1%
13,000	Natura Cosmeticos SA	350,992

Energy — 0.6%
5,000	Petroleo Brasileiro SA ADR	181,350

Financials — 2.9%
25,000	Banco Bradesco SA ADR	509,500
18,000	Itau Unibanco Holding SA	427,726

		937,226

Information Technology — 1.2%
5,000	Totvs SA	380,094

Materials — 1.7%
17,000	Vale SA ADR *	531,590

Utilities — 1.4%
26,500	Companhia Energetica de Minas Gerais — CEMIG ADR	434,335

		4,502,252

Canada — 5.2%
Energy — 1.2%
7,500	EnCana Corp.	226,725
4,200	TransCanada Corp.	155,904

		382,629

Financials — 0.7%
3,900	Bank of Montreal	225,225

Materials — 3.3%
10,000	Barrick Gold Corp.	462,900
4,000	Potash Corp. of Saskatchewan, Inc.	576,160

		1,039,060

		1,646,914

China — 11.3%
Consumer Discretionary — 1.7%
135,000	Anta Sports Products Ltd.	312,841
135,000	Parkson Retail Group Ltd.	234,891

		547,732

Consumer Staples — 3.1%
120,000	China Yurun Food Group Ltd.	445,424
95,000	Tsingtao Brewery Co Ltd.	547,307

		992,731

Energy — 1.0%
2,700	PetroChina Co Ltd. ADR	314,334

Financials — 0.9%
550,000	Bank of China Ltd.	288,507

Health Care — 1.6%
180,000	Shandong Weigao Group Medical Polymer Co. Ltd. *	512,702

Industrials — 1.5%
97,000	Dongfang Electric Corp Ltd.	455,690

Information Technology — 1.5%
21,000	Tencent Holdings Ltd.	459,034

		3,570,730

Hong Kong — 7.3%
Financials — 3.4%
152,000	China Resources Land Ltd.	309,136
130,000	Link REIT/The	385,364
27,000	Swire Pacific Ltd.	371,999

		1,066,499

Industrials — 1.2%
55,000	Beijing Enterprises Holdings Ltd.	391,293

Information Technology — 1.1%
200,000	Digital China Holdings Ltd.	348,503

Telecommunication Services — 1.6%
10,000	China Mobile Ltd. ADR	511,300

		2,317,595

India — 11.8%
Financials — 4.7%
13,000	Axis Bank Ltd.	447,086
10,000	ICICI Bank Ltd. ADR	498,500
70,000	Rural Electrification Corp Ltd.	537,142

		1,482,728

Health Care — 4.2%
13,000	Dr. Reddy’s Laboratories Ltd. ADR	418,860
70,000	Opto Circuits India Ltd.	464,995
10,000	Sun Pharmaceutical Industries Ltd.	452,216

		1,336,071

Industrials — 1.4%
8,000	Bharat Heavy Electricals Ltd.	443,778

Information Technology — 1.5%
6,800	Infosys Technologies Ltd. ADR *	457,708

		3,720,285

Indonesia — 7.8%
Consumer Discretionary — 1.0%
50,000	Astra International Tbk PT	317,647

Consumer Staples — 1.6%
800,000	Indofood Sukses Makmur Tbk PT	488,515

Financials — 0.7%
280,000	Bank Mandiri Tbk PT	225,882

Industrials — 0.9%
125,000	United Tractors Tbk PT	286,415

Materials — 2.2%
1,540,000	Holcim Indonesia Tbk PT *	418,432
260,000	Semen Gresik Persero Tbk PT	288,403

		706,835

Telecommunication Services — 1.4%
11,000	Telekomunikasi Indonesia Tbk PT ADR	454,190

		2,479,484

Mexico — 1.7%
Telecommunication Services — 1.7%
10,000	America Movil SA de CV,, Series 1 ADR	533,300

Shares		Value
Poland — 5.6%
Consumer Discretionary — 1.0%
50,000	TVN SA	299,146

Financials — 2.3%
3,200	Bank Pekoe SA	189,362
6,000	Bre Bank	533,407

		722,769

Information Technology — 0.8%
13,825	Asseco Poland SA	249,712

Utilities — 1.5%
60,000	Polska Grupa Energetyczna SA	485,103

		1,756,730

Republic Of South Korea — 8.6%
Consumer Staples — 1.0%
850	LG Household & Health Care Ltd.	313,807

Financials — 1.5%
21,420	Korean Reinsurance Co.	213,195
7,000	Shinhan Financial Group Co. Ltd.	267,944

		481,139

Industrials — 2.0%
2,150	Hyundai Heavy Industries Co. Ltd.	617,464

Information Technology — 1.3%
620	Samsung Electronics Co. Ltd.	422,450

Materials — 2.8%
1,400	Korea Zinc Co. Ltd.	384,268
4,500	POSCO ADR	512,910

		897,178

		2,732,038

South Africa — 1.4%
Energy — 1.4%
10,000	Sasol Ltd. ADR	447,900

Taiwan — 8.0%
Consumer Staples — 1.0%
70,000	President Chain Store Corp.	301,744

Financials — 0.5%
109,200	Cathay Financial Holding Co. Ltd.	167,114

Information Technology — 2.5%
89,600	Hon Hai Precision Industry Co. Ltd.	337,414
31	MediaTek, Inc.	436
260,000	Unimicron Technology Corp.	456,638

		794,488

Materials — 3.0%
435,160	Asia Cement Corp.	444,197
160,000	Taiwan Fertilizer Co. Ltd.	500,481

		944,678

Telecommunication Services — 1.0%
14,636	Chunghwa Telecom Co. Ltd. ADR	328,139

		2,536,163

United Kingdom — 1.1%
Materials — 1.1%
5,800	Rio Tinto PLC ADR	340,634

United States — 1.2%
Telecommunication Services — 1.2%
9,000	NII Holdings, Inc. *	369,900

Total Common Stocks(Cost $23,960,073)		26,953,925

Mutual Funds — 6.5%
6,200	iPath MSCI India Index ETN	469,712
10,000	Guggenheim China Small Cap ETF	302,300
10,200	iShares FTSE/Xinhua China 25 Index Fund	436,764
4,001	iShares MSCI South Korea Index Fund	214,013
13,000	India Fund, Inc./The	472,940
10,000	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	171,000

Total Mutual Funds(Cost $1,826,494)		2,066,729

Foreign Bonds — 3.8%
200,000	Australian Government, 6.000%, 2/15/17 (a)	204,555
200,000	Australian Government, 6.250%, 4/15/15 (a)	204,089
250,000	Brazilian Government International Bond, 12.500%, 1/5/16 (a)	170,186
200,000	Canadian Government, 4.000%, 6/1/17 (a)	214,616
350,000	Euronpean Bank for Reconstruction & Development, Series E, MTN, 9.500%, 11/6/13 (a)	214,104
1,700,000,000	KFW, Series E, 7.500%, 7/17/12 (a)	197,086

Total Foreign Bonds(Cost $1,107,035)		1,204,636

Cash Equivalents — 6.8%
2,134,253	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c) (d)	2,134,253
250	Fidelity Money Market, 0.010% (b) (c)	250

Total Cash Equivalents(Cost $2,134,503)		2,134,503

Total Investments (Cost $29,028,105) — 102.3%		32,359,793

Liabilities in Excess of Other Assets — (2.3)%		(724,839)

Net Assets — 100.0%		$31,634,954

(a)	Foreign-denominated security.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

(c)	All or a portion of the security is held as collateral for options.

(d)	Investment in affiliate

*	Non-income producing security.

ADR	— American Depositary Receipt

PLC	— Public Liability Co.

Huntington Growth Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 94.0%
Consumer Discretionary — 10.0%
10,870	Chipotle Mexican Grill, Inc. *	$1,869,640
89,160	Ctrip.com International Ltd. ADR *	4,257,390
34,730	DIRECTV, Series A, Class A *	1,445,810
32,050	Netflix, Inc. *	5,197,228

		12,770,068

Consumer Staples — 9.0%
73,440	Altria Group, Inc.	1,764,029
22,910	Colgate-Palmolive Co.	1,760,863
49,560	Hormel Foods Corp.	2,210,376
52,380	McCormick & Co., Inc.	2,202,055
31,550	Philip Morris International, Inc.	1,767,431
29,400	The Coca-Cola Co.	1,720,488

		11,425,242

Energy — 12.6%
39,170	Anadarko Petroleum Corp.	2,234,649
31,680	China Petroleum & Chemical Corp. ADR	2,796,710
46,950	ConocoPhillips	2,696,338
31,630	Core Laboratories NV	2,784,705
13,840	Enterprise Products Partners LP	549,033
51,560	Peabody Energy Corp.	2,526,956
38,190	Transocean Ltd.	2,455,235

		16,043,626

Financials — 5.5%
37,050	China Life Insurance Co. Ltd. ADR	2,203,734
21,590	Chubb Corp.	1,230,414
14,230	Goldman Sachs Group, Inc.	2,057,373
40,050	JPMorgan Chase & Co.	1,524,704

		7,016,225

Health Care — 10.3%
24,460	Becton, Dickinson & Co.	1,812,486
49,860	Eli Lilly & Co.	1,821,386
30,610	Novo-Nordisk A/S ADR	3,013,248
36,740	Quest Diagnostics, Inc.	1,854,268
32,720	Teva Pharmaceutical Industries Ltd. ADR	1,725,980
48,140	Varian Medical Systems, Inc. *	2,912,470

		13,139,838

Industrials — 12.8%
80,380	Caterpillar, Inc.	6,324,298
39,250	Deere & Co. (a)	2,738,865
36,390	Joy Global, Inc.	2,558,945
56,730	Union Pacific Corp.	4,640,514

		16,262,622

Information Technology — 26.3%
65,480	Akamai Technologies, Inc. *	3,285,786
22,560	Apple, Inc. *	6,401,400
83,060	Baidu, Inc. SP ADR *	8,523,617
69,340	Salesforce.com, Inc. *	7,752,212
88,340	VMware, Inc., Class A *	7,503,600

		33,466,615

Materials — 5.5%
35,060	Aluminum Corp. of China Ltd. ADR *	834,779
20,570	Du Pont (E.I.) de Nemours & Co.	917,834
20,280	Freeport-McMoran Copper & Gold, Inc., Series B, Class B	1,731,709
37,250	Mechel ADR	927,525
21,570	Rio Tinto PLC ADR	1,266,806
40,090	Vale SA ADR *	1,253,614

		6,932,267

Real Estate Investment Trusts — 1.0%
48,310	National Retail Properties, Inc.	1,213,064

Telecommunication Services — 1.0%
25,090	American Tower Corp. *	1,286,113

Total Common Stocks(Cost $100,814,736)		119,555,680

Cash Equivalents — 5.0%
6,411,698	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	6,411,698

Total Cash Equivalents(Cost $6,411,698)		6,411,698

Total Investments (Cost $107,226,434) — 99.0%		125,967,378

Other Assets in Excess of Liabilities — 1.0%		1,258,164

Net Assets — 100.0%		$127,225,542

(a)	All or a portion of the security is held as collateral for options.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of September 30, 2010.

*	Non-income producing security.

LP	— Limited Partnership.

PLC	— Public Liability Co.

Huntington Income Equity Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 98.8%
Consumer Discretionary — 9.7%
88,500	Comcast Corp., Class A	$1,600,080
29,200	Darden Restaurants, Inc.	1,249,176
58,300	Limited Brands, Inc.	1,561,274
27,700	McDonald’s Corp.	2,063,927
32,600	Time Warner, Inc.	1,760,074
20,300	Whirlpool Corp.	1,643,488

		9,878,019

Consumer Staples — 12.5%
38,400	HJ Heinz Co.	1,819,008
25,600	Kimberly-Clark Corp.	1,665,280
22,600	PepsiCo, Inc.	1,501,544
31,500	Reynolds American, Inc.	1,870,785
185,000	Sara Lee Corp.	2,484,550
54,600	Sysco Corp.	1,557,192
61,500	Unilever NV	1,837,620

		12,735,979

Energy — 12.0%
22,600	Chevron Texaco Corp.	1,831,730
22,600	ConocoPhillips	1,297,918
71,700	Enerplus Resources Fund	1,846,275
33,900	Eni SpA ADR	1,463,802
90,400	Penn West Energy Trust	1,814,328
47,900	Repsol YPF SA ADR	1,232,467
21,600	Royal Dutch Shell PLC ADR	1,302,480
27,500	Total SA ADR	1,419,000

		12,208,000

Financials — 12.6%
29,800	Bank of Montreal	1,720,950
30,200	Canadian Imperial Bank of Commerce	2,187,688
32,600	Chubb Corp.	1,857,874
47,000	HSBC Holdings PLC ADR	2,377,730
26,200	The Toronto-Dominion Bank	1,893,212
52,400	The Travelers Cos., Inc.	2,730,040

		12,767,494

Health Care — 11.5%
36,300	Abbott Laboratories	1,896,312
53,500	AstraZeneca PLC ADR	2,712,450
63,400	Eli Lilly & Co.	2,316,002
147,200	Pfizer, Inc.	2,527,424
67,900	Sanofi-Aventis ADR	2,257,675

		11,709,863

Industrials — 13.8%
25,600	3M Co.	2,219,776
33,000	Caterpillar, Inc.	2,596,440
29,100	General Dynamics Corp.	1,827,771
40,400	Northrop Grumman Corp.	2,449,452
112,300	R.R. Donnelley & Sons Co.	1,904,608
16,300	United Parcel Service, Inc., Class B	1,087,047
55,000	Waste Management, Inc.	1,965,700

		14,050,794

Information Technology — 6.2%
26,400	Hewlett-Packard Co.	1,110,648
89,600	Intel Corp.	1,723,008
10,800	International Business Machines Corp.	1,448,712
80,800	Microsoft Corp. (a)	1,978,792

		6,261,160

Materials — 2.7%
34,000	Du Pont (E.I.) de Nemours & Co.	1,517,080
15,900	Eastman Chemical Co.	1,176,600

		2,693,680

Real Estate Investment Trusts — 7.2%
69,700	HCP, Inc.	2,507,806
50,900	Health Care, Inc.	2,409,606
74,200	Mack-Cali Realty Corp.	2,427,082

		7,344,494

Telecommunication Services — 3.5%
40,800	AT&T, Inc.	1,166,880
36,700	BCE, Inc.	1,192,750
98,000	Windstream Corp.	1,204,420

		3,564,050

Utilities — 7.1%
41,200	Ameren Corp.	1,170,080
33,600	DTE Energy Co.	1,543,248
68,000	Duke Energy Corp.	1,204,280
28,600	Exelon Corp.	1,217,788
118,500	NiSource, Inc.	2,061,900

		7,197,296

Total Common Stocks(Cost $91,940,203)		100,410,829

Cash Equivalents — 1.1%
1,093,416	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	1,093,416

Total Cash Equivalents(Cost $1,093,416)		1,093,416

Total Investments (Cost $93,033,619) — 99.8%		101,504,245

Other Assets in Excess of Liabilities — 0.2%		172,536

Net Assets — 100.0%		$101,676,781

(a)	All or a portion of the security is held as collateral for options.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

(c)	Investment in affiliate.

ADR	— American Depositary Receipt.

PLC	— Public Liability Co

Huntington International Equity Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 93.2%
Australia — 4.6%
Consumer Staples — 2.3%
1,100,000	Foster’s Group Ltd. *	$6,515,920

Materials — 2.3%
180,000	BHP Billiton Ltd.	6,767,938

		13,283,858

Canada — 5.3%
Energy — 2.2%
108,000	Cenovus Energy, Inc.	3,107,160
108,000	EnCana Corp.	3,264,840

		6,372,000

Materials — 1.5%
30,300	Potash Corp. of Saskatchewan, Inc.	4,364,412

Telecommunication Services — 1.6%
146,000	BCE, Inc.	4,745,000

		15,481,412

France — 9.3%
Energy — 2.2%
126,840	Total SA	6,537,850

Financials — 3.5%
243,900	AXA SA ADR	4,238,982
84,011	BNP Paribas	5,975,668

		10,214,650

Health Care — 2.0%
88,000	Sanofi-Aventis	5,864,067

Utilities — 1.6%
46,172	GDF Suez ADR	1,657,575
81,000	GDF Suez	2,900,075

		4,557,650

		27,174,217

Germany — 6.7%
Consumer Staples — 1.6%
86,000	Henkel AG & Co. KGaA	4,623,915

Health Care — 1.0%
104,300	Stada Arzneimittel AG	3,001,229

Industrials — 4.1%
222,000	GEA Group AG	5,529,947
59,500	Siemens AG	6,293,558

		11,823,505

		19,448,649

Hong Kong — 2.5%
Consumer Discretionary — 1.2%
910,000	MTR Corp. Ltd.	3,442,305

Financials — 1.3%
580,000	The Wharf (Holdings) Ltd.	3,730,168

		7,172,473

Italy — 1.4%
Energy — 1.4%
102,000	Saipem SpA	4,085,841

Japan — 19.7%
Consumer Discretionary — 4.2%
176,000	Honda Motor Co. Ltd.	6,246,487
438,000	Panasonic Corp.	5,933,737

		12,180,224

Consumer Staples — 3.8%
230,000	Shiseido Co. Ltd.	5,162,844
145,800	Unicharm Corp.	5,867,976

		11,030,820

Financials — 2.4%
1,500	Japan Prime Realty Investment Corp.	3,302,390
400	Japan Real Estate Investment Corp.	3,636,581

		6,938,971

Industrials — 3.9%
46,000	FANUC Ltd. *	5,857,100
244,000	KOMATSU Ltd.	5,664,155

		11,521,255

Information Technology — 4.4%
168,500	Canon, Inc.	7,861,382
22,900	KEYENCE Corp.	4,981,302

		12,842,684

Utilities — 1.0%
128,000	The Tokyo Electric Power Co., Inc.	3,121,615

		57,635,569

Mexico — 1.1%
Telecommunication Services — 1.1%
62,500	America Movil SA de CV., Series L ADR	3,333,125

Netherlands — 4.1%
Consumer Discretionary — 1.9%
176,000	Koninklijke (Royal) Philips Electronics NV NYS	5,512,320

Energy — 2.2%
217,000	Royal Dutch Shell PLC, Class A	6,531,647

		12,043,967

Singapore — 3.9%
Financials — 0.0%
118,400	K-Green Trust *	98,141

Industrials — 1.8%
742,000	Keppel Corp Ltd.	5,067,042

Telecommunication Services — 2.1%
2,575,930	Singapore Telecommunications Ltd.	6,150,890

		11,316,073

Spain — 3.9%
Financials — 3.9%
519,066	Banco Bilbao Vizcaya Argentaria SA ADR	6,997,009
350,000	Banco Santander SA	4,446,043

		11,443,052

Sweden — 1.3%
Consumer Staples — 1.3%
245,000	Svenska Cellulosa AB (SCA)	3,726,167

Switzerland — 8.0%
Financials — 2.1%
104,300	ACE Ltd.	6,075,475

Health Care — 3.7%
111,400	Novartis AG	6,388,551
33,300	Roche Holding AG	4,547,995

		10,936,546

Shares		Value
Materials — 2.2%
128,100	Syngenta AG ADR	6,378,099

		23,390,120

Taiwan — 1.8%
Information Technology — 1.8%
522,854	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,301,740

United Kingdom — 18.5%
Consumer Discretionary — 4.6%
453,000	Pearson, Inc.	7,013,298
678,000	Rolls-Royce Group PLC	6,427,979

		13,441,277

Consumer Staples — 3.8%
109,000	Reckitt Benckiser Group PLC	5,994,957
778,284	TESCO PLC	5,184,077

		11,179,034

Energy — 3.2%
302,000	BG Group PLC	5,306,528
231,100	SCOTTISH & SOUTHERN ENERGY PLC	4,058,908

		9,365,436

Financials — 3.4%
950,000	Barclays PLC	4,471,290
192,300	Standard Chartered PLC	5,516,296

		9,987,586

Health Care — 1.4%
103,850	GlaxoSmithKline PLC ADR	4,104,152

Telecommunication Services — 2.1%
2,430,000	Vodafone Group PLC	5,997,219

		54,074,704

United States — 1.1%
Energy — 1.1%
51,352	Schlumberger Ltd.	3,163,797

Total Common Stocks(Cost $231,562,578)		272,074,764

Mutual Funds — 5.3%
212,000	iShares MSCI Hong Kong Index Fund	3,845,680
69,500	iShares MSCI South Korea Index Fund	3,717,555
222,000	iShares MSCI Taiwan Index Fund *	3,008,100
139,000	Morgan Stanley India Fund *	3,787,750
60,000	ProShares UltraShort Yen *	1,000,500

Total Mutual Funds(Cost $11,531,173)		15,359,585

Cash Equivalents — 1.3%
3,765,319	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	3,765,319

Total Cash Equivalents(Cost $3,765,319)		3,765,319

Total Investments (Cost $246,859,070) — 99.8%		291,199,668

Other Assets in Excess of Liabilities — 0.2%		638,947

Net Assets — 100.0%		$291,838,615

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

*	Non-income producing security.

ADR	— American Depositary Receipt.

NYS	— New York Shares.

PLC	— Public Liability Co.

Huntington Macro 100 Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 91.7%
Consumer Discretionary — 8.4%
1,150	AutoZone, Inc. *	$263,247
12,800	GameStop Corp., Class A *	252,288
6,400	Hasbro, Inc.	284,864
8,600	Johnson Controls, Inc.	262,300
11,300	Leggett & Platt, Inc.	257,188
4,075	McDonald’s Corp.	303,628
23,900	Newell Rubbermaid, Inc.	425,659
4,585	Omnicom Group, Inc.	181,016
10,100	Staples, Inc.	211,292
6,100	Starwood Hotels & Resorts Worldwide, Inc.	320,555
24,000	The New York Times Co. *	185,760
5,600	The TJX Cos., Inc.	249,928
7,400	The Walt Disney Co.	245,014

		3,442,739

Consumer Staples — 10.0%
11,100	Avon Products, Inc.	356,421
4,500	Colgate-Palmolive Co.	345,870
20,600	Constellation Brands, Inc. *	364,414
9,800	Dr. Pepper Snapple Group, Inc.	348,096
13,700	Kellogg Co.	691,987
9,700	Kraft Foods, Inc.	299,342
9,000	McCormick & Co., Inc.	378,360
7,600	Procter & Gamble Co.	455,772
17,200	Sysco Corp.	490,544
5,900	The Clorox Co.	393,884

		4,124,690

Energy — 11.4%
6,800	Apache Corp.	664,768
6,269	Baker Hughes, Inc.	267,059
10,600	ConocoPhillips	608,758
15,300	Denbury Resources, Inc. *	243,117
5,600	Devon Energy Corp.	362,544
3,000	EOG Resources, Inc.	278,910
8,157	Exxon Mobil Corp.	504,021
12,000	Marathon Oil Corp.	397,200
3,300	Occidental Petroleum Corp.	258,390
7,600	Peabody Energy Corp.	372,476
23,700	Rowan Cos., Inc. *	719,532

		4,676,775

Financials — 9.8%
10,000	Aflac, Inc.	517,100
19,200	JPMorgan Chase & Co.	730,944
12,900	Lincoln National Corp.	308,568
17,000	Morgan Stanley	419,560
10,000	State Street Corp.	376,600
8,400	The Allstate Corp.	265,020
6,000	Torchmark Corp.	318,840
22,500	U.S. Bancorp	486,450
23,864	Wells Fargo & Co.	599,702

		4,022,784

Health Care — 10.8%
8,400	Becton, Dickinson & Co.	622,440
3,900	C.R. Bard, Inc.	317,577
3,300	Genzyme Corp. *	233,607
6,800	Johnson & Johnson	421,328
8,600	McKesson Corp.	531,308
7,900	Medtronic, Inc.	265,282
22,500	Mylan Laboratories, Inc. *	423,225
10,700	Patterson Cos., Inc.	306,555
21,450	Pfizer, Inc.	368,297
5,500	Stryker Corp.	275,275
6,700	Thermo Fisher Scientific, Inc. *	320,796
6,300	Zimmer Holdings, Inc. *	329,679

		4,415,369

Industrials — 11.9%
4,500	Cummins, Inc.	407,610
3,300	Flowserve Corp.	361,086
6,300	General Dynamics Corp.	395,703
4,800	Illinois Tool Works, Inc.	225,696
7,500	Jacobs Engineering Group, Inc. *	290,250
3,800	Pall Corp.	158,232
6,500	Parker Hannifin Corp. (a)	455,390
10,125	Republic Services, Inc., Class A	308,711
5,000	Stericycle, Inc. *	347,400
10,400	Union Pacific Corp.	850,720
4,300	United Parcel Service, Inc., Class B	286,767
6,900	United Technologies Corp.	491,487
2,600	W.W. Grainger, Inc.	309,686

		4,888,738

Information Technology — 16.0%
1,700	Apple, Inc. *	482,375
9,900	BMC Software, Inc. *	400,752
50,800	Cisco Systems, Inc. *	1,112,520
6,500	Cognizant Technology Solutions Corp., Class A *	419,055
21,700	EMC Corp. *	440,727
6,175	Fiserv, Inc. *	332,338
875	Google, Inc., Class A *	460,066
4,200	International Business Machines Corp.	563,388
8,800	Intuit, Inc. *	385,528
54,200	Jabil Circuit, Inc.	781,022
10,050	Microsoft Corp.	246,125
13,200	Monster Worldwide, Inc. *	171,072
11,000	VeriSign, Inc. *	349,140
39,092	Xerox Corp.	404,602

		6,548,710

Materials — 5.9%
14,400	Ball Corp.	847,440
4,500	Cliffs Natural Resources, Inc.	287,640
5,000	Ecolab, Inc.	253,700
7,900	Pactiv Corp. *	260,542
16,000	The Dow Chemical Co.	439,360
16,000	Titanium Metals Corp. *	319,360

		2,408,042

Real Estate Investment Trusts — 1.6%
9,800	HCP, Inc.	352,604
22,500	Host Hotels & Resorts, Inc.	325,800

		678,404

Telecommunication Services — 3.2%
11,000	AT&T, Inc.	314,600
11,900	CenturyLink, Inc.	469,574
16,050	Verizon Communications, Inc.	523,070

		1,307,244

Utilities — 2.7%
3,800	Consolidated Edison, Inc.	183,236
4,900	Dominion Resources, Inc., Class A	213,934

Shares		Value
1,800	Entergy Corp.	137,754
2,100	Integrys Energy Group, Inc.	109,326
3,300	Pinnacle West Capital Corp.	136,191
3,600	Progress Energy, Inc.	159,912
2,900	Wisconsin Energy Corp.	167,620

		1,107,973

Total Common Stocks(Cost $33,686,191)		37,621,468

Cash Equivalents — 8.3%
3,419,012	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	3,419,012

Total Cash Equivalents(Cost $3,419,012)		3,419,012

Total Investments (Cost $37,105,203) — 100.0%		41,040,480

Liabilities in Excess of Other Assets — (0.0)%		(17,934)

Net Assets — 100.0%		$41,022,546

(a)	All or a portion of the security is held as collateral for options.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.

Huntington Mid Corp America Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 96.6%
Consumer Discretionary — 12.1%
7,120	Advance Auto Parts, Inc.	$417,802
15,900	Best Buy Co., Inc.	649,197
25,340	Bob Evans Farms, Inc.	711,294
32,400	BorgWarner, Inc. (a) *	1,704,888
12,100	Coinstar, Inc. *	520,179
20,670	Guess?, Inc.	839,822
12,365	ITT Educational Services, Inc. *	868,888
30,300	J Crew Group, Inc. *	1,018,686
20,800	Kohl’s Corp. *	1,095,744
19,500	Mohawk Industries, Inc. *	1,039,350
40,000	Nordstrom, Inc.	1,488,000
24,650	PetSmart, Inc.	862,750
6,710	Polo Ralph Lauren Corp.	602,961
15,540	Ross Stores, Inc.	848,795
37,200	Royal Caribbean Cruises Ltd.	1,172,916
16,070	Stanley Black & Decker, Inc.	984,769
15,760	V.F. Corp.	1,276,875
4,100	Whirlpool Corp.	331,936
8,000	Wolverine World Wide, Inc.	232,080

		16,666,932

Consumer Staples — 3.5%
32,000	Church & Dwight Co., Inc.	2,078,080
25,950	Constellation Brands, Inc. *	459,056
28,900	Dr. Pepper Snapple Group, Inc.	1,026,528
20,700	Ralcorp Holding, Inc. *	1,210,536

		4,774,200

Energy — 6.4%
46,700	Chesapeake Energy Corp.	1,057,755
11,300	Forest Oil Corp. *	335,610
29,200	Helmerich & Payne, Inc.	1,181,432
28,160	Murphy Oil Corp.	1,743,667
35,500	Noble Energy, Inc.	2,665,695
66,200	Spectra Energy Corp.	1,492,810
11,250	Unit Corp. *	419,513

		8,896,482

Financials — 11.2%
10,000	Allied World Assurance Co. Holdings Ltd.	565,900
21,200	BancorpSouth, Inc.	300,616
38,800	Cincinnati Financial Corp.	1,119,380
26,900	City National Corp.	1,427,583
4,310	Everest Re Group Ltd.	372,686
30,934	Fidelity National Title Group, Inc.	485,973
34,430	First American Financial Corp.	514,384
17,248	FirstMerit Corp.	315,983
19,200	Hanover Insurance Group, Inc.	902,400
9,730	HCC Insurance Holdings, Inc.	253,856
21,800	Invesco Ltd.	462,814
9,800	Jones Lang LaSalle, Inc.	845,446
20,000	Legg Mason, Inc.	606,200
28,870	Lincoln National Corp.	690,570
62,250	Old Republic International Corp.	862,162
45,400	Principal Financial Group	1,176,768
21,800	Prosperity Bancshares, Inc.	707,846
22,240	T. Rowe Price Group, Inc.	1,113,446
30,590	Torchmark Corp.	1,625,553
27,390	Trustmark Corp.	595,459
16,070	Unum Group	355,950
21,000	Wilmington Trust Corp.	188,580

		15,489,555

Health Care — 12.0%
60,000	AmerisourceBergen Corp.	1,839,600
12,430	Biogen Idec, Inc. *	697,572
13,840	Cephalon, Inc. *	864,169
18,775	Coventry Health Care, Inc. *	404,226
49,600	Life Technologies Corp. *	2,315,824
44,700	Lincare Holdings, Inc.	1,121,523
33,300	Owens & Minor, Inc.	947,718
38,300	PDL BioPharma, Inc. *	201,458
16,000	Quest Diagnostics, Inc.	807,520
32,490	St. Jude Medical, Inc. *	1,278,157
21,500	Teleflex, Inc.	1,220,770
68,156	Thermo Fisher Scientific, Inc. *	3,263,309
38,830	Watson Pharmaceutical, Inc. *	1,642,897

		16,604,743

Industrials — 17.6%
10,200	Alliant Techsystems, Inc. *	769,080
30,200	CNH Global NV NYS	1,106,528
47,200	Cooper Industries PLC	2,309,496
14,400	Cummins, Inc.	1,304,352
16,000	Elbit Systems Ltd.	848,480
22,900	EMCOR Group, Inc. *	563,111
3,320	Flowserve Corp.	363,274
3,000	G&K Services, Inc., Class A	68,580
28,700	General Cable Corp. *	778,344
26,690	ITT Corp.	1,249,893
53,400	John Bean Technologies Corp.	860,274
54,000	Kennametal, Inc.	1,670,220
39,000	L-3 Communications Holdings, Inc.	2,818,530
15,700	Ladish Co., Inc. *	488,741
25,800	Pall Corp.	1,074,312
23,400	Parker Hannifin Corp.	1,639,404
10,100	Precision Castparts Corp.	1,286,235
20,000	Quanex Building Products Corp.	345,400
7,000	R.R. Donnelley & Sons Co.	118,720
3,000	Rockwell International Corp.	185,190
21,000	Ryder System, Inc.	898,170
30,500	Thomas & Betts Corp. *	1,251,110
10,000	UniFirst Corp.	441,500
25,150	Watsco, Inc.	1,400,352
25,200	Weatherford International Ltd.	430,920

		24,270,216

Information Technology — 17.2%
225,066	Activision Blizzard, Inc.	2,435,214
11,000	Amdocs Ltd.	315,260
48,000	Arris Group, Inc. *	468,960
53,697	Aviat Networks, Inc. *	219,621
22,135	Benchmark Electronics, Inc. *	363,014
19,170	BMC Software, Inc. *	776,002
24,200	Broadcom Corp., Class A	856,438
33,730	Broadridge Financial Solutions, Inc.	771,405
21,700	Citrix Systems, Inc. *	1,480,808
34,430	CoreLogic, Inc. *	659,679
53,400	CTS Corp.	513,708
8,000	Cymer, Inc. *	296,640
15,570	Electronic Arts, Inc. *	255,815

Shares		Value
32,866	Fidelity National Information Services, Inc.	891,654
14,100	Fiserv, Inc. *	758,862
28,430	FLIR Systems, Inc. *	730,651
40,000	Forrester Research, Inc. *	1,323,200
33,000	Harris Corp.	1,461,570
51,000	Integrated Device Technology, Inc. *	298,350
12,000	Intersil Corp., Class A	140,280
29,000	JDA Software Group, Inc. *	735,440
36,700	Molex, Inc.	768,131
15,300	Multi-Fineline Electronix, Inc. *	336,447
30,800	NCR Corp. *	419,804
49,600	NVIDIA Corp. *	579,328
112,100	ON Semiconductor Corp. *	808,241
17,200	Progress Software Corp. *	569,320
31,600	Synopsys, Inc. *	782,732
20,600	Syntel, Inc.	916,700
50,280	Teradata Corp. *	1,938,797
29,250	Varian Semiconductor Equipment Associates, Inc. *	841,815

		23,713,886

Materials — 7.0%
16,800	Albemarle Corp.	786,408
18,100	AptarGroup, Inc.	826,627
6,000	Ball Corp.	353,100
29,300	Cytec Industries, Inc.	1,651,934
27,000	FMC Corp.	1,847,070
14,000	Innophos Holdings, Inc.	463,400
18,800	Lubrizol Corp.	1,992,236
3,000	Minerals Technologies, Inc.	176,760
12,280	PPG Industries, Inc.	893,984
20,900	RPM International, Inc.	416,328
6,000	Schnitzer Steel Industries, Inc.	289,680

		9,697,527

Real Estate Investment Trusts — 3.9%
9,300	Federal Realty Investment Trust	759,438
12,200	Home Properties, Inc.	645,380
28,334	Host Hotels & Resorts, Inc.	410,277
12,210	Liberty Property Trust	389,499
13,360	Mid-America Apartment Communities, Inc.	778,621
16,690	PS Business Parks, Inc.	944,153
15,200	Rayonier, Inc.	761,824
18,260	Sovran Self Storage, Inc.	692,054

		5,381,246

Telecommunication Services — 1.0%
26,570	CenturyLink, Inc.	1,048,452
9,000	TELUS Corp.	381,150

		1,429,602

Utilities — 4.7%
12,000	AGL Resources, Inc.	460,320
15,500	Atmos Energy Corp.	453,375
18,620	CMS Energy Corp.	335,532
8,000	Constellation Energy Group, Inc.	257,920
6,980	DTE Energy Co.	320,591
60,750	MDU Resources Group, Inc.	1,211,963
27,900	National Fuel Gas Co.	1,445,499
14,250	New Jersey Resources Corp.	558,885
63,000	Questar Corp.	1,104,390
12,640	Xcel Energy, Inc.	290,341

		6,438,816

Total Common Stocks(Cost $86,897,701)		133,363,205

Cash Equivalents — 3.5%
4,811,176	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	4,811,176

Total Cash Equivalents(Cost $4,811,176)		4,811,176

Total Investments (Cost $91,708,877) — 100.1%		138,174,381

Liabilities in Excess of Other Assets — (0.1)%		(73,498)

Net Assets — 100.0%		$138,100,883

(a)	All or a portion of the security is held as collateral for options.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.
PLC — Public Liability Co.
NYS — New York Shares

Huntington New Economy Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 95.2%
Consumer Discretionary — 18.3%
6,900	Advance Auto Parts, Inc.	$404,892
28,180	Aeropostale, Inc. *	655,185
11,000	American Public Education, Inc. *	361,460
18,100	Best Buy Co., Inc.	739,023
4,700	Chipotle Mexican Grill, Inc. *	808,400
10,200	Fossil, Inc. (a) *	548,658
14,900	Iconix Brand Group, Inc. *	260,750
14,500	Las Vegas Sands Corp. (a) *	505,325
18,820	Lululemon Athletica, Inc. (a) *	841,630
5,900	Netflix, Inc. *	956,744
7,400	Polaris Industries, Inc. (a)	481,740
17,900	Skechers U.S.A., Inc. (a) *	420,471
1,700	Strayer Education, Inc.	296,650
12,770	The Buckle, Inc.	338,916
27,280	True Religion Apparel, Inc. *	582,155
22,400	Universal Electronics, Inc. *	467,040
6,600	Wynn Resorts Ltd. (a)	572,682
13,000	Zumiez, Inc. *	275,080

		9,516,801

Consumer Staples — 2.8%
12,800	Diamond Foods, Inc.	524,672
19,800	Green Mountain Coffee Roasters, Inc. *	617,562
7,000	Hansen Natural Corp. *	326,340

		1,468,574

Energy — 6.9%
7,700	Baker Hughes, Inc.	328,020
5,000	Carbo Ceramics, Inc.	405,000
11,800	Forest Oil Corp. *	350,460
42,900	Helix Energy Solutions Group, Inc. *	477,906
5,300	Oil States International, Inc. *	246,715
15,700	Plains Exploration & Production Co. *	418,719
18,900	Quicksilver Resources, Inc. *	238,140
14,900	Range Resources Corp.	568,137
20,600	Superior Energy Services, Inc. *	549,814

		3,582,911

Financials — 8.1%
6,000	Ameriprise Financial, Inc.	283,980
20,000	Assurant, Inc.	814,000
15,700	Eaton Vance Corp.	455,928
9,400	JPMorgan Chase & Co.	357,858
44,700	New York Community Bancorp, Inc.	726,375
13,000	Protective Life Corp.	282,880
8,300	SVB Financial Group *	351,256
24,400	U.S. Bancorp	527,528
6,900	Westamerica Bancorp	375,981

		4,175,786

Health Care — 14.6%
16,800	CareFusion Corp. *	417,312
28,900	Cepheid, Inc. *	540,719
7,000	Express Scripts, Inc. *	340,900
13,800	Illumina, Inc. (a) *	678,960
11,100	Integra LifeSciences Holdings Corp. *	438,006
3,400	Intuitive Surgical, Inc. *	964,716
9,800	Life Technologies Corp. *	457,562
10,100	Perrigo Co. (a)	648,622
3,800	Quality Systems, Inc.	251,978
18,200	ResMed, Inc. *	597,142
12,000	Thoratec Corp. *	443,760
8,600	United Therapeutics Corp. *	481,686
26,600	Vertex Pharmaceuticals, Inc. *	919,562
18,500	Warner Chilcott PLC *	415,140

		7,596,065

Industrials — 10.6%
10,000	AGCO Corp. (a) *	390,100
12,800	Bucyrus International, Inc. (a)	887,680
19,500	Corrections Corp. of America *	481,260
5,000	FedEx Corp.	427,500
200	Flowserve Corp. (a)	21,884
34,300	Hexcel Corp. *	610,197
27,100	Insituform Technologies, Inc., Class A *	655,278
5,600	Precision Castparts Corp.	713,160
15,400	Robbins & Myers, Inc.	412,412
9,900	Rockwell International Corp.	611,127
19,400	United Rentals, Inc. *	287,896

		5,498,494

Information Technology — 21.6%
1,580	Apple, Inc. *	448,325
66,500	Brooks Automation, Inc. *	446,215
13,300	Cabot Microelectronics Corp. *	427,994
36,900	Convergys Corp. *	385,605
13,960	Cree, Inc. *	757,889
2,100	F5 Networks, Inc. *	218,001
5,800	Factset Research Systems, Inc. (a)	470,554
800	Google, Inc., Class A *	420,632
5,000	Itron, Inc. *	306,150
25,300	Microsoft Corp.	619,597
16,700	National Instruments Corp.	545,422
6,600	NetApp, Inc. (a) *	328,614
30,500	NVIDIA Corp. *	356,240
22,100	Rovi Corp. *	1,114,061
5,800	Salesforce.com, Inc. (a) *	648,440
29,000	Tessera Technologies, Inc. *	536,500
12,100	Veeco Instruments, Inc. *	421,927
15,800	Viasat, Inc. *	649,538
8,000	VMware, Inc., Class A *	679,520
48,100	Volterra Semiconductor Corp. *	1,035,112
15,000	Western Digital Corp. *	425,850

		11,242,186

Materials — 9.2%
5,000	Agrium, Inc.	374,950
12,100	Carpenter Technology Corp.	407,891
12,400	CF Industries Holdings, Inc. (a)	1,184,200
4,600	Cytec Industries, Inc. (a)	259,348
16,600	Intrepid Potash, Inc. *	432,762
6,600	Monsanto Co.	316,338
8,100	Potash Corp. of Saskatchewan, Inc.	1,166,724
32,100	Titanium Metals Corp. *	640,716

		4,782,929

Real Estate Investment Trusts — 0.9%
27,600	Extra Space Storage, Inc.	442,704

Shares		Value
Utilities — 2.2%
7,500	Alliant Energy Corp.	272,625
9,200	FirstEnergy Corp.	354,568
7,400	IDACORP, Inc.	265,808
6,600	OGE Energy Corp.	263,142

		1,156,143

Total Common Stocks(Cost $45,060,511)		49,462,593

Cash Equivalents — 7.4%
3,859,947	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	3,859,947

Total Cash Equivalents(Cost $3,859,947)		3,859,947

Total Investments (Cost $48,920,458) — 102.6%		53,322,540

Liabilities in Excess of Other Assets — (2.6)%		(1,344,294)

Net Assets — 100.0%		$51,978,246

(a)	All or a portion of the security is held as collateral for options.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.
PLC — Public Liability Co.

Huntington Real Strategies Fund
Portfolio of Investments – (Unaudited)
September 30, 2010

Principal
Amount
or Shares		Value
Common Stocks — 90.0%
Consumer Staples — 1.4%
70,000	Tyson Foods, Inc., Class A	$1,121,400

Energy — 41.0%
44,300	Arch Coal, Inc.	1,183,253
48,100	Cameco Corp.	1,333,813
32,000	Canadian Natural Resources Ltd.	1,107,200
49,800	Chesapeake Energy Corp.	1,127,970
20,000	Consol Energy, Inc.	739,200
78,200	El Paso Corp.	968,116
40,000	El Paso Pipeline Partners LP	1,282,800
33,400	EnCana Corp.	1,009,682
28,700	Enterprise Products Partners LP	1,138,529
27,256	Exxon Mobil Corp. (a)	1,684,148
52,800	Hugoton Royalty Trust	1,055,472
43,500	Linn Energy LLC	1,390,260
36,600	Marathon Oil Corp. (a)	1,211,460
3,700	Massey Energy Co. (a)	114,774
25,800	National Oilwell Varco, Inc.	1,147,326
50,000	Natural Resource Partners LP	1,339,000
27,600	Newfield Exploration Co. *	1,585,344
28,000	Noble Corp.	946,120
22,700	Peabody Energy Corp.	1,112,527
40,600	Petroleo Brasileiro SA ADR (a)	1,472,562
18,500	Sasol Ltd. ADR	828,615
13,932	Schlumberger Ltd.	858,351
64,900	Spectra Energy Corp.	1,463,495
40,646	StatoilHydro ASA ADR	852,753
20,200	Tenaris SA ADR	776,084
60,000	Tesoro Corp. *	801,600
19,198	Transocean Ltd.	1,234,239
350,000	Uranium Energy Corp. *	1,148,000
255,400	USEC, Inc. *	1,325,526
41,000	Valero Energy Corp.	717,910

		32,956,129

Industrials — 13.1%
45,100	AGCO Corp. *	1,759,351
17,200	Bucyrus International, Inc. (a)	1,192,820
27,000	Deere & Co.	1,884,060
12,000	Fluor Corp.	594,360
44,500	Foster Wheeler AG	1,088,470
39,000	Harsco Corp.	958,620
40,000	KOMATSU Ltd. ADR *	937,200
97,900	Manitowoc Co., Inc.	1,185,569
35,000	Robbins & Myers, Inc.	937,300

		10,537,750

Information Technology — 0.7%
60,000	Suntech Power Holdings Co. Ltd. ADR *	578,400

Materials — 23.6%
15,670	Agrium, Inc. (a)	1,175,093
20,000	Allegheny Technologies, Inc. (a)	929,000
14,800	BHP Billiton Ltd. ADR	1,129,536
13,000	FMC Corp.	889,330
13,450	Monsanto Co.	644,659
98,000	Olin Corp.	1,975,680
7,500	POSCO ADR	854,850
10,020	Potash Corp. of Saskatchewan, Inc. (a)	1,443,281
13,800	Praxair, Inc.	1,245,588
47,000	Rio Tinto PLC ADR	2,760,310
33,400	Sociedad Quimica y Minera de Chile SA ADR	1,611,216
4,000	Terra Nitrogen Co., LP	362,680
19,500	The Mosaic Co.	1,145,820
41,300	Vale SA ADR *	1,291,451
32,000	Yara International ASA ADR	1,445,760

		18,904,254

Real Estate Investment Trusts — 9.8%
9,081	Avalonbay Communities, Inc. (a)	943,788
17,900	Boston Properties, Inc. (a)	1,487,848
80,000	Duke Realty Corp.	927,200
39,300	Plum Creek Timber Co., Inc.	1,387,290
32,800	Rayonier, Inc.	1,643,936
16,806	Vornado Realty Trust	1,437,417

		7,827,479

Utilities — 0.4%
18,500	Questar Corp.	324,305

Total Common Stocks(Cost $75,648,131)		72,249,717

Corporate Bonds — 1.0%
Financials — 1.0%
750,000	Credit Suisse Securities USA LLC, 0.000%, 3/26/13 *	821,625

Total Corporate Bonds(Cost $750,000)		821,625

Mutual Funds — 8.8%
Exchange Traded Funds — 4.8%
12,000	Oil Services HOLDRs Trust	1,357,800
50,000	PowerShares DB Agriculture Fund *	1,375,500
36,000	ProShares Short S&P 500 Treasury *	1,125,000

		3,858,300

Exchange Traded Notes — 1.5%
40,000	iPath Dow Jones-AIG Livestock Total Return Sub-Index *	1,206,800

Investment Companies — 2.5%
119,800	Central Fund of Canada Ltd., Series A, Class A	1,989,878

Total Mutual Funds(Cost $8,653,312)		7,054,978

Cash Equivalents — 0.6%
519,582	Huntington Money Market Fund, Interfund Shares, 0.010% (b) (c)	519,582

Total Cash Equivalents(Cost $519,582)		519,582

Total Investments (Cost $85,571,025) — 100.4%		80,645,902

Liabilities in Excess of Other Assets — (0.4)%		(308,128)

Net Assets — 100.0%		$80,337,774

(a)	All or a portion of the security is held as collateral for options.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.
ADR – American Depositary Receipt.
LP – Limited Partnership
PLC – Public Liability Co.

Huntington Rotating Markets Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 91.3%
Consumer Discretionary — 8.8%
23,061	Home Depot, Inc.	$730,572
23,875	McDonald’s Corp.	1,778,926
24,250	The Walt Disney Co.	802,918

		3,312,416

Consumer Staples — 13.0%
23,926	Kraft Foods, Inc.	738,356
23,843	Procter & Gamble Co.	1,429,865
24,076	The Coca-Cola Co.	1,408,927
23,953	Wal-Mart Stores, Inc.	1,281,965

		4,859,113

Energy — 9.2%
24,024	Chevron Texaco Corp.	1,947,145
24,140	Exxon Mobil Corp.	1,491,611

		3,438,756

Financials — 9.3%
24,145	American Express Co.	1,014,814
23,947	Bank of America Corp.	313,945
24,022	JPMorgan Chase & Co.	914,518
24,017	The Travelers Cos., Inc.	1,251,286

		3,494,563

Health Care — 7.4%
23,844	Johnson & Johnson	1,477,374
23,883	Merck & Co., Inc.	879,133
24,096	Pfizer, Inc.	413,729

		2,770,236

Industrials — 20.5%
23,997	3M Co.	2,080,780
24,250	Caterpillar, Inc.	1,907,990
24,149	General Electric Co.	392,421
24,118	The Boeing Co.	1,604,812
24,188	United Technologies Corp.	1,722,911

		7,708,914

Information Technology — 15.6%
24,414	Cisco Systems, Inc. *	534,666
24,357	Hewlett-Packard Co.	1,024,699
23,881	Intel Corp.	459,232
24,148	International Business Machines Corp.	3,239,213
23,792	Microsoft Corp.	582,666

		5,840,476

Materials — 3.6%
24,235	Alcoa, Inc.	293,486
24,100	Du Pont (E.I.) de Nemours & Co.	1,075,342

		1,368,828

Telecommunication Services — 3.9%
23,800	AT&T, Inc.	680,680
23,897	Verizon Communications, Inc.	778,803

		1,459,483

Total Common Stocks(Cost $31,929,212)		34,252,785

Mutual Funds — 7.1%
Exchange Traded Funds — 7.1%
24,788	SPDR Dow Jones Industrial Average ETF Trust	2,674,873

Total Mutual Funds(Cost $2,507,613)		2,674,873

Cash Equivalents — 1.5%
561,950	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	561,950

Total Cash Equivalents(Cost $561,950)		561,950

Total Investments (Cost $34,998,775) — 99.9%		37,489,608

Other Assets in Excess of Liabilities — 0.1%		28,616

Net Assets — 100.0%		$37,518,224

(a)	Rate disclosed is the seven day yield as of September 30, 2010.

(b)	Investment in affiliate.

*	Non-income producing security.

Huntington Situs Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 93.7%
Bermuda — 1.4%
Financials — 1.4%
30,000	Arch Capital Group Ltd.	$2,514,000

Brazil — 0.7%
Consumer Discretionary — 0.7%
17,600	Brasil Distilevel ADR	1,214,752
1,500	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	103,530

		1,318,282

Canada — 0.0%
Energy — 0.0%
35,000	Denison Mines Corp. *	57,400

Cayman Islands — 0.5%
Consumer Discretionary — 0.5%
30,000	Garmin Ltd.	910,500

Chile — 0.7%
Materials — 0.7%
24,000	Sociedad Quimica y Minera de Chile SA ADR	1,157,760

China — 0.4%
Consumer Discretionary — 0.4%
17,500	Shanda Interactive Entertainment Ltd ADR *	685,125

Denmark — 1.2%
Energy — 0.4%
18,900	Vestas Wind Systems A/S	712,229

Health Care — 0.8%
10,500	Novozymes A/S , Class B	1,335,910

		2,048,139

Germany — 0.6%
Health Care — 0.6%
35,500	Stada Arzneimittel AG	1,021,511

Hong Kong — 0.5%
Consumer Discretionary — 0.5%
162,500	Television Broadcasts Ltd.	927,805

Japan — 1.9%
Consumer Discretionary — 0.6%
31,400	Honda Motor Co., Ltd. ADR *	1,117,526

Consumer Staples — 0.5%
38,300	Shiseido Co. Ltd.	859,726

Financials — 0.2%
70	Japan Prime Realty Investment Corp.	154,112
20	Japan Real Estate Investment Corp.	181,829

		335,941

Health Care — 0.6%
20,600	Terumo Corp.	1,093,106

		3,406,299

Mexico — 0.5%
Consumer Discretionary — 0.5%
27,400	Desarrolladora Homex S.A.B. de C.V. ADR *	886,938

Singapore — 0.5%
Consumer Staples — 0.5%
74,000	Asia Pacific Breweries Ltd.	967,909

South Africa — 0.3%
Materials — 0.3%
50,000	Harmony Gold Mining Co. Ltd. ADR	564,500

Sweden — 0.8%
Consumer Discretionary — 0.8%
116,800	Haldex AB	1,425,447

United Kingdom — 0.5%
Consumer Staples — 0.5%
16,000	Reckitt Benckiser Group PLC	879,994

United States — 83.2%
Consumer Discretionary — 5.9%
100,000	Cabela’s Inc., Class A *	1,898,000
13,500	Columbia Sportswear Co.	788,940
50	Fossil, Inc. *	2,690
50,000	Jakks Pacific, Inc. *	882,000
10,000	Papa John’s International, Inc. *	263,800
5,000	Polo Ralph Lauren Corp.	449,300
23,850	Rent-A-Center, Inc.	533,763
300,000	Sonic Corp. *	2,424,000
20,000	Sturm Ruger & Co., Inc.	272,800
97,000	Urban Outfitters, Inc. *	3,049,680

		10,564,973

Consumer Staples — 1.3%
80,000	Fresh Del Monte Produce, Inc.	1,736,000
15,000	Sanderson Farms, Inc.	649,350

		2,385,350

Energy — 12.6%
60,000	Alliance Resource Partners LP	3,500,400
70,000	American Oil & Gas, Inc. *	567,000
20,000	Atwood Oceanics, Inc. *	609,000
40,000	Carbo Ceramics, Inc.	3,240,000
140,400	Denbury Resources, Inc. *	2,230,956
10,000	Dril-Quip, Inc. *	621,100
65,000	Lufkin Industries, Inc.	2,853,500
40,000	Newfield Exploration Co. *	2,297,600
17,300	Oceaneering International, Inc. *	931,778
15,000	Overseas Shipholding Group, Inc.	514,800
58,000	OYO Geospace Corp. *	3,357,040
25,000	SM Energy Co.	936,500
28,000	Swift Energy Co. *	786,240

		22,445,914

Financials — 6.7%
204	BB&T Corp.	4,912
52,300	Cullen/Frost Bankers, Inc.	2,817,401
90,000	Equity One, Inc.	1,519,200
110,000	International Bancshares Corp.	1,857,900
130,000	Raymond James Financial, Inc.	3,292,900
61,383	SCBT Financial Corp.	1,914,536
13,800	WSFS Financial Corp.	517,638

		11,924,487

Health Care — 11.8%
150,000	Albany Molecular Research *	957,000
15,000	Bio-Rad Laboratories, Inc., Class A *	1,357,650
50,000	Cerner Corp. *	4,199,500
70,000	Edwards LifeSciences Corp. *	4,693,500
40,000	Kindred Healthcare, Inc. *	520,800
86,000	Kinetic Concepts, Inc. *	3,145,880
100,000	Lincare Holdings, Inc.	2,509,000
75,000	Osiris Therapeutics, Inc. *	546,000
75,000	Watson Pharmaceutical, Inc. *	3,173,250

		21,102,580

Industrials — 17.4%
20,000	Alliant Techsystems, Inc. *	1,508,000

Shares		Value
30,000	American Superconductor Corp. *	933,000
20,000	American Woodmark Corp.	354,600
50,000	BE Aerospace, Inc. *	1,515,500
120,000	EnPro Industries, Inc. *	3,753,600
30,000	Flowserve Corp.	3,282,600
140,000	Harsco Corp.	3,441,200
52,000	Jacobs Engineering Group, Inc. *	2,012,400
120,000	Quanta Services, Inc. *	2,289,600
40,000	Ryder System, Inc.	1,710,800
140,000	Southwest Airlines Co.	1,829,800
50,000	Taser International, Inc. *	194,000
180,000	Trinity Industries, Inc.	4,008,600
50,000	Universal Forest Products, Inc.	1,462,500
80,000	Watts Water Technologies, Inc., Class A	2,724,000
3,750	Werner Enterprises, Inc.	76,837

		31,097,037

Information Technology — 15.9%
52,900	ACI Worldwide, Inc. *	1,184,431
75,000	Anixter International, Inc. *	4,049,250
125,900	CommScope, Inc. *	2,988,866
40,000	Diodes, Inc. *	683,600
50,000	Exlservice Holdings, Inc. *	972,500
250,000	Jabil Circuit, Inc.	3,602,500
80,600	Methode Electronics, Inc.	731,848
125,000	Red Hat, Inc. *	5,125,000
35,000	Scansource, Inc. *	970,900
200,000	Sigma Designs, Inc. *	2,298,000
70,900	Standard Microsystems Corp. *	1,617,229
120,000	Trimble Navigation Ltd. *	4,204,800

		28,428,924

Materials — 8.8%
41	CF Industries Holdings, Inc.	3,915
50,400	Eagle Materials, Inc.	1,194,480
35,000	Eastman Chemical Co.	2,590,000
100,000	Owens-Illinois, Inc. *	2,806,000
90,000	Quaker Chemical Corp.	2,930,400
40,000	RTI International Metals, Inc. *	1,224,800
65,000	Texas Industries, Inc.	2,048,800
20,000	The Scotts Co.	1,034,600
50,000	United States Lime & Minerals, Inc. *	1,933,000

		15,765,995

Real Estate Investment Trusts — 1.0%
31,500	Camden Property Trust	1,511,055
10,000	Weingarten Realty Investors	218,200

		1,729,255

Telecommunication Services — 0.2%
39,000	General Communication, Inc., Class A *	388,830

Utilities — 1.6%
10,000	AGL Resources, Inc.	383,600
39,900	Hawaiian Electric Industries, Inc.	899,346
13,100	Northwest Natural Gas Co.	621,595
50,000	Portland General Electric Co.	1,014,000
500	UGI Corp.	14,305

		2,932,846

		148,766,191

Total Common Stocks(Cost $136,732,611)		167,537,800

Mutual Funds — 4.0%
30,000	Central Fund of Canada Ltd., Class A	498,300
25,000	iShares FTSE/Xinhua China 25 Index Fund	1,070,500
92,439	iShares S&P SmallCap 600 Index Fund (a)	5,462,221

Total Mutual Funds(Cost $6,035,801)		7,031,021

Cash Equivalents — 2.4%
4,285,196	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	4,285,196

Total Cash Equivalents(Cost $4,285,196)		4,285,196

Total Investments (Cost $147,053,608) — 100.1%		178,854,017

Liabilities in Excess of Other Assets — (0.1)%		(115,513)

Net Assets — 100.0%		$178,738,504

(a)	All or a portion of the security is held as collateral for options.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of September 30, 2010.

*	Non-income producing security.
ADR – American Depository Receipt
LP – Limited Partnership
PLC – Public Liability Co.

Huntington Technical Opportunities Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 44.2%
Consumer Discretionary — 8.8%
2,300	Ctrip.com International Ltd. ADR *	$109,825
7,415	Ford Motor Co. *	90,760
2,880	Honda Motor Co., Ltd. ADR *	102,499
22,300	Kenneth Cole Productions, Inc. *	371,741
1,330	Sears Holdings Corp. *	95,946
5,085	Universal Electronics, Inc. *	106,022

		876,793

Consumer Staples — 1.9%
8,600	Lifeway Foods, Inc. *	90,472
1,940	Vina Concha Y Toro SA ADR	92,965

		183,437

Energy — 4.1%
1,000	Apache Corp.	97,760
530	CNOOC Ltd. ADR	102,979
2,820	Noble Corp.	95,288
4,400	Yanzhou Coal Mining Co., Ltd. ADR	107,228

		403,255

Financials — 4.3%
4,300	Australia and New Zealand Banking Group Ltd. ADR	98,642
14,000	Commercial International Bank Egypt SAE (CIB) ADR	109,900
5,740	Hong Kong Exchanges & Clearing Ltd.	112,791
18,800	Turkiye Garanti Bankasi AS ADR	108,100

		429,433

Health Care — 1.9%
1,660	Celgene Corp. *	95,632
1,530	Techne Corp.	94,447

		190,079

Industrials — 2.0%
1,300	Alliant Techsystems, Inc. *	98,020
2,255	Kubota Corp. ADR *	103,888

		201,908

Information Technology — 4.5%
5,180	Ebix, Inc. *	121,471
200	Google, Inc., Class A *	105,158
2,500	NetEase.com, Inc. ADR	98,600
3,400	OSI Systems, Inc. *	123,488

		448,717

Materials — 15.7%
5,630	Cia de Minas Buenaventura SA ADR	254,363
6,950	Goldcorp, Inc.	302,464
3,300	OM Group, Inc. *	99,396
15,700	Southern Copper Corp.	551,384
7,250	Stillwater Mining Co. *	122,090
2,785	Teck Resources Ltd. — Class B	114,631
1,860	The Mosaic Co.	109,294

		1,553,622

Utilities — 1.0%
5,900	Companhia Energetica de Minas Gerais — CEMIG ADR	96,701

Total Common Stocks(Cost $3,948,971)		4,383,945

Mutual Funds — 52.1%
Exchange Traded Funds — 52.1%
4,700	iShares Cohen & Steers Realty Majors Index Fund	291,165
15,000	iShares MSCI EAFE Index Fund	823,800
22,720	iShares MSCI Emerging Markets Index Fund	1,017,174
2,820	iShares MSCI EMU Index Fund	97,657
8,600	iShares MSCI Pacific ex-Japan Index Fund	380,980
12,800	iShares MSCI Sweden Index Fund	370,816
2,885	iShares S&P North American Technology-Software Index Fund *	149,616
4,465	Market Vectors Africa Index Fund	143,505
6,000	PowerShares India Portfolio	151,560
28,435	Powershares QQQ *	1,395,590
2,250	ProShares UltraShort 20+ Year Treasury *	110,025
2,027	SPDR S&P 500 ETF Trust	231,321

		5,163,209

Total Mutual Funds(Cost $4,808,170)		5,163,209

Cash Equivalents — 3.7%
362,021	Huntington Money Market Fund, Interfund Shares, 0.010% (a) (b)	362,021

Total Cash Equivalents(Cost $362,021)		362,021

Total Investments (Cost $9,119,162) — 100.0%		9,909,175

Liabilities in Excess of Other Assets — (0.0)%		(1,227)

Net Assets — 100.0%		$9,907,948

(a)	Rate disclosed is the seven day yield as of September 30, 2010.

(b)	Investment in affiliate.

*	Non-income producing security.
ADR — American Depositary Receipt

Huntington Fixed Income Securities Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Principal
Amount or Shares		Value
Corporate Bonds — 52.3%
Consumer Discretionary — 1.4%
$2,000,000	Comcast Corp., Class A, 6.500%, 1/15/17	$2,379,194
1,500,000	The Walt Disney Co., Series MTNB, 6.200%, 6/20/14	1,776,221

		4,155,415

Consumer Staples — 4.1%
1,498,000	ConAgra Foods, Inc., 6.750%, 9/15/11	1,578,681
3,000,000	Kellogg Co., 4.250%, 3/6/13	3,217,500
2,000,000	Kraft Foods, Inc., 6.000%, 2/11/13	2,221,186
2,000,000	The Kroger Co., 7.500%, 1/15/14	2,363,482
2,000,000	Wal-Mart Stores, Inc., 6.200%, 4/15/38	2,411,290

		11,792,139

Energy — 1.9%
2,005,000	EQT Corp., 8.125%, 6/1/19	2,485,803
2,000,000	Halliburton Co., 6.150%, 9/15/19	2,387,012
500,000	Rowan Cos., Inc., 5.000%, 9/1/17	516,559

		5,389,374

Financials — 18.5%
2,000,000	American Express Credit Co., Series C, 7.300%, 8/20/13	2,298,858
1,000,000	Bank of America Corp., 6.250%, 4/15/12	1,066,340
2,000,000	Barrick International Bank Corp., Series 144A, 5.750%, 10/15/16 (a)	2,280,512
3,000,000	BlackRock, Inc., 6.250%, 9/15/17	3,587,310
4,000,000	Citigroup, Inc., 5.625%, 8/27/12	4,227,712
3,000,000	FIA Card Services NA, Series BKNT, 7.125%, 11/15/12	3,270,798
2,000,000	General Electric Capital Corp., Series GMTN, 5.720%, 8/22/11	2,027,910
2,000,000	General Electric Capital Corp., Series MTN, 4.875%, 10/21/10	2,003,914
1,000,000	General Electric Capital Corp., Series GMTN, 5.250%, 10/19/12	1,076,650
1,000,000	Goldman Sachs Group, Inc., 5.250%, 10/15/13	1,086,892
1,000,000	Goldman Sachs Group, Inc., 6.600%, 1/15/12	1,065,777
2,000,000	Hospitality Properties Trust, 6.750%, 2/15/13	2,128,978
2,000,000	HSBC Finance Corp., Series NOTZ, 5.625%, 6/15/20	2,006,396
1,000,000	JPMorgan Chase & Co., 6.000%, 1/15/18	1,141,979
1,000,000	Kimco Realty Corp., 4.820%, 6/1/14	1,066,964
1,000,000	Lincoln National Corp., 4.750%, 2/15/14	1,060,655
1,000,000	Mack-Cali Realty Corp., 7.750%, 2/15/11	1,019,661
1,000,000	MetLife, Inc., 5.000%, 11/24/13	1,095,476
1,000,000	MetLife, Inc., 5.700%, 6/15/35	1,063,054
2,000,000	Morgan Stanley, Series G, MTN, 2.876%, 5/14/13 (b)	2,038,184
1,000,000	Morgan Stanley, 6.750%, 10/15/13	1,108,058
2,000,000	Nationwide Financial Services, Inc., 6.250%, 11/15/11	2,076,470
1,000,000	Northern Trust Co., 6.500%, 8/15/18	1,218,927
2,000,000	PNC Funding Corp., 3.625%, 2/8/15	2,111,098
2,050,000	RenaissanceRe Holdings Ltd., 5.875%, 2/15/13	2,213,094
2,000,000	Royal Bank of Canada, Series MTN, 2.100%, 7/29/13	2,059,360
2,000,000	Simon Property Group LP, 5.650%, 2/1/20	2,229,840
3,395,000	Wachovia Corp., 5.625%, 10/15/16	3,776,924

		53,407,791

Health Care — 1.2%
2,000,000	AstraZeneca PLC, 5.900%, 9/15/17	2,407,392
1,000,000	Pfizer, Inc., 5.350%, 3/15/15	1,153,744

		3,561,136

Industrials — 6.9%
1,000,000	Covidien International Finance SA, 2.800%, 6/15/15	1,036,252
2,500,000	Covidien International Finance SA, 1.875%, 6/15/13	2,543,390
1,665,000	Emerson Electric Co., 5.125%, 12/1/16	1,942,887
2,000,000	Enterprise Products Operating LP, 3.700%, 6/1/15	2,099,408
1,840,000	Enterprise Products Operating LP, Series B, 7.500%, 2/1/11	1,878,058
1,000,000	Marathon Oil Canada Corp., 8.375%, 5/1/12	1,101,079
2,000,000	Raytheon Co., 5.500%, 11/15/12	2,200,180
1,000,000	Transocean, Inc., 7.375%, 4/15/18	1,106,690

Principal
Amount or Shares		Value
2,000,000	Union Pacific Corp., 5.650%, 5/1/17	2,303,286
2,000,000	United Technologies Corp., 6.125%, 2/1/19	2,474,354
1,000,000	Wyeth, 5.500%, 3/15/13	1,107,011

		19,792,595

Information Technology — 5.0%
2,000,000	CA, Inc., 6.125%, 12/1/14	2,262,432
2,000,000	Cisco Systems, Inc., 5.500%, 1/15/40	2,198,646
2,000,000	Hewlett-Packard Co., 5.500%, 3/1/18	2,361,522
3,000,000	International Business Machines Corp., 7.625%, 10/15/18	3,985,851
2,000,000	Oracle Corp., 5.250%, 1/15/16	2,326,220
1,000,000	Oracle Corp., 6.125%, 7/8/39	1,189,518

		14,324,189

Materials — 1.5%
2,000,000	Nucor Corp., 5.000%, 6/1/13	2,185,514
2,000,000	Potash Corp. of Saskatchewan, Inc., 5.250%, 5/15/14	2,221,108

		4,406,622

Telecommunication Services — 2.4%
2,000,000	AT&T, Inc., 5.600%, 5/15/18	2,337,054
2,000,000	Verizon Wireless, 7.375%, 11/15/13	2,366,682
2,000,000	Vodafone Group PLC, 5.000%, 12/16/13	2,198,714

		6,902,450

Utilities — 9.4%
2,500,000	Bay State Gas Co., Series MTN, 9.200%, 6/6/11	2,620,380
1,000,000	Consolidated Edison Co. of New York, Inc., Series 03-B, 3.850%, 6/15/13	1,063,507
2,000,000	Constellation Energy Group, Inc., 4.550%, 6/15/15	2,147,694
2,950,000	Dominion Resources, Inc., Class A, Series D, 5.000%, 3/15/13	3,216,385
1,000,000	Duke Energy Corp., 6.300%, 2/1/14	1,142,472
4,500,000	Duquesne Light Co., Series O, 6.700%, 4/15/12	4,840,434
1,000,000	Georgia Power Co., 5.400%, 6/1/40	1,079,663
1,800,000	Gulf Power Co., Series K, 4.900%, 10/1/14	1,976,889
2,310,000	Metropolitan Edison, 4.875%, 4/1/14	2,475,655
3,000,000	Pacific Gas & Electric Co., 6.250%, 12/1/13	3,423,741
3,000,000	PSEG Power LLC, 2.500%, 4/15/13	3,082,575

		27,069,395

Total Corporate Bonds(Cost $140,059,592)		150,801,106

U.S. Government Agencies — 26.2%
Federal Farm Credit Bank — 1.9%
2,000,000	4.710%, 3/6/15	2,283,898
3,000,000	2.490%, 3/3/14	3,027,918

		5,311,816

Federal Home Loan Bank — 12.4%
6,500,000	4.750%, 12/16/16	7,562,042
3,000,000	5.375%, 6/14/13	3,370,581
3,000,000	1.750%, 12/14/12	3,070,860
2,000,000	2.000%, 5/14/15	2,045,370
3,000,000	1.750%, 3/8/13	3,080,931
1,380,000	5.000%, 7/16/13	1,537,233
3,000,000	2.170%, 8/10/15	3,016,653
3,000,000	4.375%, 6/8/12	3,174,462
3,000,000	5.000%, 9/9/11	3,127,359
5,000,000	4.750%, 9/11/15	5,750,975

		35,736,466

Federal Home Loan Mortgage Corporation — 8.1%
4,000,000	6.480%, 12/5/11	4,282,680
3,000,000	1.500%, 7/12/13	3,016,416
2,000,000	4.875%, 6/13/18	2,349,692
3,000,000	2.000%, 1/25/13	3,013,608
5,000,000	5.000%, 1/30/14	5,644,595
3,000,000	5.500%, 3/28/16	3,069,936
2,000,000	1.750%, 1/15/13	2,013,502

		23,390,429

Federal National Mortgage Association — 3.8%
3,000,000	2.250%, 6/2/14	3,036,114
2,000,000	2.020%, 8/20/13	2,015,576
4,000,000	1.550%, 4/19/12	4,002,304
2,000,000	2.250%, 4/29/16	2,002,502

		11,056,496

Total U.S. Government Agencies(Cost $71,610,576)		75,495,207

U.S. Treasury Obligations — 14.0%
U.S. Treasury Bonds — 12.5%
4,000,000	5.250%, 11/15/28	5,053,752
4,000,000	6.750%, 8/15/26	5,818,124
2,000,000	4.500%, 8/15/39	2,290,000
4,000,000	6.125%, 8/15/29	5,565,624
2,000,000	8.750%, 8/15/20	3,090,624
1,500,000	9.125%, 5/15/18	2,262,187
4,000,000	7.625%, 2/15/25	6,140,624
4,000,000	7.125%, 2/15/23	5,768,752

		35,989,687

U.S. Treasury Notes — 1.5%
4,000,000	4.250%, 5/15/39	4,397,500

Total U.S. Treasury Obligations(Cost $33,135,656)		40,387,187

U.S. Government Mortgage Backed Agencies — 2.2%
Federal Home Loan Mortgage Corporation — 1.0%
1,420,515	Pool # J08160, 5.000%, 12/1/22	1,507,410
1,117,549	Pool # J05518, 5.500%, 9/1/22	1,202,712

		2,710,122

Principal
Amount or Shares		Value
Federal National Mortgage Association — 0.1%
73,933	Pool # 599630, 6.500%, 8/1/16	80,101
202,944	Pool # 254594, 6.000%, 8/1/17	219,955

		300,056

Government National Mortgage Association — 1.1%
1,784,949	Pool # 683937, 6.000%, 2/15/23	1,935,952
1,065,869	Pool # 689593, 6.000%, 7/15/23	1,157,007
24,680	Pool # 373015, 8.000%, 6/15/24	28,880
106,962	Pool # 345128, 6.500%, 1/15/24	119,842
28,115	Pool # 373015, 7.000%, 3/15/24	31,938

		3,273,619

Total U.S. Government Mortgage Backed Agencies(Cost $5,947,812)		6,283,797

Preferred Stocks — 0.3%
Financials — 0.1%
9,530	Prudential PLC, 6.500%	238,727

Real Estate Investment Trusts — 0.2%
25,000	Public Storage, Inc., Series F, 6.450%	620,750

Total Preferred Stocks(Cost $699,568)		859,477

Cash Equivalents — 4.3%
12,388,620	Huntington Money Market Fund, Interfund Shares, 0.010% (c)(d)	12,388,620

Total Cash Equivalents(Cost $12,388,620)		12,388,620

Total Investments (Cost $263,841,824) — 99.3%		286,215,394

Other Assets in Excess of Liabilities — 0.7%		2,116,924

Net Assets — 100.0%		$288,332,318

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.

(c)	Rate disclosed is the seven day yield as of September 30, 2010.

(d)	Investment in affiliate.
LP — Limited Partnership.
PLC — Public Liability Co.

Huntington Intermediate Government Income Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Principal
Amount or Shares		Value
U.S. Government Agencies — 62.9%
Federal Farm Credit Bank — 20.2%
$1,000,000	5.550%, 8/1/17	$1,212,188
1,000,000	5.270%, 9/1/16	1,187,472
2,000,000	4.875%, 12/16/15	2,315,252
2,000,000	5.050%, 3/8/17	2,334,372
1,000,000	4.500%, 12/15/15	1,140,596
1,000,000	4.250%, 4/16/18	1,124,487
2,000,000	5.050%, 8/1/18	2,371,842
3,000,000	2.125%, 6/18/12	3,080,967
1,000,000	3.750%, 1/29/16	1,092,285
2,000,000	3.950%, 11/25/19	2,076,712
1,000,000	4.350%, 6/17/16	1,027,751
1,000,000	5.375%, 11/10/20	1,215,117
3,000,000	1.375%, 6/25/13	3,052,941
1,000,000	2.500%, 9/21/17	1,010,827

		24,242,809

Federal Home Loan Bank — 24.3%
830,000	4.750%, 12/12/14	943,816
2,000,000	5.250%, 11/8/17	2,009,676
3,000,000	5.375%, 6/14/13	3,370,581
1,500,000	4.250%, 3/9/18	1,688,380
2,500,000	2.875%, 6/12/15	2,645,360
5,000,000	4.125%, 12/13/19	5,512,305
1,000,000	3.750%, 6/14/13	1,078,454
1,000,000	4.375%, 2/13/15	1,116,507
2,000,000	1.900%, 12/29/15	2,021,890
3,500,000	3.375%, 6/12/20	3,648,645
2,000,000	4.750%, 9/11/15	2,300,390
1,000,000	4.875%, 3/11/16	1,161,768
415,270	5.270%, 12/28/12	445,580
1,000,000	4.375%, 9/13/13	1,103,741

		29,047,093

Federal Home Loan Mortgage Corporation — 1.7%
2,000,000	2.500%, 1/27/14	2,013,886

Federal National Mortgage Association — 14.5%
569,239	4.500%, 1/15/33	607,390
1,000,000	5.000%, 9/15/31	1,048,273
358,877	5.500%, 1/15/29	361,951
1,784,110	5.500%, 11/15/31	1,873,001
2,000,000	1.500%, 9/8/14	1,999,688
2,000,000	1.500%, 9/25/12	2,009,626
53,737	5.000%, 2/15/19	53,820
112,054	5.875%, 5/15/16	113,169
1,000,000	4.125%, 2/24/20	1,045,754
564,486	5.500%, 8/25/32	596,095
3,000,000	5.625%, 11/15/21	3,150,483
1,000,000	3.125%, 5/15/15	1,036,571
398,924	4.250%, 1/15/18	423,954
2,500,000	5.500%, 7/15/21	2,665,025
146,581	4.000%, 2/25/33	155,192
211,587	5.000%, 3/25/17	215,633

		17,355,625

Government National Mortgage Association — 2.2%
1,000,000	5.000%, 5/20/32	1,060,606
1,500,000	5.500%, 1/20/23	1,610,706

		2,671,312

Total U.S. Government Agencies(Cost $70,505,481)		75,330,725

U.S. Government Mortgage Backed Agencies — 21.9%
Federal Home Loan Mortgage Corporation — 6.2%
197,225	Pool # E01184, 6.000%, 8/1/17	213,085
1,188,925	Pool # J03237, 5.500%, 11/1/20	1,284,637
668,783	Pool # B10827, 4.500%, 11/1/18	710,358
1,701,561	Pool # 972190, 5.417%, 11/1/35 (a)	1,819,781
646,746	Pool # C90699, 5.000%, 8/1/23	686,309
728,346	Pool # G03609, 5.500%, 10/1/37	773,085
262,492	Pool # M81004, 5.000%, 1/1/13	271,889
333,825	Pool # G08168, 5.500%, 8/1/34	357,531
831,516	Pool # C91296, 5.000%, 4/1/28	876,462
372,774	Pool # 1G0865, 4.837%, 7/1/35 (a)	393,185

		7,386,322

Federal National Mortgage Association — 12.6%
426,708	Pool # 806715, 5.500%, 1/1/35	457,669
694,322	Pool # 807963, 5.000%, 1/1/35	735,725
871,308	Pool # 735224, 5.500%, 2/1/35	936,163
863,764	Pool # 783793, 6.000%, 7/1/34	942,917
822,331	Pool # 868935, 5.500%, 5/1/36	876,602
1,132,308	Pool # MA0171, 4.500%, 7/1/29	1,190,358
987,793	Pool # AD7906, 5.000%, 7/1/40	1,040,482
986,958	Pool # 889799, 5.500%, 2/1/23	1,063,326
398,040	Pool # 907484, 6.000%, 1/1/37	428,297
151,175	Pool # 647408, 5.000%, 10/1/17	161,340
781,436	Pool # 255360, 5.000%, 8/1/24	829,099
745,821	Pool # 256213, 5.500%, 6/1/25	798,725
544,835	Pool # 254594, 5.500%, 1/1/33	585,730
337,318	Pool # 255360, 5.000%, 10/1/23	358,398
1,046,537	Pool # 256213, 4.500%, 11/1/25	1,108,098
1,076,287	Pool # 257536, 5.000%, 1/1/29	1,136,818
924,417	Pool # 357805, 5.000%, 6/1/20	980,800
724,013	Pool # 256213, 6.000%, 2/1/26	786,514
587,029	Pool # 256213, 6.000%, 4/1/26	637,704

		15,054,765

Principal
Amount or Shares		Value
Government National Mortgage Association — 3.1%
767,925	Pool # 666057, 5.000%, 3/15/23	819,478
691,078	Pool # 676974, 5.500%, 5/15/38	743,951
645,754	Pool # 683937, 5.500%, 2/15/23	698,921
236,664	Pool # 576456, 6.000%, 3/15/32	259,703
193,128	Pool # 2699, 6.000%, 1/20/29	211,913
988,421	Pool # 733602, 5.000%, 4/15/40	1,057,458

		3,791,424

Total U.S. Government Mortgage Backed Agencies(Cost $24,887,591)		26,232,511

U.S. Treasury Obligations — 11.7%
U.S. Treasury Inflation Protection Notes — 1.9%
2,000,000	4.250%, 11/15/14	2,267,344

U.S. Treasury Notes — 9.8%
2,000,000	5.125%, 5/15/16	2,395,000
1,000,000	4.125%, 8/31/12	1,071,055
3,000,000	2.125%, 11/30/14	3,135,468
1,000,000	5.000%, 8/15/11	1,041,602
1,500,000	2.000%, 1/15/16	1,805,700
2,000,000	4.500%, 2/15/16	2,320,624

		11,769,449

Total U.S. Treasury Obligations(Cost $12,613,697)		14,036,793

Corporate Bonds — 1.7%
Financials — 1.7%
2,000,000	Morgan Stanley, 1.950%, 6/20/12	2,048,880

Total Corporate Bonds(Cost $1,999,570)		2,048,880

Cash Equivalents — 1.4%
1,612,386	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	1,612,386

Total Cash Equivalents(Cost $1,612,386)		1,612,386

Total Investments (Cost $111,618,725) — 99.6%		119,261,295

Other Assets in Excess of Liabilities — 0.4%		489,278

Net Assets — 100.0%		$119,750,573

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

(c)	Investment in affiliate.

Huntington Mortgage Securities Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Principal
Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 64.5%
Federal Home Loan Mortgage Corporation — 20.7%
$2,628,457	Pool # C91296, 5.000%, 4/1/30	$2,771,092
297,149	Pool # J03237, 5.500%, 8/1/16	319,840
770,986	Pool # J10396, 4.000%, 7/1/19	816,798
831,516	Pool # C91296, 5.000%, 4/1/28	876,722
1,132,595	Pool # C91296, 5.000%, 5/1/28	1,194,169
4,284,543	Pool # C91296, 4.500%, 6/1/29	4,498,415
189,375	Pool # C00730, 6.000%, 3/1/29	208,504
480,518	Pool # C90699, 5.000%, 1/1/24	510,783
493,452	Pool # C90699, 5.500%, 10/1/24	527,692
65,710	Pool # C90699, 6.500%, 11/1/18	72,124
1,000,000	Pool # A94008, 4.000%, 9/1/40	1,026,886
668,783	Pool # B10827, 4.500%, 11/1/18	710,567
560,628	Pool # A15284, 5.500%, 10/1/33	601,754
179,893	Pool # E96459, 5.000%, 5/1/18	192,032
571,152	Pool # A55565, 6.000%, 12/1/36	615,460
305,044	Pool # G12425, 6.000%, 7/1/21	331,198
2,751	Pool # E65142, 6.500%, 7/1/11	2,978
161,289	Pool # M81004, 5.000%, 7/1/11	166,385
262,492	Pool # M81004, 5.000%, 1/1/13	271,971
633,685	Pool # G03609, 5.500%, 11/1/37	672,708
390,683	Pool # G08168, 6.000%, 12/1/36	420,990
369,897	Pool # 1G0865, 4.837%, 7/1/35 (a)	390,266
609,778	Pool # C91296, 5.500%, 11/1/26	649,802
2,000,000	Pool # G06023, 4.000%, 9/1/40	2,053,772
1,107,304	Pool # G12867, 4.500%, 8/1/22	1,174,409
667,649	Pool # G08168, 5.500%, 8/1/34	715,165

		21,792,482

Federal National Mortgage Association — 37.4%
345,447	Pool # 786729, 5.500%, 8/1/19	373,580
547,617	Pool # 786457, 5.262%, 7/1/34 (a)	584,473
426,708	Pool # 806715, 5.500%, 1/1/35	457,736
240,533	Pool # 836450, 6.000%, 10/1/35	261,335
262,839	Pool # 814261, 6.000%, 1/1/35	286,966
912,425	Pool # 745511, 5.500%, 4/1/36	975,921
871,308	Pool # 735224, 5.500%, 2/1/35	936,299
538,596	Pool # 745511, 5.000%, 4/1/36	568,419
863,764	Pool # 783793, 6.000%, 7/1/34	943,052
103,771	Pool # 748422, 6.000%, 8/1/33	113,816
1,811,693	Pool # MA0171, 4.500%, 7/1/29	1,905,139
3,483,845	Pool # AC1219, 4.500%, 8/1/29	3,663,192
1,855,642	Pool # MA0171, 4.500%, 9/1/29	1,951,169
4,000,000	Pool # AE4310, 4.000%, 9/1/40	4,117,543
987,793	Pool # AD7906, 5.000%, 7/1/40	1,040,636
356,384	Pool # 888029, 6.000%, 12/1/36	384,977
511,010	Pool # 845573, 5.444%, 2/1/36 (a)	546,483
474,596	Pool # 896597, 5.000%, 8/1/21	504,655
2,795,937	Pool # 932438, 4.000%, 1/1/25	2,923,626
398,040	Pool # 907484, 6.000%, 1/1/37	428,359
1,055,593	Pool # 729535, 5.500%, 7/1/33	1,134,330
379,313	Pool # 255360, 5.000%, 7/1/24	402,567
5,487	Pool # 255360, 4.000%, 10/1/10	5,496
1,164,354	Pool # 256213, 5.500%, 4/1/25	1,254,267
1,046,537	Pool # 256213, 4.500%, 11/1/25	1,108,425
720,742	Pool # 256213, 4.500%, 6/1/25	763,364
239,778	Pool # 254594, 5.000%, 9/1/17	255,939
357,650	Pool # 254594, 4.500%, 5/1/18	379,995
445,665	Pool # 255360, 5.000%, 8/1/23	473,656
889,231	Pool # 255360, 5.000%, 10/1/23	945,080
943,922	Pool # 255360, 5.000%, 9/1/23	1,003,206
50,097	Pool # 602879, 6.000%, 11/1/31	55,165
387,968	Pool # 357805, 5.000%, 5/1/25	411,325
277,576	Pool # 663808, 5.000%, 11/1/17	296,284
524,717	Pool # 693256, 5.000%, 4/1/18	560,082
370,705	Pool # 684488, 5.000%, 12/1/17	395,690
2,149,639	Pool # 257281, 5.000%, 4/1/28	2,271,207
905,016	Pool # 256213, 6.000%, 2/1/26	983,425
1,298,735	Pool # 257281, 5.000%, 6/1/28	1,372,183
1,076,287	Pool # 257536, 5.000%, 1/1/29	1,137,154
1,221,159	Pool # 257281, 5.000%, 7/1/28	1,290,219

		39,466,435

Principal
Amount or Shares		Value
Government National Mortgage Association — 6.4%
691,078	Pool # 676974, 5.500%, 5/15/38	744,059
625,025	Pool # 683937, 5.000%, 1/15/23	667,388
690,991	Pool # 691761, 5.000%, 7/15/23	737,486
1,989,842	Pool # 605653, 5.500%, 8/15/34	2,151,099
1,267,337	Pool # 3741, 5.500%, 11/20/34	1,368,300
988,421	Pool # 733602, 5.000%, 4/15/40	1,057,613

		6,725,945

Total U.S. Government Mortgage Backed Agencies(Cost $65,513,120)		67,984,862

U.S. Government Agencies — 22.5%
Federal Home Loan Bank — 5.4%
2,000,000	4.125%, 12/13/19	2,209,184
2,000,000	1.000%, 12/30/11	2,003,678
377,881	4.800%, 2/25/13	402,873
1,000,000	4.250%, 3/9/18	1,127,403

		5,743,138

Federal Home Loan Mortgage Corporation — 7.4%
1,000,000	4.000%, 4/15/19	1,091,190
691,069	4.000%, 1/15/18	717,261
582,907	4.500%, 3/15/17	591,250
595,381	5.250%, 4/15/17	633,932
373,261	5.000%, 7/15/35	386,008
588,469	5.000%, 9/15/17	639,247
500,000	4.500%, 4/2/14	559,785
1,000,000	5.500%, 11/15/20	1,045,717
1,000,000	5.500%, 8/15/31	1,057,050
1,123,336	5.500%, 9/15/29	1,125,665

		7,847,105

Federal National Mortgage Association — 9.7%
358,877	5.500%, 1/15/29	361,957
135,040	6.000%, 11/25/22	137,143
1,000,000	5.000%, 3/25/32	1,077,637
442,215	5.500%, 11/25/28	444,229
1,000,000	5.000%, 9/15/31	1,048,370
53,737	5.000%, 2/15/19	53,823
1,000,000	5.500%, 11/15/31	1,050,408
569,239	4.500%, 1/15/33	608,204
214,815	5.500%, 12/25/16	217,048
372,923	5.000%, 3/25/23	405,212
1,000,000	5.000%, 3/2/15	1,150,306
464,737	6.000%, 4/25/29	512,519
1,000,000	5.500%, 7/15/21	1,066,848
572,931	4.000%, 12/15/13	581,558
861,304	5.000%, 12/25/31	892,702
555,290	5.500%, 4/15/22	589,019

		10,196,983

Total U.S. Government Agencies(Cost $22,425,969)		23,787,226

Common Stocks — 10.3%
Real Estate Investment Trusts — 10.3%
10,074	Acadia Realty Trust	191,406
7,500	Alexandria Real Estate Equities, Inc.	525,000
2,000	AMB Property Corp.	52,940
10,500	American Campus Communities, Inc.	319,620
1,000	Associated Estates Realty Corp.	13,980
3,000	BioMed Realty Trust, Inc.	53,760
5,500	Boston Properties, Inc.	457,160
6,500	Brandywine Realty Trust	79,625
1,000	Camden Property Trust	47,970
6,000	Cogdell Spencer, Inc.	37,920
4,000	Corporate Office Properties Trust	149,240
1,000	Developers Diversified Realty Corp.	11,220
7,500	Digital Realty Trust, Inc.	462,750
16,000	Douglas Emmett, Inc.	280,160
13,000	Duke Realty Corp.	150,670
5,000	DuPont Fabros Technology, Inc.	125,750
9,000	EastGroup Properties, Inc.	336,420
8,000	Equity Lifestyle Properties, Inc.	435,840
8,000	Equity Residential	380,560
4,500	Essex Property Trust, Inc.	492,480
2,000	Excel Trust, Inc.	22,540
1,500	Federal Realty Investment Trust	122,490
7,000	HCP, Inc.	251,860
3,500	Healthcare Realty Trust, Inc.	81,865
8,000	Home Properties, Inc.	423,200
12,616	Host Hotels & Resorts, Inc.	182,679
9,600	Kimco Realty Corp.	151,104
10,000	Kite Realty Group Trust	44,400
12,000	LaSalle Hotel Properties	280,680
12,000	Mack-Cali Realty Corp.	392,520
7,500	National Retail Properties, Inc.	188,325
3,500	Pennsylvania Real Estate Investment Trust	41,510
1,000	Post Properties, Inc.	27,920
9,386	ProLogis Trust	110,567
5,000	Public Storage, Inc.	485,200
2,000	Realty Income Corp.	67,440
6,500	Regency Centers Corp.	256,555

Principal
Amount or Shares		Value
5,480	Simon Property Group, Inc.	508,215
1,903	SL Green Realty Corp.	120,517
1,000	Sovran Self Storage, Inc.	37,900
9,000	Tanger Factory Outlet Centers, Inc.	424,260
1,000	Terreno Realty Corp. *	18,220
12,415	The Macerich Co.	533,224
6,376	UDR, Inc.	134,661
10,000	Ventas, Inc.	515,700
5,936	Vornado Realty Trust	507,706
5,000	Washington Real Estate Investment Trust	158,650
7,500	Weingarten Realty Investors	163,650
2,000	Westfield Group	23,695

Total Common Stocks(Cost $8,935,982)		10,881,724

Collateralized Mortgage Obligations — 1.0%
1,155,015	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	1,110,102

Total Collateralized Mortgage Obligations(Cost $1,144,014)		1,110,102

Cash Equivalents — 1.4%
1,499,645	Huntington Money Market Fund, Interfund Shares,0.010% (b)(c)	1,499,645

Total Cash Equivalents(Cost $1,499,645)		1,499,645

Total Investments (Cost $99,518,730) — 99.7%		105,263,559

Other Assets in Excess of Liabilities — 0.3%		350,082

Net Assets — 100.0%		$105,613,641

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.

Huntington Ohio Tax-Free Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Principal
Amount or Shares		Value
Municipal Bonds — 98.6%
Ohio — 98.6%
$225,000	Akron, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/24	$245,551
70,000	Akron, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.250%, 12/1/18	71,061
335,000	Akron, OH, Water Utility Improvements Revenue, (MBIA Ins.), 5.250%, 12/1/17	344,176
50,000	Akron, OH, Bath Copley Joint Township Hospital District, (AGM Ins.), 5.250%, 11/15/15	51,960
100,000	Akron, OH, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/22	103,512
120,000	Akron, OH, Pension Funding Refunding Revenue, (AMBAC Ins.), 5.250%, 12/1/18	129,534
205,000	Avon Lake, OH, G.O., 3.500%, 12/1/17	221,000
115,000	Big Walnut, OH, Local School District, (AGM Ins.), 5.000%, 12/1/22	126,277
205,000	Bowling Green State University, OH, General Receipts Revenue, (AMBAC Ins.), 5.250%, 6/1/19	217,273
320,000	Bowling Green, OH, City School District, (AGM Ins.), 5.000%, 12/1/24	356,909
200,000	Brookfield Local School District, OH, School Facilities Improvement, G.O., (AGM Ins. Student Credit Program), 5.000%, 1/15/22	225,134
250,000	Bucyrus, OH, City School District, (AGM Ins.), 5.000%, 12/1/22	276,570
400,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/24	433,492
300,000	Butler County, OH, Sewer Systems Revenue, (AGM Ins.), 5.000%, 12/1/19	349,278
445,000	Butler County, OH, G.O., 4.000%, 12/1/21	482,073
170,000	Butler County, OH, G.O., (AMBAC Ins.), 4.750%, 12/1/20	184,025
500,000	Centerville, OH, G.O., (National Reinsurance), 5.000%, 12/1/20	548,050
200,000	Chagrin Falls, OH, Exempt Village School District, G.O., (MBIA Ins.), 5.250%, 12/1/19	221,908
400,000	Cincinnati, OH, Recovery Zone Facility Revenue, Series A, (AMBAC Ins.), 4.000%, 11/1/19	429,256
500,000	Cleveland, OH, Public Power System Revenue, Series A, (National Reinsurance, FGIC Ins.), 5.000%, 11/15/16	573,780
600,000	Cleveland, OH, Municipal School District, G.O., (National Reinsurance, FGIC Ins., Student Credit Program), 5.000%, 12/1/21	634,512
65,000	Cleveland, OH, Waterworks Refunding Revenue, Series G, (MBIA Ins.), 5.500%, 1/1/13	67,222
335,000	Cleveland, OH, State University Revenue, (FGIC Ins.), 5.000%, 6/1/17	384,054
400,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	426,584
365,000	Cleveland, OH, Airport System Revenue, Series C, (Assured Guaranty), 5.000%, 1/1/23	397,062
500,000	Cleveland, OH, Airport System Revenue, Series C, (AGM Ins.), 5.000%, 1/1/18	559,205
80,000	Cleveland, OH, School District Refunding, G.O., (FGIC Ins.), 5.250%, 12/1/14	86,480
150,000	Cleveland, OH, Income Tax Revenue, 5.000%, 5/15/17	171,050
100,000	Columbus, OH, Regional Airport Authority Revenue, (AGM National Reinsurance), 5.000%, 1/1/21	110,102
250,000	Columbus, OH, Regional Airport Authority Revenue, (MBIA Ins.), 5.000%, 1/1/20	277,645
500,000	Columbus, OH, Refunding, G.O., Series C, 5.000%, 7/15/16	578,385

Principal
Amount or Shares		Value
535,000	Crawford, OH, Unrefunded , (AMBAC Ins.), 4.750%, 12/1/19	538,740
250,000	Cuyahoga County, OH, Refunding Revenue, Series A, 5.750%, 1/1/24	263,685
500,000	Cuyahoga County, OH, Revenue, Series A, 6.000%, 1/1/17	546,445
250,000	Delaware, OH, Parks & Recreational Income Tax Special Obligation Revenue, 4.000%, 12/1/19	270,710
250,000	Dublin, OH, City School District, School Facilities Construction & Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	274,752
360,000	Fairfield Union, OH, Local School District, G.O., (AGM Ins.), 4.250%, 12/1/18	392,508
150,000	Fairless, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/21	160,784
65,000	Field, OH, Local School District, G.O., 5.000%, 12/1/19	67,341
115,000	Field, OH, Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/18	120,083
220,000	Findlay, OH, City School District, Capital Appreciation School Facilities Construction & Improvement, G.O., Series A, 0.000%, 12/1/17 *	176,284
155,000	Forest Hills, OH, Local School District, (AGM Ins.), 4.750%, 12/1/16	167,524
190,000	Franklin County, OH, Municipal Facilities Improvements, G.O., (MBIA Ins.), 4.650%, 12/1/15	200,938
350,000	Franklin County, OH, Hospital Revenue, 4.000%, 11/1/16	375,725
35,000	Gallia, OH, County Local School District, Local School District, G.O., (AGM Ins.), 4.500%, 12/1/20	36,927
340,000	Greater Cleveland Regional Transit Authority, OH, G.O., (FGIC Ins.), 5.000%, 12/1/15	393,149
335,000	Greater Cleveland Regional Transit Authority, OH, Capital Improvement, G.O., (MBIA-RE FGIC Ins.), 5.000%, 12/1/21	366,188
450,000	Greene County, OH, Sewer Systems Revenue, (AMBAC Ins.), 5.000%, 12/1/18	496,521
275,000	Greene County, OH, Water & Sewer Revenue, (AGM Ins.), 5.000%, 12/1/21	298,006
540,000	Greene County, OH, Refunding , G.O., Series A, (AMBAC Ins.), 5.000%, 12/1/19	642,060
170,000	Hamilton County, OH, Stratford Heights Project, (AGM Ins.), 5.000%, 6/1/18	194,346
200,000	Hamilton County, OH, Sewer Systems Revenue, Series A, (MBIA Ins.), 5.000%, 12/1/20	223,634
135,000	Hamilton, OH, Electric Revenue, Series A, (AGM Ins.), 4.150%, 10/15/15	149,090
280,000	Hamilton, OH, (Various Purposes), (Assured Guaranty), 5.000%, 11/1/21	320,832
260,000	Hilliard, OH, School District, G.O., Series B, 0.000%, 12/1/18 *	204,597
150,000	Hudson, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/19	165,270
75,000	Independence, OH, Rockside Road Improvement, G.O., (AMBAC Ins.), 5.000%, 12/1/20	83,630
335,000	Kent State University, OH, General Receipts Revenue, G.O., Series B, (Assured Guaranty), 5.000%, 5/1/19	388,875
400,000	Kettering, OH, City School District, G.O., (AGM Ins.), 4.750%, 12/1/22	437,892
95,000	Keystone, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/19	102,313
285,000	Lakewood City, OH, School District, G.O., (AGM Ins.), 5.000%, 12/1/18	307,561

Principal
Amount or Shares		Value
300,000	Licking Heights, OH, Local School District, G.O., (National Reinsurance, FGIC Ins.), 4.750%, 12/1/20	316,335
400,000	Lorain County, OH, Hospital Revenue, Series A, (AMBAC Ins.), 5.750%, 10/1/18	413,844
235,000	Madison, OH, Local School District, G.O., (AGM Ins.), 4.000%, 12/1/17	250,016
500,000	Mahoning County, OH, Sewer Systems, Refunding Revenue, (AMBAC Ins.), 5.200%, 12/1/14	508,230
600,000	Medina County, OH, Library District, G.O., (FGIC Ins.), 5.250%, 12/1/20	642,762
500,000	Middletown, OH, G.O., (AGM Ins.), 5.000%, 12/1/21	570,865
250,000	Montgomery County, OH, Water Refunding Revenue, (AMBAC Ins.), 5.375%, 11/15/16	261,057
540,000	Montgomery County, OH, Refunding & Improvement, G.O., (National Reinsurance), 5.000%, 12/1/21	590,944
50,000	Montgomery County, OH, Public Improvements, G.O., 5.500%, 12/1/13	50,379
200,000	Mount Healthy, OH, City School District, G.O., (AGM Ins.), 5.250%, 12/1/19	234,902
480,000	Mount Vernon, OH, Waterworks Refunding Revenue, (Assured Guaranty), 5.000%, 12/1/17	550,709
50,000	Mount Vernon, OH, City School District, G.O., (AGM Ins.), 5.000%, 12/1/17	55,693
400,000	North Canton, OH, City School District, G.O., (Assured Guaranty), 4.000%, 12/1/15	436,328
275,000	Northwest, OH, Local School District, 0.000%, 12/1/20 *	190,460
500,000	Norton, OH, City School District, Refunding School Improvement, G.O., 1.875%, 8/25/11	503,355
200,000	Ohio Capital Asset Financing Program Fractionalized Interest, G.O., Series B, 5.000%, 12/1/22	221,116
300,000	Ohio State, G.O., Series B, 5.000%, 9/15/16	354,444
350,000	Ohio State, G.O., Series B, 5.000%, 9/15/20	392,948
125,000	Ohio State Building Authority State Facilities Revenue, Series A, (AGM Ins.), 5.500%, 10/1/14	130,509
100,000	Ohio State Building Authority State Facilities Revenue, Series A, (AGM Ins.), 5.000%, 4/1/17	111,815
400,000	Ohio State Building Authority State Facilities Revenue, Series A, 5.000%, 10/1/23	453,788
150,000	Ohio State Building Authority State Facilities Revenue, Series A, 5.000%, 4/1/16	162,587
100,000	Ohio State Common Schools, G.O., Series B, 5.500%, 9/15/19	123,279
250,000	Ohio State Common Schools, G.O., Series B, 4.500%, 9/15/23	267,317
600,000	Ohio State Common Schools, G.O., Series B, 4.500%, 9/15/24	638,466
150,000	Ohio State Common Schools, G.O., Series A, 5.000%, 6/15/22	162,597
150,000	Ohio State Common Schools, G.O., Series A, 5.000%, 6/15/24	161,718
100,000	Ohio State Community Schools, G.O., Series B, 5.000%, 3/1/20	112,242
150,000	Ohio State Community Schools, G.O., Series B, 5.000%, 9/15/21	167,196
140,000	Ohio State Community Schools, G.O., Series A, 5.000%, 9/15/18	146,913
550,000	Ohio State Community Schools, G.O., Series A, 5.000%, 6/15/21	600,451
100,000	Ohio State Community Schools, G.O., Series A, (AGM Ins.), 5.000%, 9/15/18	105,085
175,000	Ohio State Conservative Projects, G.O., Series B, 5.000%, 3/1/15	190,720
225,000	Ohio State Conservative Projects, G.O., Series A, 5.000%, 3/1/19	247,111
685,000	Ohio State Conservative Projects, G.O., Series B, 5.000%, 3/1/18	741,430
700,000	Ohio State Conservative Projects, G.O., Series B, 5.000%, 3/1/17	759,395
300,000	Ohio State Higher Education , G.O., Series A, 5.000%, 5/1/22	320,424

Principal
Amount or Shares		Value
250,000	Ohio State Higher Education Facility Commission, Dension University Project Revenue, 5.000%, 11/1/20	270,822
115,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.900%, 9/1/23	124,964
190,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 4.875%, 9/1/15	203,802
655,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series B, 5.375%, 9/1/23	754,776
190,000	Ohio State Housing Finance Agency Residential Mortgage Revenue, Series J, (GNMA/FNMA/FHLMC Ins.), 5.000%, 9/1/23	203,028
50,000	Ohio State Major New State Infrastructure Project Revenue, Series 2008-1, 5.500%, 6/15/20	59,935
150,000	Ohio State Parks & Recreation Revenue, Series II-A, (AGM Ins.), 5.000%, 12/1/17	164,270
670,000	Ohio State Parks & Recreation Revenue, G.O., Series A, 5.000%, 2/1/24	733,302
500,000	Ohio State Refunding Common Schools, G.O., Series B, 5.000%, 9/15/19	562,575
250,000	Ohio State Revitalization Revenue Project, Series B, (AMBAC Ins.), 5.000%, 4/1/21	273,277
1,000,000	Ohio State Turnpike Commission Revenue, (FGIC Ins.), 5.500%, 2/15/20	1,205,400
400,000	Ohio State Water Development Authority Pollution Revenue, 5.000%, 6/1/17	448,548
395,000	Olentangy, OH, Local School District, G.O., Series A, 0.000%, 12/1/19 *	300,200
300,000	Olentangy, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/21	333,792
500,000	Olentangy, OH, Local School District, G.O., (AGM Ins.), 5.000%, 12/1/18	574,625
170,000	Ottawa & Glandorf, OH, Local School District, Series A, 0.000%, 12/1/21 *	109,407
175,000	Ottawa & Glandorf, OH, Local School District, Series A, 0.000%, 12/1/20 *	118,809
140,000	Pandora Gilboa, OH, Local School District, Putnam County Capital Appreciation Refunding, G.O., (Student Credit Program), 0.000%, 12/1/16 *	117,977
235,000	Pandora Gilboa, OH, Local School District, Putnam County Capital Appreciation Refunding, G.O., (Student Credit Program), 0.000%, 12/1/15 *	206,852
200,000	Pickerington, OH, Local School District, School Facilities Construction & Improvement, G.O., 5.000%, 12/1/17	232,142
500,000	Princeton, OH, Local School District, Series B, 0.000%, 12/1/20 *	360,755
470,000	River Valley, OH, Local School District, G.O., (AGM Ins. Student Credit Program), 5.250%, 11/1/23	564,446
100,000	Sebring, OH, Local School District, Capital Appreciation Refunding Class Room Facilities, G.O., (Student Credit Program), 0.000%, 12/1/17 *	78,399
100,000	Sebring, OH, Local School District, Capital Appreciation Refunding Class Room Facilities, G.O., (Student Credit Program), 0.000%, 12/1/16 *	82,699
150,000	Seven Hills, OH, Capital Improvement, G.O., 5.250%, 12/1/18	179,159
1,040,000	Shaker Heights, OH, Urban Renewal Refunding, G.O., (AMBAC Ins.), 5.000%, 12/1/17	1,120,361
780,000	Southwest Licking Local School District, G.O., (AMBAC Ins.), 5.000%, 12/1/19	836,620
500,000	South-Western City School District, (AGM Ins.), 4.750%, 12/1/22	547,065
125,000	Springfield City, OH, School District, (AGM Ins.), 5.000%, 12/1/21	138,285

Principal
Amount or Shares		Value
325,000	Strongsville, OH, Library Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/15	337,746
235,000	Swanton, OH, Local School District, School Improvement, G.O., (FGIC Ins.), 4.900%, 12/1/15	244,872
700,000	Toledo, OH, Waterworks Revenue, (MBIA Ins.), 5.000%, 11/15/19	780,255
300,000	Toledo, OH, Waterworks Revenue, (MBIA-RE FGIC Ins.), 5.000%, 11/15/22	327,630
225,000	Toledo, OH, Sewer System Revenue, (AMBAC Ins.), 5.000%, 11/15/18	240,336
200,000	Toledo, OH, City School District, (FGIC Ins.), 5.000%, 12/1/21	212,632
615,000	Toledo, OH, City School District, School Facilities Improvements, G.O., (Student Credit Program), 4.125%, 12/1/19	659,182
400,000	Troy, OH, City School District, School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/18	440,720
320,000	Troy, OH, G.O., 4.750%, 12/1/24	338,784
1,050,000	Troy, OH, G.O., 4.750%, 12/1/22	1,116,129
75,000	Trumbull County, OH, G.O., (AGM Ins.), 5.000%, 12/1/20	86,481
655,000	Twinsburg, OH, Recreational Facilities Improvements, G.O., (FGIC Ins.), 5.500%, 12/1/17	680,041
235,000	Twinsburg, OH , Local School District Refunding, G.O., (FGIC Ins.), 5.000%, 12/1/18	262,674
500,000	University of Akron, OH, General Receipts Revenue, Series B, (AGM Ins.), 5.250%, 1/1/24	557,530
350,000	University of Akron, OH, (AGM Ins.), 5.000%, 1/1/21	389,924
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	333,459
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (MBIA Ins.), 5.000%, 6/1/22	551,970
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AGM Ins.), 5.000%, 6/1/20	552,465
500,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/17	555,995
300,000	University of Cincinnati, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	327,513
400,000	University of Toledo, OH, General Receipts Revenue, Series A, (AMBAC Ins.), 5.000%, 6/1/19	438,984
100,000	Van Buren, OH, School District, Capital Appreciation Advance Refunding, G.O., (AGM Ins.), 0.000%, 12/1/16 *	84,988
150,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/18	159,468
50,000	Warren County, OH, Waterworks Refunding Revenue, (AGM Ins.), 5.000%, 12/1/15	53,892
650,000	Washington County, OH, School Improvements, G.O., (FGIC Ins.), 5.000%, 12/1/19	696,546
325,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., (Student Credit Program), 0.000%, 1/15/19 *	242,873
65,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., (Student Credit Program), 0.000%, 1/15/18 *	50,930
205,000	Western Reserve, OH, Local School District, Capital Appreciation Classroom Facilities, G.O., (Student Credit Program), 0.000%, 12/1/16 *	172,751
200,000	Westerville, OH, City School District, G.O., (National Reinsurance), 5.000%, 12/1/17	221,446
120,000	Westerville, OH, G.O., 2.750%, 12/1/17	125,155
125,000	Westerville, OH, G.O., (AMBAC Ins.), 5.000%, 12/1/23	140,988
300,000	Wyoming, OH, School District, Refunding School Improvement, G.O., (AGM Ins.), 5.000%, 12/1/20	331,014

Principal
Amount or Shares		Value
Total Municipal Bonds (Cost $50,355,647)		52,418,625

Cash Equivalents — 1.2%
624,325	Fidelity Tax-Exempt Portfolio, 0.100% (a)(b)	624,325

Total Cash Equivalents(Cost $624,324)		624,325

Total Investments (Cost $50,979,971) — 99.8%		53,042,950

Other Assets in Excess of Liabilities — 0.2%		127,444

Net Assets — 100.0%		$53,170,394

(a) Rate disclosed is the seven day yield as of September 30, 2010.

(b) Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.

* Non-income producing security.

AMBAC — American Municipal Bond Assurance Corp.

AGM — Assured Guaranty Municipal Corp.

FGIC — Financial Guaranty Insurance Co.

G.O. — General Obligation

Ins. — Insured

MBIA — Municipal Bond Insurance Association

Huntington Short/Intermediate Fixed Income Securities Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Principal
Amount or Shares		Value
Corporate Bonds — 62.8%
Consumer Discretionary — 3.4%
$1,000,000	Comcast Corp., Class A, 5.500%, 3/15/11	$1,021,512
1,000,000	Home Depot, Inc., 5.250%, 12/16/13	1,115,799
1,000,000	Johnson Controls, Inc., 4.875%, 9/15/13	1,088,357
1,000,000	McDonald’s Corp., Series MTN, 4.300%, 3/1/13	1,082,047
1,000,000	The Walt Disney Co., Series D, 4.500%, 12/15/13	1,108,165
1,000,000	Time Warner, Inc., 3.150%, 7/15/15	1,036,529

		6,452,409

Consumer Staples — 5.5%
1,000,000	ConAgra Foods, Inc., 5.875%, 4/15/14	1,141,711
1,000,000	CVS Caremark Corp., 4.875%, 9/15/14	1,108,055
1,585,000	General Mills, Inc., 5.250%, 8/15/13	1,769,152
1,000,000	HJ Heinz Co., 5.350%, 7/15/13	1,104,519
2,000,000	Kellogg Co., 5.125%, 12/3/12	2,173,006
2,000,000	Safeway, Inc., 5.800%, 8/15/12	2,162,508
1,000,000	Sysco Corp., 4.200%, 2/12/13	1,074,960

		10,533,911

Energy — 4.1%
1,000,000	Apache Corp., 6.000%, 9/15/13	1,122,939
1,000,000	Chevron Corp., 3.450%, 3/3/12	1,038,440
1,000,000	ConocoPhillips, 4.750%, 2/1/14	1,114,014
1,000,000	Kinder Morgan Energy Partners LP, 5.000%, 12/15/13	1,091,597
1,000,000	Marathon Oil Corp., 6.500%, 2/15/14	1,148,308
1,000,000	Noble Corp., 5.875%, 6/1/13	1,089,172
1,000,000	Spectra Energy Capital LLC, 5.900%, 9/15/13	1,113,245

		7,717,715

Financials — 17.9%
2,000,000	American Express Co., Series 144A, 5.250%, 11/21/11 (a)	2,082,950
2,000,000	Bank of New York Mellon Corp./The, 2.950%, 6/18/15	2,103,234
2,000,000	Bank of Nova Scotia, 2.375%, 12/17/13	2,067,922
1,000,000	BB&T Corp., 3.100%, 7/28/11	1,019,337
1,000,000	Boeing Capital Corp., 3.250%, 10/27/14	1,068,481
2,000,000	Caterpillar Financial Services Corp., Series MTN, 5.125%, 10/12/11	2,091,580
1,000,000	Charles Schwab Corp./The, 4.950%, 6/1/14	1,110,990
1,500,000	Citigroup, Inc., 6.010%, 1/15/15	1,649,098
1,000,000	General Electric Capital Corp., 3.500%, 8/13/12	1,040,126
1,500,000	General Electric Capital Corp., Series GMTN, 5.250%, 10/19/12	1,614,975
1,500,000	Goldman Sachs Group, Inc., 5.500%, 11/15/14	1,648,311
2,000,000	HSBC Financial Corp. 3.500%	2,097,924
1,000,000	KeyBank NA, Series BKNT, 5.091%, 3/26/15	1,067,746
433,000	M&I Marshall & Ilsley Bank, Series BKNT, 5.300%, 9/8/11	434,825
2,000,000	MetLife Global Funding I, Series 144A, 5.125%, 11/9/11 (a)	2,077,678
2,000,000	Morgan Stanley, Series G, MTN, 2.876%, 5/14/13 (b)	2,038,184
1,500,000	PNC Funding Corp., 3.625%, 2/8/15	1,583,323
1,500,000	Principal Life Income Funding Trusts, Series MTN, 5.150%, 9/30/11	1,560,939
2,000,000	Prudential Financial, Inc., Series D, 3.875%, 1/14/15	2,101,040
2,060,000	Simon Property Group LP, 4.200%, 2/1/15	2,210,440
1,500,000	Wells Fargo & Co., Series I, 3.750%, 10/1/14	1,589,454

		34,258,557

Health Care — 4.3%
1,500,000	McKesson Corp., 5.250%, 3/1/13	1,629,474
1,000,000	Medco Health Solutions, Inc., 6.125%, 3/15/13	1,105,656
2,000,000	Medtronic, Inc., 3.000%, 3/15/15	2,117,882
1,000,000	Pfizer, Inc., 4.450%, 3/15/12	1,052,633
1,200,000	St Jude Medical, Inc., 3.750%, 7/15/14	1,286,802
1,000,000	Thermo Fisher Scientific, Inc., 3.200%, 5/1/15	1,054,102

		8,246,549

Industrials — 12.3%
1,000,000	3M Co., Series MTN, 4.375%, 8/15/13	1,101,666
2,000,000	Anheuser-Busch InBev Worldwide, Inc., 2.500%, 3/26/13	2,051,950
2,000,000	BJ Services Co., 5.750%, 6/1/11	2,067,260
2,000,000	Covidien International Finance SA, 2.800%, 6/15/15	2,072,504
1,500,000	CSX Corp., 6.750%, 3/15/11	1,537,779
2,000,000	Eaton Corp., 4.900%, 5/15/13	2,183,310

Principal
Amount or Shares		Value
1,000,000	Emerson Electric Co., 4.625%, 10/15/12	1,077,920
2,000,000	Harsco Corp., 5.125%, 9/15/13	2,197,040
1,000,000	ITT Corp., 4.900%, 5/1/14	1,100,619
1,000,000	Nabors Industries, Inc., 5.375%, 8/15/12	1,060,148
1,500,000	Northrop Grumman Corp., 3.700%, 8/1/14	1,608,696
1,000,000	Premcor Refining Group, Inc./The, 6.125%, 5/1/11	1,021,600
1,000,000	Raytheon Co., 5.500%, 11/15/12	1,100,090
1,000,000	Shell International Finance BV, 4.000%, 3/21/14	1,083,409
1,000,000	Wyeth, 5.500%, 3/15/13	1,107,011
1,000,000	XTO Energy, Inc., 5.750%, 12/15/13	1,149,518

		23,520,520

Information Technology — 3.1%
1,000,000	Cisco Systems, Inc., 5.250%, 2/22/11	1,018,250
1,000,000	Dell, Inc., 4.700%, 4/15/13	1,089,004
1,500,000	Hewlett-Packard Co., 4.250%, 2/24/12	1,572,752
2,000,000	Oracle Corp., 4.950%, 4/15/13	2,203,098

		5,883,104

Materials — 5.6%
2,000,000	Air Products & Chemicals, Inc., 4.150%, 2/1/13	2,115,404
1,000,000	Nucor Corp., 5.000%, 12/1/12	1,083,868
1,000,000	Nucor Corp., 4.875%, 10/1/12	1,077,137
2,000,000	Potash Corp. of Saskatchewan, Inc., 4.875%, 3/1/13	2,152,068
2,000,000	PPG Industries, Inc., 5.750%, 3/15/13	2,190,400
2,000,000	Sherwin-Williams Co./The, 3.125%, 12/15/14	2,119,360

		10,738,237

Telecommunication Services — 1.7%
2,000,000	AT&T, Inc., 2.500%, 8/15/15	2,037,970
1,000,000	Verizon Wireless, 7.375%, 11/15/13	1,183,341

		3,221,311

Utilities — 4.9%
1,500,000	Dominion Resources, Inc., Class A, 4.750%, 12/15/10	1,512,213
1,500,000	FPL Group Capital, Inc., 5.350%, 6/15/13	1,641,976
1,000,000	Georgia Power Co., Series S, 4.000%, 1/15/11	1,009,807
1,000,000	Indiana Michigan Power Co., 6.375%, 11/1/12	1,091,261
2,000,000	PSEG Power LLC, 2.500%, 4/15/13	2,055,050
1,000,000	Southern Co., 2.375%, 9/15/15	1,009,228
1,000,000	Wisconsin Public Service Corp., 4.875%, 12/1/12	1,079,871

		9,399,406

Total Corporate Bonds(Cost $114,305,625)		119,971,719

U.S. Government Agencies — 32.7%
Farmer Mac Discount Notes — 2.6%
5,000,000	0.000%, 10/6/10 *	4,999,930

Federal Farm Credit Bank — 5.4%
2,000,000	1.000%, 6/22/12	2,007,412
2,000,000	3.400%, 2/7/13	2,125,008
3,000,000	1.875%, 12/7/12	3,078,294
3,000,000	2.125%, 6/18/12	3,080,967

		10,291,681

Federal Home Loan Bank — 14.4%
1,000,000	1.625%, 9/26/12	1,021,047
2,000,000	3.250%, 9/12/14	2,157,570
3,000,000	1.750%, 8/22/12	3,068,403
3,000,000	1.625%, 6/14/13	3,070,149
2,000,000	1.125%, 5/18/12	2,020,958
2,000,000	1.000%, 12/28/11	2,015,008
2,000,000	1.625%, 7/27/11	2,021,080
3,000,000	1.000%, 9/13/13	3,016,659
2,000,000	1.900%, 12/29/15	2,021,890
2,000,000	1.750%, 9/11/15	2,016,080
2,000,000	1.875%, 6/20/12	2,047,058
2,000,000	3.125%, 6/10/11	2,035,030
1,000,000	4.375%, 9/13/13	1,103,741

		27,614,673

Federal Home Loan Mortgage Corporation — 4.8%
2,000,000	4.750%, 1/18/11	2,026,958
3,000,000	3.125%, 10/25/10	3,005,844
2,000,000	2.175%, 2/19/14	2,077,964
2,000,000	3.000%, 11/5/14	2,005,136

		9,115,902

Federal National Mortgage Association — 5.5%
2,000,000	1.750%, 12/28/12	2,015,184
2,000,000	1.250%, 6/22/12	2,025,726
3,000,000	1.625%, 10/26/15	2,998,809
1,435,000	2.000%, 1/30/12	1,463,248
2,000,000	1.500%, 9/8/14	1,999,688

		10,502,655

Total U.S. Government Agencies(Cost $61,647,833)		62,524,841

U.S. Treasury Obligations — 2.6%
U.S. Treasury Notes — 2.6%
5,000,000	0.875%, 2/29/12	5,038,100

Total U.S. Treasury Obligations(Cost $5,003,605)		5,038,100

Cash Equivalents — 1.4%
2,608,026	Huntington Money Market Fund, Interfund Shares, 0.010% (c)(d)	2,608,026

Total Cash Equivalents(Cost $2,608,026)		2,608,026

Total Investments (Cost $183,565,089) — 99.5%		190,142,686

Other Assets in Excess of Liabilities — 0.5%		980,606

Net Assets — 100.0%		$191,123,292

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.

(c)	Rate disclosed is the seven day yield as of September 30, 2010.

(d)	Investment in affiliate.

*	Non-income producing security.

Huntington Balanced Allocation Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Mutual Funds — 96.5% (a)
160,009	Huntington Fixed Income Securities Fund, Trust Shares	$3,649,814
124,568	Huntington Dividend Capture Fund, Trust Shares	1,035,156
75,729	Huntington Growth Fund, Trust Shares	1,838,693
100,626	Huntington Income Equity Fund, Trust Shares	1,911,902
84,291	Huntington Intermediate Government Income Fund, Trust Shares	1,702,679
252,661	Huntington International Equity Fund, Trust Shares	2,746,424
221,618	Huntington Macro 100 Fund, Trust Shares	1,939,157
70,233	Huntington Mid Corp America Fund, Trust Shares	1,009,242
105,445	Huntington Mortgage Securities Fund, Trust Shares	971,151
76,050	Huntington New Economy Fund, Trust Shares	746,808
153,393	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	1,701,131
104,387	Huntington Situs Fund, Trust Shares	1,795,458

Total Mutual Funds(Cost $19,703,810)		21,047,615

Cash Equivalents — 3.4%
751,832	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	751,832

Total Cash Equivalents(Cost $751,832)		751,832

Total Investments (Cost $20,455,642) — 99.9%		21,799,447

Other Assets in Excess of Liabilities — 0.1%		13,685

Net Assets — 100.0%		$21,813,132

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

Huntington Conservative Allocation Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Mutual Funds — 96.8% (a)
213,772	Huntington Fixed Income Securities Fund, Trust Shares	$4,876,141
26,716	Huntington Dividend Capture Fund, Trust Shares	222,010
16,225	Huntington Growth Fund, Trust Shares	393,953
21,561	Huntington Income Equity Fund, Trust Shares	409,659
112,578	Huntington Intermediate Government Income Fund, Trust Shares	2,274,081
54,073	Huntington International Equity Fund, Trust Shares	587,768
47,484	Huntington Macro 100 Fund, Trust Shares	415,489
15,032	Huntington Mid Corp America Fund, Trust Shares	216,016
140,991	Huntington Mortgage Securities Fund, Trust Shares	1,298,524
16,277	Huntington New Economy Fund, Trust Shares	159,838
204,872	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	2,272,026
22,370	Huntington Situs Fund, Trust Shares	384,769

Total Mutual Funds(Cost $12,773,641)		13,510,274

Cash Equivalents — 3.2%
442,194	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	442,194

Total Cash Equivalents(Cost $442,194)		442,194

Total Investments (Cost $13,215,835) — 100.0%		13,952,468

Other Assets in Excess of Liabilities — 0.0%		6,049

Net Assets — 100.0%		$13,958,517

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

Huntington Growth Allocation Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Mutual Funds — 96.7% (a)
58,622	Huntington Fixed Income Securities Fund, Trust Shares	$1,337,165
132,265	Huntington Dividend Capture Fund, Trust Shares	1,099,125
80,447	Huntington Growth Fund, Trust Shares	1,953,249
106,896	Huntington Income Equity Fund, Trust Shares	2,031,022
30,902	Huntington Intermediate Government Income Fund, Trust Shares	624,213
268,717	Huntington International Equity Fund, Trust Shares	2,920,950
235,626	Huntington Macro 100 Fund, Trust Shares	2,061,725
74,529	Huntington Mid Corp America Fund, Trust Shares	1,070,978
38,653	Huntington Mortgage Securities Fund, Trust Shares	355,990
80,833	Huntington New Economy Fund, Trust Shares	793,785
56,235	Huntington Short/Intermediate Fixed Income Securities Fund, Trust Shares	623,645
110,986	Huntington Situs Fund, Trust Shares	1,908,965

Total Mutual Funds(Cost $15,479,209)		16,780,812

Cash Equivalents — 3.2%
553,615	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	553,615

Total Cash Equivalents(Cost $553,615)		553,615

Total Investments (Cost $16,032,824) — 99.9%		17,334,427

Other Assets in Excess of Liabilities — 0.1%		22,177

Net Assets — 100.0%		$17,356,604

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
As of September 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)*

Tax-Free Money Market Fund	$107,175,061	$—	$—	$—
Money Market Fund	453,227,039	—	—	—
Ohio Municipal Money Market Fund	209,957,626	—	—	—
U.S. Treasury Money Market Fund	374,480,987	—	—	—
Dividend Capture Fund	99,913,659	8,898,270	(1,165,688)	7,732,582
Global Select Markets Fund	29,028,105	3,577,796	(246,108)	3,331,688
Growth Fund	107,226,434	19,408,304	(667,360)	18,740,944
Income Equity Fund	93,010,874	10,682,614	(2,189,243)	8,493,371
International Equity Fund	246,859,070	50,799,269	(6,458,671)	44,340,598
Macro 100 Fund	37,105,203	5,699,566	(1,764,289)	3,935,277
Mid Corp America Fund	91,669,774	50,377,689	(3,873,082)	46,504,607
New Economy Fund	48,918,800	5,798,290	(1,394,550)	4,403,740
Real Strategies Fund	85,535,161	7,737,523	(12,626,782)	(4,889,259)
Rotating Markets Fund	34,998,775	2,490,833	—	2,490,833
Situs Fund	147,027,906	41,070,827	(9,244,716)	31,826,111
Technical Opportunities Fund	9,119,162	809,659	(19,646)	790,013
Fixed Income Securities Fund	263,841,824	22,378,396	(4,826)	22,373,570
Intermediate Government Income Fund	111,618,725	7,658,081	(15,511)	7,642,570
Mortgage Securities Fund	99,482,528	6,086,371	(305,340)	5,781,031
Ohio Tax-Free Fund	50,979,971	2,099,629	(36,650)	2,062,979
Short/Intermediate Fixed Income Securities Fund	183,565,089	6,585,725	(8,128)	6,577,597
Balanced Allocation Fund	20,501,099	1,343,805	(45,457)	1,298,348
Conservative Allocation Fund	13,239,394	713,074	—	713,074
Growth Allocation Fund	16,032,825	1,301,603	—	1,301,603

*	The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discounts, differences related to partnership investments, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies and the return of capital adjustments from real estate investment trusts.
The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At September 30, 2010, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy.

The above report contains the Portfolios of Investments of the retail funds listed below (individually referred to as a “Fund,” or collectively as the “Funds”):

Investment Share Classes
Funds	Offered*
Huntington Money Market Fund (“Money Market Fund”)	Trust, A & Interfund
Huntington Ohio Municipal Money Market Fund (“Ohio Municipal Money Market Fund”)	Trust & A
Huntington Tax-Free Money Market Fund (“Tax-Free Money Market Fund”)	Trust & A
Huntington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)	Trust & A
Huntington Dividend Capture Fund (“Dividend Capture Fund”)	Trust & A
Huntington Global Select Markets Fund (“Global Select Markets Fund”)	Trust & A
Huntington Growth Fund (“Growth Fund”)	Trust & A
Huntington Income Equity Fund (“Income Equity Fund”)	Trust & A
Huntington International Equity Fund (“International Equity Fund”)	Trust & A
Huntington Macro 100 Fund (“Macro 100 Fund”)	Trust & A
Huntington Mid Corp America Fund (“Mid Corp America Fund”)	Trust & A
Huntington New Economy Fund (“New Economy Fund”)	Trust & A
Huntington Real Strategies Fund (“Real Strategies Fund”)	Trust & A
Huntington Rotating Markets Fund (“Rotating Markets Fund”)	Trust & A
Huntington Situs Fund (“Situs Fund”)	Trust & A
Huntington Technical Opportunities Fund (“Technical Opportunities Fund”)	Trust & A
Huntington Fixed Income Securities Fund (“Fixed Income Securities Fund”)	Trust & A
Huntington Intermediate Government Income Fund (“Intermediate Government Income Fund”)	Trust & A
Huntington Mortgage Securities Fund (“Mortgage Securities Fund”)	Trust & A
Huntington Ohio Tax-Free Fund (“Ohio Tax-Free Fund”)	Trust & A
Huntington Short/Intermediate Fixed Income Securities Fund (“Short/Intermediate Fixed Income Securities Fund”)	Trust & A
Huntington Balanced Allocation Fund (“Balanced Allocation Fund”)	A
Huntington Conservative Allocation Fund (“Conservative Allocation Fund”)	A
Huntington Growth Allocation Fund (“Growth Allocation Fund”)	A

•	Each class of shares has exclusive voting rights with respect to matters that affect just that class. The assets of each Fund are segregated and a shareholder’s interest is limited to the Fund in which shares are held. Effective May 1, 2010, Institutional Shares were renamed Trust Shares.

•	Effective June 29, 2010, Class B shares were converted to Class A shares.
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A. Investment Valuations
The price at which the Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received, subject to any applicable front end or contingent deferred sales charges.
The Trust calculates the NAV for each of the Funds (other than the Money Market Funds) by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
For the Money Market Funds, the Trust attempts to stabilize the NAV per share at $1.00 per share by valuing its portfolio securities using the amortized cost method, which approximates market value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant (straight-line) basis to the maturity of the security.

In computing the NAV of the Funds, other than the Money Market Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide the current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.
Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at NAV.
Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.
Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of the circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.
Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.
In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.
The Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.
There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV. In the case of good faith fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2010, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each Fund:

	Level 2—Other Significant Observable
	Level 1—Quoted Prices		Inputs		Total
		Other Financial		Other Financial		Other Financial
Fund Name	Securities	Investments*	Securities	Investments*	Securities	Investments*

Tax-Free Money Market Fund
Municipal Bonds	$—	$—	$100,770,712	$—	$100,770,712	$—
Cash Equivalents	6,404,349	—		—	6,404,349	—

Total	6,404,349	—	100,770,712	—	107,175,061	—
Money Market Fund
Corporate Bonds	—	—	72,206,145	—	72,206,145	—
U.S. Government Agencies	—	—	106,510,309	—	106,510,309	—
U.S. Treasury Obligations	—	—	19,997,156	—	19,997,156	—
Municipal Bonds	—	—	78,860,000	—	78,860,000	—
Commercial Papers	—	—	49,981,242	—	49,981,242	—
Certificates of Deposit	—	—	30,000,187	—	30,000,187	—
Time Deposits	—	—	10,000,000	—	10,000,000	—
Repurchase Agreements	38,172,000	—	—	—	38,172,000
Cash Equivalents	—	—	47,500,000	—	47,500,000	—

Total	38,172,000	—	415,055,039	—	453,227,039	—
Ohio Municipal Money Market Fund
Municipal Bonds	—	—	195,536,173	—	195,536,173	—
Cash Equivalents	14,421,453	—	—	—	14,421,453	—

Total	14,421,453	—	195,536,173	—	209,957,626	—
U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	—	251,194,587	—	251,194,587	—
Repurchase Agreements	123,286,400	—	—	—	123,286,400	—

Total	123,286,400	—	251,194,587	—	374,480,987	—
Dividend Capture Fund
Common Stocks	77,631,802	—	—	—	77,631,802	—
Preferred Stocks	25,278,875	—	—	—	25,278,875	—
Mutual Funds	1,266,100	—	—	—	1,266,100	—
Cash Equivalents	3,469,465	—	—	—	3,469,465	—
Written Options	—	(83,750)	—	—	—	(83,750)

Total	107,646,242	(83,750)	—	—	107,646,242	(83,750)
Global Select Markets Fund
Common Stocks	26,953,925	—	—	—	26,953,925	—
Foreign Bonds	—	—	1,204,636	—	1,204,636	—
Mutual Funds	2,066,729	—	—	—	2,066,729	—
Cash Equivalents	2,134,503	—	—	—	2,134,503	—

Total	31,155,157	—	1,204,636	—	32,359,793	—
Growth Fund
Common Stocks	119,555,680	—	—	—	119,555,680	—
Cash Equivalents	6,411,698	—	—	—	6,411,698	—
Written Options	—	(33,110)	—	—	—	(33,110)

Total	125,967,378	(33,110)	—	—	125,967,378	(33,110)
Income Equity Fund
Common Stocks	98,564,554	—	—	—	98,564,554	—
Mutual Funds	1,846,275	—	—	—	1,846,275	—
Cash Equivalents	1,093,416	—	—	—	1,093,416	—

Total	101,504,245	—	—	—	101,504,245	—

	Level 2—Other Significant Observable
	Level 1—Quoted Prices		Inputs		Total
		Other Financial		Other Financial		Other Financial
Fund Name	Securities	Investments*	Securities	Investments*	Securities	Investments*

International Equity Fund
Common Stocks	272,074,764	—	—	—	272,074,764	—
Mutual Funds	15,359,585	—	—	—	15,359,585	—
Cash Equivalents	3,765,319	—	—	—	3,765,319	—

Total	291,199,668	—	—	—	291,199,668	—
Macro 100 Fund
Common Stocks	37,621,468	—	—	—	37,621,468	—
Cash Equivalents	3,419,012	—	—	—	3,419,012	—
Written Options	—	(11,725)	—	—	—	(11,725)

Total	41,040,480	(11,725)	—	—	41,040,480	(11,725)
Mid Corp America Fund
Common Stocks	133,363,205	—	—	—	133,363,205	—
Cash Equivalents	4,811,176	—	—	—	4,811,176	—
Written Options	—	(33,500)	—	—	—	(33,500)

Total	138,174,381	(33,500)	—	—	138,174,381	(33,500)
New Economy Fund
Common Stocks	49,462,593	—	—	—	49,462,593	—
Cash Equivalents	3,859,947	—	—	—	3,859,947	—
Written Options		(1,272,273)	—	—	—	(1,272,273)

Total	53,322,540	(1,272,273)	—	—	53,322,540	(1,272,273)
Real Strategies Fund
Common Stocks	75,446,395	—	—	—	75,446,395	—
Corporate Bonds	—	—	821,625	—	821,625	—
Mutual Funds	3,858,300	—	—	—	3,858,300	—
Options Purchased	755,000	—	—	—	755,000	—
Cash Equivalents	519,582	—	—	—	519,582	—
Written Options	—	(1,033,898)	—	—	—	(1,033,898)

Total	80,579,277	(1,033,898)	821,625	—	81,400,902	(1,033,898)
Rotating Markets Fund
Common Stocks	34,252,785	—	—	—	34,252,785	—
Mutual Funds	2,674,873	—	—	—	2,674,873	—
Cash Equivalents	561,950	—	—	—	561,950	—

Total	37,489,608	—	—	—	37,489,608	—
Situs Fund
Common Stocks	380,138,610	—	—	—	380,138,610	—
Mutual Funds	6,532,721	—	—	—	6,532,721	—
Cash Equivalents	4,285,196	—	—	—	4,285,196	—
Written Options	—	(1,058)	—	—	—	(1,058)

Total	390,956,527	(1,058)	—	—	390,956,527	(1,058)
Technical Opportunities Fund
Common Stocks	4,679,010	—	—	—	4,679,010	—
Mutual Funds	4,868,144	—	—	—	4,868,144	—
Cash Equivalents	362,021	—	—	—	362,021	—

Total	9,909,175	—	—	—	9,909,175	—
Fixed Income Securities Fund
Corporate Bonds	—	—	150,801,106	—	150,801,106	—
U.S. Government Agencies	—	—	44,321,901	—	44,321,901	—
U.S. Treasury Obligations	—	—	40,387,188	—	40,387,188	—
U.S. Government Mortgage Backed Agencies	—	—	37,457,103	—	37,457,103	—
Preferred Stocks	859,477	—	—	—	859,477	—
Cash Equivalents	12,388,620	—	—	—	12,388,620	—

Total	13,248,097	—	272,967,298	—	286,215,395	—
Intermediate Government Income Fund
Corporate Bonds	—	—	2,048,880	—	2,048,880	—
U.S. Government Agencies	—	—	59,307,058	—	59,307,058	—
U.S. Government Mortgage Backed Agencies	—	—	42,256,178	—	42,256,178	—
U.S. Treasury Obligations	—	—	12,231,093	—	12,231,093	—
Treasury Inflation Protection Securities	—	—	1,805,700	—	1,805,700	—
Cash Equivalents	1,612,386	—	—	—	1,612,386	—

Total	1,612,386	—	117,648,909	—	119,261,295	—
Mortgage Securities Fund
U.S. Government Mortgage Backed Agencies	—	—	79,705,878	—	79,705,878	—
Common Stocks	10,882,550	—	—	—	10,882,550	—
U.S. Government Agencies	—	—	12,066,210	—	12,066,210	—
Collateralized Mortgage Obligations	—	—	1,110,102	—	1,110,102	—
Cash Equivalents	1,499,645	—	—	—	1,499,645	—

Total	12,382,195	—	92,882,190	—	105,264,385	—
Ohio Tax-Free Fund
Municipal Bonds	—	—	52,418,625	—	52,418,625	—
Cash Equivalents	624,325	—	—	—	624,325	—

Total	624,325	—	52,418,625	—	53,042,950	—
Short/Intermediate Fixed Income Securities Fund
Corporate Bonds	—	—	119,971,719	—	119,971,719	—
U.S. Government Mortgage Backed Agencies	—	—	19,618,557	—	19,618,557	—
U.S. Government Agencies	—	—	42,906,284	—	42,906,284	—
U.S. Treasury Obligations	—	—	5,038,100	—	5,038,100	—
Cash Equivalents	2,608,026	—	—	—	2,608,026	—

Total	2,608,026	—	187,534,660	—	190,142,686	—
Balanced Allocation Fund
Mutual Funds	21,047,615	—	—	—	21,047,615	—
Cash Equivalents	751,832	—	—	—	751,832	—

Total	21,799,447	—	—	—	21,799,447	—
Conservative Allocation Fund
Mutual Funds	13,510,274	—	—	—	13,510,274	—
Cash Equivalents	442,194	—	—	—	442,194	—

Total	13,952,468	—	—	—	13,952,468	—
Growth Allocation Fund
Mutual Funds	16,780,812	—	—	—	16,780,812	—
Cash Equivalents	553,615	—	—	—	553,615	—

Total	17,334,427	—	—	—	17,334,427	—

*	Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts. In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update 2010-06 (“ASU 2010-06”) to ASC 820-10, “Fair Value Measurements and Disclosures — Overall”. New disclosures and clarifications of existing disclosures are effective for interim and annual reporting periods beginning after December 15, 2009, while disclosures about purchases, sales, issuances, and settlements in the Level 3 roll forward of activity in fair value measurements is effective for interim and fiscal periods beginning after December 15, 2010. The Trust has adopted a policy of recognizing significant transfers between Level 1 and Level 2 at the reporting period end. As of September 30, 2010 and December 31, 2009, the Trust’s transfer recognition dates, there were no significant transfers between Level 1 and Level 2.
B. Repurchase Agreements
The Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.
C. When-Issued and Delayed Transactions
The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
D. Foreign Currency Translation
The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.
E. Derivative Instruments
Certain of the Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the Funds, including the primary underlying risk exposure related to each instrument type.
Foreign Exchange Contracts—Several of the retail Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2010, none of the retail Funds had any forward foreign exchange contracts outstanding.
Written Options Contracts—Certain of the Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a Fund to equity price risk.

The following is a summary of Dividend Capture Fund’s written option activity for the period ended September 30, 2010:

	Number of
Contracts	Contracts	Premium
Outstanding at 12/31/2009	400	$94,118
Options written	1,250	263,050
Options expired	(100)	(14,500)
Options closed	(1,000)	(239,533)
Options exercised	(200)	(39,269)

Outstanding at 9/30/2010	350	$63,866
At September 30, 2010, Dividend Capture Fund had the following outstanding options.
WRITTEN OPTION CONTRACTS

				Number of		Unrealized Appreciation
Contract	Type	Expiration Date	Exercise Price	Contracts	Fair Value	(Depreciation)
Norfolk Southern Corp.	Call	December 2010	$65	100	$8,500	$68
Union Pacific Corp.	Call	November 2010	80	50	21,750	(4,800)
Union Pacific Corp.	Call	November 2010	85	100	18,500	(4,702)
V.F. Corp.	Call	November 2010	80	100	35,000	(10,450)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(19,884)
The following is a summary of Global Select Markets Fund written option activity for the period ended September 30, 2010:

	Number of
Contracts	Contracts	Premium
Outstanding at 12/31/2009	—	$—
Options written	1,149	171,941
Options expired	(777)	(107,033)
Options closed	(50)	(7,100)
Options exercised	(322)	(57,808)

Outstanding at 9/30/2010	—	$—
At September 30, 2010, Global Select Markets had no outstanding options.
The following is a summary of Growth Fund’s written option activity for the period ended September 30, 2010:

	Number of
Contracts	Contracts	Premium
Outstanding at 12/31/2009	4,207	$529,707
Options written	6,167	870,780
Options expired	(1,654)	(193,081)
Options closed	(5,140)	(686,982)
Options exercised	(2,630)	(480,474)

Outstanding at 9/30/2010	950	$39,950
At September 30, 2010, Growth Fund had the following outstanding options.
WRITTEN OPTION CONTRACTS

				Number of		Unrealized Appreciation
Contract	Type	Expiration Date	Exercise Price	Contracts	Fair Value	(Depreciation)
Deere & Co.	Call	October 2010	$75	390	$8,190	$9,360
Union Pacific Corp.	Call	October 2010	85	560	24,920	(2,520)

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$6,840
The following is a summary of Income Equity Fund’s written option activity for the period ended September 30, 2010:

	Number of
Contracts	Contracts	Premium
Outstanding at 12/31/2009	700	$86,191
Options written	5,690	237,110
Options expired	(5,225)	(204,117)
Options closed	(465)	(32,994)
Options exercised	(700)	(86,190)

Outstanding at 9/30/2010	—	$—
At September 30, 2010, Income Equity Fund had no outstanding options.

The following is a summary of Macro 100 Fund written option activity for the period ended September 30, 2010:

	Number of
Contracts	Contracts	Premium
Outstanding at 12/31/2009	89	$8,174
Options written	70	9,321
Options expired	(89)	(8,174)
Options closed	(35)	(2,240)
Options exercised	—	—

Outstanding at 9/30/2010	35	$7,081
At September 30, 2010, Macro 100 Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS

				Number of
Contract	Type	Expiration Date	Exercise Price	Contracts	Fair Value	Unrealized Depreciation
Parker Hannifin Corp.	Call	November 2010	$70	35	$11,725	$(4,644)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(4,644)
The following is a summary of Mid Corp America Fund’s written option activity for the period ended September 30, 2010:

	Number of
Contracts	Contracts	Premium
Outstanding at 12/31/2009	—	$—
Options written	1,435	205,077
Options expired	(710)	(94,729)
Options closed	(130)	(27,709)
Options exercised	(495)	(72,939)

Outstanding at 9/30/2010	100	$9,700
At September 30, 2010, Mid Corp America Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS

				Number of
Contract	Type	Expiration Date	Exercise Price	Contracts	Fair Value	Unrealized Depreciation
Borg-Warner, Inc.	Call	October 2010	$50	100	$33,500	$(23,800)

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(23,800)
The following is a summary of New Economy Fund’s written option activity for the period ended September 30, 2010:

	Number of
Contracts	Contracts	Premium
Outstanding at 12/31/2009	354	$92,691
Options written	11,788	6,651,737
Options expired	(125)	(47,124)
Options closed	(10,139)	(5,576,148)
Options exercised	(302)	(170,119)

Outstanding at 9/30/2010	1,576	$951,037
At September 30, 2010, New Economy Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS

				Number of		Unrealized Appreciation
Contract	Type	Expiration Date	Exercise Price	Contracts	Fair Value	(Depreciation)
Agco Corp.	Call	January 2011	$35	100	$58,000	$(2,301)
Bucyrus Intl.	Call	October 2010	50	128	249,920	(153,026)
CF Industries Holdings	Call	January 2011	95	124	123,876	25,169
Cytec Industries, Inc.	Call	November 2010	45	46	54,740	(40,775)
Factset Research System	Call	December 2010	80	58	22,620	(22,218)
Flowserve Corp.	Call	October 2010	90	2	3,960	9,685
Fossil, Inc.	Call	December 2010	50	102	61,710	(2,006)
Illumina, Inc.	Call	December 2010	40	138	139,380	(16,884)
Las Vegas Sands Corp.	Call	December 2010	25	145	150,438	(44,576)
Lululemon Athletica, Inc.	Call	December 2010	40	188	122,200	(17,280)
Netapp, Inc.	Call	December 2010	45	66	42,735	(55,899)
Perrigo Co.	Call	November 2010	65	101	29,290	(2,014)
Polaris, Inc.	Call	December 2010	60	74	53,650	(21,312)
Salesforce.com, Inc.	Call	November 2010	95	58	113,390	(4,046)
Skechers USA, Inc.	Putt	November 2010	19	180	9,900	8,460
Wynn Resorts	Call	December 2010	90	66	36,465	17,786

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(321,327)

The following is a summary of Real Strategies Fund’s written option activity for the period ended September 30, 2010:

	Number of
Contracts	Contracts	Premium
Outstanding at 12/31/2009	3,327	$449,858
Options written	23,476	5,345,261
Options expired	(7,089)	(852,595)
Options closed	(16,431)	(3,850,843)
Options exercised	(1,985)	(621,677)
Outstanding at 9/30/2010	1,298	$470,004
At September 30, 2010, Real Strategies Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS

				Number of		Unrealized Appreciation
Contract	Type	Expiration Date	Exercise Price	Contracts	Fair Value	(Depreciation)
Agrium, Inc.	Call	January 2011	$70	156	$138,060	$(6,086)
Allegheny Technology, Inc.	Call	October 2010	50	200	9,000	20,399
Avalonbay Communities	Call	October 2010	115	90	1,350	13,134
Ipath S&P 500 VIX S/T Etn	Call	January 2011	17	(2,000)	(700,000)	254,000
Ipath S&P 500 VIX S/T Etn	Put	January 2011	12	(2,000)	(55,000)	3,000
Ipath S&P 500 VIX S/T Etn	Put	January 2011	15	2,000	232,000	11,996
Boston Properties, Inc.	Call	January 2011	90	179	43,408	34,087
Bucyrus International	Call	October 2010	75	72	3,816	6,525
CF Industries Holdings	Call	October 2010	95	100	30,700	7,999
Devon Energy Corp.	Put	January 2011	65	125	53,125	21,162
Exxon Mobil Corp.	Call	November 2010	65	272	11,152	(1,360)
Marathon Oil Corp.	Call	November 2010	33	366	48,312	(19,399)
Massey Energy Co.	Call	October 2010	31	37	4,366	(296)
Petroleo Brasileiro	Call	October 2010	39	406	5,075	17,660
Petroleo Brasileiro	put	January 2011	37	195	59,085	19,669
Potash Corp.	Call	October 2010	155	100	4,450	23,250
US Natural Gas Fund LP	Put	January 2011	10	1,000	390,000	(214,635)

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$191,105
The following is a summary of Situs Fund’s written option activity for the period ended September 30, 2010:

	Number of
Contracts	Contracts	Premium
Outstanding at 12/31/2009	16,927	$2,771,876
Options written	1,700	306,195
Options expired	(5,298)	(835,369)
Options closed	(2,772)	(435,569)
Options exercised	(9,657)	(1,606,957)
Outstanding at 9/30/2010	900	$200,176
At September 30, 2010, Situs Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS

				Number of
Contract	Type	Expiration Date	Exercise Price	Contracts	Fair Value	Unrealized Appreciation
Ishares S&P Small Cap 600	Put	November 2010	55	900	1,058	199,119

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$199,119
F. Securities Lending
To generate additional income, the Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the Funds, based on the prior day’s closing price. The Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. At the May 13, 2010 board meeting, the Board of Directors authorized Brown Brothers Harriman (“BBH”) as lending agent. The Funds have not loaned securities under that program. As of September 30, 2010, the Retail Funds did not have securities on loan.
G. Restricted Securities
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid. The Funds will not incur any registration costs upon such resale. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined by the Trust’s Pricing Committee. At September 30, 2010, the Fixed Income Securities Fund and Short/Intermediate Fixed Income Securities Fund held illiquid restricted securities representing 0.84% and 1.12% of net assets, respectively, as listed below:

Issuer Description	Acquisition Date	Principal Amount ($)	Cost ($)	Value ($)

Fixed Income Securities Fund:
Barrick International Bank Corp., 5.750%, 10/15/16	12/17/09	2,000,000	1,919,640	2,280,512
MBNA America Bank Corp. N.A., 7.125%, 11/15/12	6/20/06	3,000,000	3,205,500	3,270,798
Verizon Wireless, 7.375%, 11/15/13	(a)	2,000,000	2,084,550	2,366,682
Short/Intermediate Fixed Income Securities Fund:
American Express Co., 5.250%, 11/21/11	(b)	2,000,000	1,974,280	2,082,950
MetLife Global Funding I, 5.125%, 11/9/11	3/5/08	2,000,000	2,060,600	2,077,678

(a)	Purchased on various dates beginning 11/20/08.

(b)	Purchased on various dates beginning 1/13/09.
H. Security Transactions and Related Income
During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.
I. General
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

	12/31/09			9/30/10 Market
Fund	Market Value	Purchases	Sales	Value	Income

Dividend Capture Fund	$1,008,304	$29,439,726	$(26,978,565)	$3,469,465	$152
Global Select Markets Fund	151	16,770,653	(14,636,552)	2,134,253	162
Growth Fund	515,548	122,100,832	(116,204,681)	6,411,698	472
Income Equity Fund	843,426	18,337,615	(18,087,625)	1,093,416	148
International Equity	8,877,051	98,304,192	(103,415,924)	3,765,319	1,153
Macro 100 Fund	2,087,400	13,108,743	(11,777,131)	3,419,012	266
Mid Corp America Fund	6,946,743	29,571,600	(31,707,168)	4,811,176	517
New Economy Fund	4,594,933	42,761,458	(43,496,444)	3,859,947	327
Real Strategies Fund	8,766,417	19,224,507	(27,471,342)	519,582	527
Rotating Markets Fund	2,012,698	13,232,432	(14,683,180)	561,950	181
Situs Fund	1,505,460	56,863,056	(54,083,321)	4,285,196	453
Technical Opportunities Fund	214,085	5,410,492	(5,262,556)	362,021	38
Fixed Income Securities Fund	5,082,016	78,846,477	(71,539,873)	12,388,620	534
Intermediate Government Income Fund	2,143,403	28,469,076	(29,000,093)	1,612,386	268
Mortgage Securities Fund	2,781,569	26,577,364	(27,859,287)	1,499,645	236
Short/Intermediate Fixed Income Securities Fund	5,261,922	64,826,434	(67,480,330)	2,608,026	365
Additionally, Balanced Allocation Fund, Conservative Allocation Fund and Growth Allocation Fund invest in other Funds within the Trust. A summary of these investments in affiliated Funds is set forth below:

	12/31/09			9/30/10
Balanced Allocation Fund	Market Value	Purchases	Sales	Market Value	Income

Money Market Fund	$168,439	$5,808,730	$(5,225,336)	$751,833	$35
Dividend Capture Fund	656,235	553,784	(227,122)	982,897	21,769
Growth Fund	1,360,546	881,032	(511,636)	1,729,942	6
Income Equity Fund	1,392,759	912,115	(439,697)	1,865,177	36,864
International Equity	2,727,944	1,402,157	(1,374,653)	2,755,448	95
Macro 100 Fund	485,037	1,600,482	(152,646)	1,932,874	5
Mid Corp America Fund	636,592	502,705	(207,313)	931,984	9
New Economy Fund	366,926	448,302	(92,027)	723,201	—
Situs Fund	1,081,195	850,306	(245,773)	1,685,728	11
Fixed Income Securities Fund	2,212,275	1,742,034	(468,263)	3,486,046	67,925
Intermediate Government Income Fund	1,031,894	829,891	(204,646)	1,657,139	29,481
Mortgage Securities Fund	594,823	464,369	(110,296)	948,896	13,445
Short/Intermediate Fixed Income Securities Fund	593,721	1,196,698	(106,719)	1,683,700	12,822

	12/31/09			9/30/10
Conservative Allocation Fund	Market Value	Purchases	Sales	Market Value	Income

Money Market Fund	$123,821	$2,883,470	$(2,565,097)	$442,194	$25
Dividend Capture Fund	216,561	102,613	(109,779)	209,395	5,695
Growth Fund	447,260	146,882	(222,211)	371,930	1
Income Equity Fund	457,610	150,363	(208,258)	399,715	9,765
International Equity	896,554	178,742	(472,273)	603,023	2
Macro 100 Fund	159,612	389,973	(133,156)	416,429	—
Mid Corp America Fund	209,368	93,054	(106,118)	196,304	—
New Economy Fund	121,007	95,890	(62,719)	154,179	—
Situs Fund	355,064	158,964	(156,165)	357,863	—
Fixed Income Securities Fund	4,113,792	1,116,003	(601,991)	4,627,805	105,989
Intermediate Government Income Fund	1,919,886	539,374	(255,675)	2,203,585	46,077
Mortgage Securities Fund	1,104,907	306,384	(148,695)	1,262,596	20,313
Short/Intermediate Fixed Income Securities Fund	1,104,188	1,214,106	(73,057)	2,245,237	19,941

	12/31/09			9/30/10
Growth Allocation Fund*	Market Value	Purchases	Sales	Market Value	Income

Money Market Fund	$222,574	$3,898,372	$(3,567,330)	$553,616	$24
Dividend Capture Fund	831,893	447,340	(233,415)	1,045,818	24,167
Growth Fund	1,717,941	684,639	(554,009)	1,848,571	6
Income Equity Fund	1,757,710	671,370	(441,464)	1,987,615	41,220
International Equity	3,440,856	1,069,735	(1,539,411)	2,971,180	43
Macro 100 Fund	612,087	1,577,373	(128,123)	2,061,337	2
Mid Corp America Fund	802,306	387,745	(204,330)	985,721	3
New Economy Fund	464,258	391,572	(86,279)	769,551	—
Situs Fund	1,364,686	654,866	(230,786)	1,788,766	4
Fixed Income Securities Fund	878,910	694,490	(295,102)	1,278,298	24,339
Intermediate Government Income Fund	410,555	330,525	(133,563)	607,518	10,582
Mortgage Securities Fund	236,406	183,002	(71,602)	347,806	4,787
Short/Intermediate Fixed Income Securities Fund	235,224	455,815	(73,748)	617,291	4,598
J. Concentration of Credit Risk
Since each of Ohio Municipal Money Market Fund and Ohio Tax-Free Fund invest a substantial portion of their assets in issuers located in the state of Ohio, they will be more susceptible to factors adversely affecting issuers of Ohio than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at September 30, 2010, the securities in the portfolio of investments are backed by letters of credit or bond insurance from various financial institutions and financial guaranty assurance agencies, as indicated on each Fund’s Portfolio of Investments.
THE FOLLOWING REPORT RELATES TO THE HUNTINGTON FUNDS’ VARIABLE ANNUITY PORTFOLIOS.

Huntington VA Balanced Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Mutual Funds — 97.0% (a)
306,361	Huntington Fixed Income Securities Fund, Trust Shares	$6,988,091
96,098	Huntington VA Dividend Capture Fund *	888,908
532,914	Huntington VA Growth Fund	3,959,553
329,328	Huntington VA Income Equity Fund *	2,664,264
164,263	Huntington VA International Equity Fund	2,212,618
135,711	Huntington VA Macro 100 Fund	1,110,113
56,751	Huntington VA Mid Corp. Fund	893,835
125,337	Huntington VA Mortgage Securities Fund *	1,440,121
86,396	Huntington VA New Economy Fund *	996,148
44,107	Huntington VA Situs Fund	561,482

Total Mutual Funds(Cost $20,535,291)		21,715,133

Cash Equivalents — 2.8%
622,204	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	622,204

Total Cash Equivalents(Cost $622,204)		622,204

Total Investments (Cost $21,157,495) — 99.8%		22,337,337

Other Assets in Excess of Liabilities — 0.2%		53,241

Net Assets — 100.0%		$22,390,578

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

Huntington VA Dividend Capture Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 71.6%
Consumer Discretionary — 7.1%
20,500	Comcast Corp., Class A	$370,640
27,000	Newell Rubbermaid, Inc.	480,870
2,500	Polaris Industries, Inc.	162,750
15,500	Time Warner, Inc.	475,075
5,500	V.F. Corp.	445,610
4,500	Whirlpool Corp.	364,320

		2,299,265

Consumer Staples — 8.5%
9,500	Kellogg Co.	479,845
12,500	Ruddick Corp.	433,500
2,000	Sanderson Farms, Inc.	86,580
10,000	Sysco Corp.	285,200
6,500	The Estee Lauder Cos., Inc., Class A	410,995
12,000	The Hershey Co.	571,080
11,500	Universal Corp.	461,035

		2,728,235

Energy — 8.1%
7,000	Cenovus Energy, Inc.	201,390
8,500	Chevron Texaco Corp.	688,925
5,500	Eni SpA ADR	237,490
9,500	Exxon Mobil Corp.	587,005
7,000	Marathon Oil Corp.	231,700
9,500	The Williams Cos., Inc.	181,545
9,500	Total SA ADR	490,200

		2,618,255

Financials — 13.8%
19,500	American Financial Group, Inc.	596,310
6,500	Assurant, Inc.	264,550
13,500	BB&T Corp.	325,080
22,500	Federated Investors, Inc., Class B	512,100
6,500	JPMorgan Chase & Co.	247,455
30,000	Montpelier Re Holdings Ltd.	519,600
5,500	Prudential Financial, Inc.	297,990
11,250	Royal Bank of Canada	586,462
3,500	The Travelers Cos., Inc.	182,350
3,000	Torchmark Corp.	159,420
17,500	Unitrin, Inc.	426,825
12,000	Unum Group	265,800
2,000	Wells Fargo & Co.	50,260

		4,434,202

Health Care — 8.1%
12,000	Abbott Laboratories	626,880
10,000	AstraZeneca PLC ADR	507,000
11,500	Baxter International, Inc.	548,665
13,000	Eli Lilly & Co.	474,890
11,000	GlaxoSmithKline PLC ADR	434,720

		2,592,155

Industrials — 9.4%
5,250	3M Co.	455,228
31,500	General Electric Co.	511,875
5,500	Lockheed Martin Corp.	392,040
6,500	Norfolk Southern Corp.	386,815
8,000	Ryder System, Inc.	342,160
4,000	The Toro Co.	224,920
7,000	Union Pacific Corp.	572,600
2,500	Watsco, Inc.	139,200

		3,024,838

Information Technology — 2.9%
10,500	Corning, Inc.	191,940
18,000	Intel Corp.	346,140
10,500	Microsoft Corp.	257,145
1,624	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	16,467
4,000	Texas Instruments, Inc.	108,560

		920,252

Materials — 1.8%
3,500	International Paper Co.	76,125
14,000	MeadWestvaco Corp.	341,320
5,000	Southern Copper Corp.	175,600

		593,045

Real Estate Investment Trusts — 4.5%
9,000	Acadia Realty Trust	171,000
1,500	EastGroup Properties, Inc.	56,070
2,500	Entertainment Properties Trust	107,950
1,500	Equity Residential	71,355
3,000	HCP, Inc.	107,940
3,500	Liberty Property Trust	111,650
8,000	Mack-Cali Realty Corp.	261,680
2,750	Mid-America Apartment Communities, Inc.	160,270
2,500	National Health Investors, Inc.	110,150
2,500	National Retail Properties, Inc.	62,775
1,374	Simon Property Group, Inc.	127,425
3,000	Sovran Self Storage, Inc.	113,700

		1,461,965

Telecommunication Services — 2.4%
8,500	AT&T, Inc.	243,100
5,500	Verizon Communications, Inc.	179,245
14,500	Vodafone Group PLC ADR	359,745

		782,090

Utilities — 5.0%
15,000	Great Plains Energy, Inc.	283,500
11,500	Nicor, Inc.	526,930
12,000	NiSource, Inc.	208,800
33,500	TECO Energy, Inc.	580,220

		1,599,450

Total Common Stocks(Cost $21,632,325)		23,053,752

Preferred Stocks — 24.7%
Consumer Discretionary — 0.7%
1,000	Comcast Corp., 7.000%	26,170
7,000	Viacom, Inc., 6.850%	183,610

		209,780

Financials — 19.1%
15,000	Allianz SE, 8.375%	407,812
6,000	ASBC Capital I, 7.625%	150,600
12,000	Barclays Bank PLC, 6.625%	293,040
16,000	BB&T Capital Trust V, 8.950% (a)	441,600
14,000	Credit Suisse Guernsey, 7.900%	383,040
3,500	HSBC Holdings PLC, 6.200%	85,400
15,000	JPMorgan Chase Capital XXVI, 8.000% (a)	405,450
5,000	KeyCorp Capital VIII, 7.000%	126,350
4,000	Lincoln National Capital VI, 6.750%	100,280
1,000	M&T Capital Trust IV, 8.500%	27,000
13,000	Merrill Lynch & Co. Capital Trust V,7.280%	321,750
1,000	MetLife, Inc., 6.500%	24,650
10,000	Morgan Stanley Capital Trust, 6.600%	247,600
27,000	National City Capital Trust II, 6.625%	672,570

Shares		Value
4,000	Partnerre Ltd., Series D, 6.500%	99,240
11,914	PLC Capital Trust IV, 7.250%	297,850
20,000	Prudential Financial, Inc., 9.000%	570,400
5,000	Prudential PLC, 6.500%	125,250
21,003	RenaissanceRe Holdings Ltd., Series B, 7.300%	529,486
6,000	RenaissanceRe Holdings Ltd., Series C, 6.080%	140,820
8,000	SunTrust Capital IX, 7.875%	204,160
1,000	USB Capital XI, 6.600%	25,180
16,000	Wachovia Capital Trust X, 7.850%	422,400
2,000	Wells Fargo Capital IV, 7.000%	50,360

		6,152,288

Real Estate Investment Trusts — 2.1%
8,000	Kimco Realty Corp., 7.750%	204,960
2,000	Public Storage, Inc., 6.450%	49,660
16,000	Vornado Realty LP, 7.875%	427,520

		682,140

Telecommunication Services — 1.5%
19,000	Telephone & Data Systems, Inc., 7.600%	477,660

Utilities — 1.3%
11,000	Dominion Resources, Inc., Series A, 8.375%	320,210
4,000	Xcel Energy, Inc., 7.600%	110,240

		430,450

Total Preferred Stocks(Cost $6,979,481)		7,952,318

Mutual Funds — 1.5%
Exchange Traded Funds — 1.5%
21,000	The Technology Select Sector SPDR Fund	483,420

Total Mutual Funds(Cost $383,684)		483,420

Cash Equivalents — 2.0%
642,411	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	642,411

Total Cash Equivalents(Cost $642,411)		642,411

Total Investments (Cost $29,637,901) — 99.8%		32,131,901

Other Assets in Excess of Liabilities — 0.2%		68,098

Net Assets — 100.0%		$32,199,999

(a)	Rate disclosed is the seven day yield as of September 30, 2010.

(b)	Investment in affiliate.

ADR —	American Depositary Receipt.

LP —	Limited Partnership.

PLC —	Public Liability Co.

Huntington VA Growth Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 88.3%
Consumer Discretionary — 9.4%
1,390	Chipotle Mexican Grill, Inc. *	$239,080
11,380	Ctrip.com International Ltd. ADR *	543,395
4,275	DIRECTV, Series A, Class A *	177,968
4,160	Netflix, Inc. *	674,586

		1,635,029

Consumer Staples — 8.5%
9,370	Altria Group, Inc.	225,067
3,090	Colgate-Palmolive Co.	237,497
6,310	Hormel Foods Corp.	281,426
6,790	McCormick & Co., Inc.	285,452
4,030	Philip Morris International, Inc.	225,761
3,750	The Coca-Cola Co.	219,450

		1,474,653

Energy — 11.7%
5,040	Anadarko Petroleum Corp.	287,532
3,880	China Petroleum & Chemical Corp. ADR	342,526
5,760	ConocoPhillips	330,797
4,070	Core Laboratories NV	358,323
1,760	Enterprise Products Partners LP	69,819
6,630	Peabody Energy Corp.	324,936
4,910	Transocean Ltd.	315,664

		2,029,597

Financials — 5.2%
4,540	China Life Insurance Co. Ltd. ADR	270,039
2,890	Chubb Corp.	164,701
1,810	Goldman Sachs Group, Inc.	261,690
5,110	JPMorgan Chase & Co.	194,538

		890,968

Health Care — 10.0%
3,300	Becton, Dickinson & Co.	244,530
6,720	Eli Lilly & Co.	245,482
3,902	Novo-Nordisk A/S ADR	384,113
4,950	Quest Diagnostics, Inc.	249,826
4,410	Teva Pharmaceutical Industries Ltd., ADR	232,627
6,120	Varian Medical Systems, Inc. *	370,260

		1,726,838

Industrials — 11.6%
9,860	Caterpillar, Inc.	775,785
4,760	Deere & Co. (a)	332,153
4,730	Joy Global, Inc.	332,613
6,920	Union Pacific Corp. (a)	566,056
70	W.W. Grainger, Inc.	8,338

		2,014,945

Information Technology — 24.9%
8,490	Akamai Technologies, Inc. *	426,028
2,770	Apple, Inc. *	785,988
10,810	Baidu, Inc. SP ADR *	1,109,322
9,020	Salesforce.com, Inc. *	1,008,436
11,490	VMware, Inc., Class A *	975,961

		4,305,735

Materials — 5.1%
4,300	Aluminum Corp. of China Ltd. ADR *	102,383
2,650	Du Pont (E.I.) de Nemours & Co.	118,243
2,550	Freeport-McMoran Copper & Gold, Inc., Series B, Class B	217,744
4,790	Mechel ADR	119,271
2,750	Rio Tinto PLC ADR	161,508
5,105	Vale SA ADR *	159,633

		878,782

Real Estate Investment Trusts — 0.9%
6,460	National Retail Properties, Inc.	162,211

Telecommunication Services — 1.0%
3,250	American Tower Corp. *	166,595

Total Common Stocks(Cost $13,185,838)		15,285,353

Cash Equivalents — 10.7%
1,855,769	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	1,855,769

Total Cash Equivalents(Cost $1,855,769)		1,855,769

Total Investments (Cost $15,041,607) — 99.0%		17,141,122

Other Assets in Excess of Liabilities — 1.0%		172,772

Net Assets — 100.0%		$17,313,894

(a)	All or a portion of the security is held as collateral for options.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.

ADR	— American Depositary Receipt.

LP	— Limited Partnership.

PLC	— Public Liability Co.

Huntington VA Income Equity Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 98.3%
Consumer Discretionary — 9.7%
17,900	Comcast Corp., Class A	$323,632
5,900	Darden Restaurants, Inc.	252,402
11,800	Limited Brands, Inc.	316,004
5,700	McDonald’s Corp.	424,707
6,600	Time Warner, Inc.	356,334
4,100	Whirlpool Corp.	331,936

		2,005,015

Consumer Staples — 12.4%
7,700	HJ Heinz Co.	364,749
5,200	Kimberly-Clark Corp.	338,260
4,600	PepsiCo, Inc.	305,624
6,400	Reynolds American, Inc.	380,096
37,600	Sara Lee Corp.	504,968
11,100	Sysco Corp.	316,572
12,500	Unilever NV	373,500

		2,583,769

Energy — 11.9%
4,600	Chevron Texaco Corp.	372,830
4,600	ConocoPhillips	264,178
14,600	Enerplus Resources Fund	375,950
6,900	Eni SpA ADR	297,942
18,400	Penn West Energy Trust	369,288
9,500	Repsol YPF SA ADR	244,435
4,400	Royal Dutch Shell PLC ADR	265,320
5,600	Total SA ADR	288,960

		2,478,903

Financials — 12.5%
6,300	Bank of Montreal	363,825
6,100	Canadian Imperial Bank of Commerce	441,884
6,600	Chubb Corp.	376,134
9,500	HSBC Holdings PLC ADR	480,605
5,300	The Toronto-Dominion Bank	382,978
10,600	The Travelers Cos., Inc.	552,260

		2,597,686

Health Care — 11.5%
7,600	Abbott Laboratories	397,024
10,800	AstraZeneca PLC ADR	547,560
12,800	Eli Lilly & Co.	467,584
29,700	Pfizer, Inc.	509,949
13,700	Sanofi-Aventis ADR	455,525

		2,377,642

Industrials — 13.7%
5,200	3M Co.	450,892
6,700	Caterpillar, Inc.	527,156
5,900	General Dynamics Corp.	370,579
8,200	Northrop Grumman Corp.	497,166
22,800	R.R. Donnelley & Sons Co.	386,688
3,300	United Parcel Service, Inc., Class B	220,077
11,100	Waste Management, Inc.	396,714

		2,849,272

Information Technology — 6.2%
5,400	Hewlett-Packard Co.	227,178
18,300	Intel Corp.	351,909
2,200	International Business Machines Corp.	295,108
16,500	Microsoft Corp.	404,085

		1,278,280

Materials — 2.6%
6,900	Du Pont (E.I.) de Nemours & Co.	307,878
3,200	Eastman Chemical Co.	236,800

		544,678

Real Estate Investment Trusts — 7.2%
14,100	HCP, Inc.	507,318
10,300	Health Care, Inc.	487,602
15,000	Mack-Cali Realty Corp.	490,650

		1,485,570

Telecommunication Services — 3.5%
8,200	AT&T, Inc.	234,520
7,500	BCE, Inc.	243,750
19,700	Windstream Corp.	242,113

		720,383

Utilities — 7.1%
8,200	Ameren Corp.	232,880
6,700	DTE Energy Co.	307,731
15,300	Duke Energy Corp.	270,963
5,700	Exelon Corp.	242,706
23,600	NiSource, Inc.	410,640

		1,464,920

Total Common Stocks(Cost $18,815,409)		20,386,118

Cash Equivalents — 1.5%
302,954	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	302,954

Total Cash Equivalents(Cost $302,954)		302,954

Total Investments (Cost $19,118,363) — 99.8%		20,689,072

Other Assets in Excess of Liabilities — 0.2%		44,325

Net Assets — 100.0%		$20,733,397

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

ADR	— American Depositary Receipt.

PLC	— Public Liability Co.

Huntington VA International Equity Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 89.2%
Australia — 4.6%
Consumer Staples — 2.0%
70,000	Foster’s Group Ltd. *	$414,650

Materials — 2.6%
14,000	BHP Billiton Ltd.	526,395

		941,045

Canada — 5.2%
Energy — 1.9%
6,870	Cenovus Energy, Inc.	197,650
5,870	EnCana Corp.	177,450

		375,100

Materials — 1.4%
2,000	Potash Corp. of Saskatchewan, Inc.	288,080

Telecommunication Services — 1.9%
12,000	BCE, Inc.	390,000

		1,053,180

France — 8.6%
Energy — 2.1%
8,400	Total SA ADR	433,440

Financials — 3.8%
18,809	AXA SA ADR	326,900
6,147	BNP Paribas	437,234

		764,134

Health Care — 1.6%
5,000	Sanofi-Aventis	333,186

Utilities — 1.1%
4,823	GDF Suez ADR	173,146
1,600	GDF Suez	57,285

		230,431

		1,761,191

Germany — 7.0%
Consumer Staples — 1.3%
4,800	Henkel AG & Co. KGaA	258,079

Health Care — 0.9%
6,200	Stada Arzneimittel AG	178,405

Industrials — 3.7%
14,600	GEA Group AG	363,681
3,836	Siemens AG ADR	404,314

		767,995

Utilities — 1.1%
8,000	E.ON AG ADR	236,240

		1,440,719

Hong Kong — 3.1%
Consumer Discretionary — 1.2%
65,000	MTR Corp. Ltd.	245,879

Financials — 1.9%
61,000	The Wharf (Holdings) Ltd.	392,311

		638,190

Italy — 2.4%
Energy — 2.4%
12,200	Saipem SpA	488,699

Japan — 16.0%
Consumer Discretionary — 2.9%
7,010	Honda Motor Co. Ltd. ADR *	249,486
25,390	Panasonic Corp. ADR *	344,796

		594,282

Consumer Staples — 3.6%
14,000	Shiseido Co. Ltd.	314,260
10,200	Unicharm Corp.	410,517

		724,777

Financials — 1.1%
49	Japan Prime Realty Investment Corp.	107,878
13	Japan Real Estate Investment Corp.	118,189

		226,067

Industrials — 3.5%
2,700	FANUC Ltd. *	343,786
16,000	KOMATSU Ltd.	371,420

		715,206

Information Technology — 4.2%
12,051	Canon, Inc. ADR	563,023
1,400	KEYENCE Corp.	304,534

		867,557

Utilities — 0.7%
5,500	The Tokyo Electric Power Co., Inc.	134,132

		3,262,021

Mexico — 1.6%
Telecommunication Services — 1.6%
6,200	America Movil SA de CV., Series L ADR	330,646

Netherlands — 4.0%
Energy — 2.1%
14,300	Royal Dutch Shell PLC, Class A	430,426

Industrials — 1.9%
12,225	Koninklijke (Royal) Philips Electronics NV NYS	382,887

		813,313

Singapore — 3.1%
Financials — 0.0%
10,200	K-Green Trust *	8,454

Industrials — 1.7%
51,000	Keppel Corp Ltd.	348,274

Telecommunication Services — 1.4%
12,005	Singapore Telecommunications ADR	285,839

		642,567

Spain — 2.6%
Financials — 2.6%
21,708	Banco Bilbao Vizcaya Argentaria SA ADR	292,624
18,000	Banco Santander SA	228,653

		521,277

Sweden — 1.9%
Consumer Staples — 1.9%
25,000	Svenska Cellulosa AB (SCA)	380,221

Switzerland — 8.9%
Financials — 2.8%
10,000	ACE Ltd.	582,500

Health Care — 4.1%
9,690	Novartis AG ADR	558,822
2,080	Roche Holding AG	284,079

		842,901

Shares		Value
Materials — 2.0%
8,030	Syngenta AG ADR	399,814

		1,825,215

Taiwan — 1.9%
Information Technology — 1.9%
37,677	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	382,045

United Kingdom — 17.1%
Consumer Discretionary — 3.5%
24,750	Pearson PLC ADR	384,120
36,200	Rolls-Royce Group PLC	343,205

		727,325

Consumer Staples — 3.5%
6,600	Reckitt Benckiser Group PLC	362,998
13,874	Tesco PLC ADR	279,561
10,000	TESCO PLC	66,609

		709,168

Energy — 3.0%
3,750	BG Group PLC ADR	331,538
16,100	SCOTTISH & SOUTHERN ENERGY PLC	282,771

		614,309

Financials — 3.2%
63,000	Barclays PLC	296,517
12,600	Standard Chartered PLC	361,442

		657,959

Health Care — 1.9%
9,645	GlaxoSmithKline PLC ADR	381,170

Telecommunication Services — 1.6%
133,000	Vodafone Group PLC	328,243

Utilities — 0.4%
4,525	Scottish & Southern Energy PLC ADR	79,685

		3,497,859

United States — 1.2%
Energy — 1.2%
4,080	Schlumberger Ltd.	251,369

Total Common Stocks(Cost $16,723,095)		18,229,557

Mutual Funds — 5.3%
Exchange Traded Funds — 4.1%
15,200	iShares MSCI Hong Kong Index Fund	275,728
4,800	iShares MSCI South Korea Index Fund	256,752
16,300	iShares MSCI Taiwan Index Fund *	220,865
5,000	ProShares UltraShort Yen *	83,375

Closed-End Funds — 1.2%		836,720

8,966	Morgan Stanley India Fund *	244,323

Total Mutual Funds(Cost $787,219)		1,081,043

Cash Equivalents — 5.2%
1,063,292	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	1,063,292

Total Cash Equivalents(Cost $1,063,292)		1,063,292

Total Investments (Cost $18,573,606) — 99.7%		20,373,892

Other Assets in Excess of Liabilities — 0.3%		62,012

Net Assets — 100.0%		$20,435,904

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

*	Non-income producing security.

ADR	— American Depository Receipt.

NYS	— New York Shares.

PLC	— Public Liability Co.

Huntington VA Macro 100 Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 92.4%
Consumer Discretionary — 10.6%
300	AutoZone, Inc. *	$68,673
2,500	GameStop Corp., Class A *	49,275
1,100	Hasbro, Inc.	48,961
2,100	Johnson Controls, Inc.	64,050
2,000	Leggett & Platt, Inc.	45,520
625	McDonald’s Corp.	46,569
3,700	Newell Rubbermaid, Inc.	65,897
1,300	Omnicom Group, Inc.	51,324
2,500	Staples, Inc.	52,300
500	Starwood Hotels & Resorts Worldwide, Inc.	26,275
4,000	The New York Times Co. *	30,960
1,000	The TJX Cos., Inc.	44,630
750	The Walt Disney Co.	24,832

		619,266

Consumer Staples — 10.0%
2,100	Avon Products, Inc.	67,431
1,000	Colgate-Palmolive Co.	76,860
1,700	Constellation Brands, Inc. *	30,073
1,500	Dr. Pepper Snapple Group, Inc.	53,280
1,500	Kellogg Co.	75,765
1,350	Kraft Foods, Inc.	41,661
1,100	McCormick & Co., Inc.	46,244
1,400	Procter & Gamble Co.	83,958
2,100	Sysco Corp.	59,892
800	The Clorox Co.	53,408

		588,572

Energy — 9.0%
900	Apache Corp.	87,984
600	Baker Hughes, Inc.	25,560
500	ConocoPhillips	28,715
800	Denbury Resources, Inc. *	12,712
1,100	Devon Energy Corp.	71,214
700	EOG Resources, Inc.	65,079
1,343	Exxon Mobil Corp.	82,984
1,200	Marathon Oil Corp.	39,720
500	Occidental Petroleum Corp.	39,150
900	Peabody Energy Corp.	44,109
900	Rowan Cos., Inc. *	27,324

		524,551

Financials — 8.1%
2,900	JPMorgan Chase & Co.	110,403
1,300	Lincoln National Corp.	31,096
2,300	Marshall & Ilsley Corp.	16,192
2,000	Morgan Stanley	49,360
2,100	The Allstate Corp.	66,255
700	Torchmark Corp.	37,198
3,000	U.S. Bancorp	64,860
4,054	Wells Fargo & Co.	101,877

		477,241

Health Care — 10.9%
1,000	Becton, Dickinson & Co.	74,100
500	C.R. Bard, Inc.	40,715
700	Genzyme Corp. *	49,553
1,400	Johnson & Johnson	86,744
1,100	McKesson Corp.	67,958
1,850	Medtronic, Inc.	62,123
4,200	Mylan Laboratories, Inc. *	79,002
1,300	Patterson Cos., Inc.	37,245
900	Stryker Corp.	45,045
1,000	Thermo Fisher Scientific, Inc. *	47,880
900	Zimmer Holdings, Inc. *	47,097

		637,462

Industrials — 12.0%
600	Cummins, Inc.	54,348
500	Flowserve Corp.	54,710
1,100	General Dynamics Corp.	69,091
1,400	Illinois Tool Works, Inc.	65,828
600	Jacobs Engineering Group, Inc. *	23,220
1,000	Pall Corp.	41,640
1,925	Republic Services, Inc., Class A	58,693
1,400	Union Pacific Corp.	114,520
1,250	United Parcel Service, Inc., Class B	83,363
1,300	United Technologies Corp.	92,599
375	W.W. Grainger, Inc.	44,666

		702,678

Information Technology — 16.2%
300	Apple, Inc. *	85,125
1,200	BMC Software, Inc. *	48,576
4,200	Cisco Systems, Inc. *	91,980
1,500	Cognizant Technology Solutions Corp., Class A *	96,705
2,400	EMC Corp. *	48,744
1,500	Fiserv, Inc. *	80,730
125	Google, Inc., Class A *	65,724
1,700	Intuit, Inc. *	74,477
13,000	Jabil Circuit, Inc.	187,330
1,000	Microsoft Corp.	24,490
1,800	Monster Worldwide, Inc. *	23,328
1,300	VeriSign, Inc. *	41,262
7,848	Xerox Corp.	81,227

		949,698

Materials — 4.9%
1,800	Ball Corp.	105,930
200	Cliffs Natural Resources, Inc.	12,784
1,000	Ecolab, Inc.	50,740
1,700	Pactiv Corp. *	56,066
500	The Dow Chemical Co.	13,730
2,500	Titanium Metals Corp. *	49,900

		289,150

Real Estate Investment Trusts — 1.6%
1,400	HCP, Inc.	50,372
3,000	Host Hotels & Resorts, Inc.	43,440

		93,812

Telecommunication Services — 3.8%
1,450	AT&T, Inc.	41,470
1,700	CenturyLink, Inc.	67,082
3,450	Verizon Communications, Inc.	112,435

		220,987

Utilities — 5.3%
1,300	Consolidated Edison, Inc.	62,686
1,000	Dominion Resources, Inc., Class A	43,660
600	Entergy Corp.	45,918
700	Integrys Energy Group, Inc.	36,442
1,100	Pinnacle West Capital Corp.	45,397
300	PPL Corp.	8,169
1,200	Progress Energy, Inc.	53,304
300	Wisconsin Energy Corp.	17,340

		312,916

Total Common Stocks(Cost $5,280,384)		5,416,333

Shares		Value
Cash Equivalents — 7.5%
442,261	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	442,261

Total Cash Equivalents(Cost $442,261)		442,261

Total Investments (Cost $5,722,645) — 99.9%		5,858,594

Other Assets in Excess of Liabilities — 0.1%		3,733

Net Assets — 100.0%		$5,862,327

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

*	Non-income producing security.

Huntington VA Mid Corp America Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 93.6%
Consumer Discretionary — 11.8%
910	Advance Auto Parts, Inc.	$53,399
2,100	Best Buy Co., Inc.	85,743
3,320	Bob Evans Farms, Inc.	93,192
4,200	BorgWarner, Inc. *	221,004
1,600	Coinstar, Inc. *	68,784
2,700	Guess?, Inc.	109,701
1,632	ITT Educational Services, Inc. *	114,681
3,900	J Crew Group, Inc. *	131,118
2,700	Kohl’s Corp. *	142,236
2,500	Mohawk Industries, Inc. *	133,250
5,158	Nordstrom, Inc.	191,878
3,220	PetSmart, Inc.	112,700
850	Polo Ralph Lauren Corp.	76,381
2,040	Ross Stores, Inc.	111,425
4,782	Royal Caribbean Cruises Ltd.	150,776
2,093	Stanley Black & Decker Inc.	128,259
2,020	V.F. Corp.	163,660
1,030	Whirlpool Corp.	83,389
1,000	Wolverine World Wide, Inc.	29,010

		2,200,586

Consumer Staples — 3.4%
4,330	Church & Dwight Co., Inc.	281,190
3,370	Constellation Brands, Inc. *	59,616
3,700	Dr. Pepper Snapple Group, Inc.	131,424
2,711	Ralcorp Holding, Inc. *	158,539

		630,769

Energy — 6.3%
6,058	Chesapeake Energy Corp.	137,214
1,500	Forest Oil Corp. *	44,550
3,800	Helmerich & Payne, Inc.	153,748
3,670	Murphy Oil Corp.	227,246
4,784	Noble Energy, Inc.	359,231
8,500	Spectra Energy Corp.	191,675
1,493	Unit Corp. *	55,674

		1,169,338

Financials — 10.8%
1,300	Allied World Assurance Co. Holdings Ltd.	73,567
2,700	BancorpSouth, Inc.	38,286
5,000	Cincinnati Financial Corp.	144,250
3,459	City National Corp.	183,569
580	Everest Re Group Ltd.	50,153
4,010	Fidelity National Title Group, Inc.	62,997
4,610	First American Financial Corp.	68,873
2,234	FirstMerit Corp.	40,927
2,500	Hanover Insurance Group, Inc.	117,500
1,210	HCC Insurance Holdings, Inc.	31,569
2,800	Invesco Ltd.	59,444
1,300	Jones Lang LaSalle, Inc.	112,151
2,567	Legg Mason, Inc.	77,806
3,700	Lincoln National Corp.	88,504
8,036	Old Republic International Corp.	111,299
5,840	Principal Financial Group	151,373
2,830	Prosperity Bancshares, Inc.	91,890
2,900	T. Rowe Price Group, Inc.	145,188
3,907	Torchmark Corp.	207,618
3,510	Trustmark Corp.	76,307
2,100	Unum Group	46,515
2,700	Wilmington Trust Corp.	24,246

		2,004,032

Health Care — 11.7%
7,700	AmerisourceBergen Corp.	236,082
1,580	Biogen Idec, Inc. *	88,670
1,776	Cephalon, Inc. *	110,893
2,400	Coventry Health Care, Inc. *	51,672
6,656	Life Technologies Corp. *	310,769
5,749	Lincare Holdings, Inc.	144,242
4,280	Owens & Minor, Inc.	121,809
4,900	PDL BioPharma, Inc. *	25,774
2,100	Quest Diagnostics, Inc.	105,987
4,240	St Jude Medical, Inc. *	166,802
2,821	Teleflex, Inc.	160,176
9,113	Thermo Fisher Scientific, Inc. *	436,330
5,020	Watson Pharmaceutical, Inc. *	212,396

		2,171,602

Industrials — 17.1%
1,275	Alliant Techsystems, Inc. *	96,135
3,900	CNH Global NV NYS	142,896
6,112	Cooper Industries PLC	299,060
1,900	Cummins, Inc.	172,102
2,100	Elbit Systems Ltd.	111,363
3,000	EMCOR Group, Inc. *	73,770
450	Flowserve Corp.	49,239
400	G&K Services, Inc., Class A	9,144
3,700	General Cable Corp. *	100,344
3,400	ITT Corp.	159,222
6,900	John Bean Technologies Corp.	111,159
6,938	Kennametal, Inc.	214,592
5,259	L-3 Communications Holdings, Inc.	380,068
2,000	Ladish Co., Inc. *	62,260
3,379	Pall Corp.	140,702
3,034	Parker Hannifin Corp.	212,562
1,400	Precision Castparts Corp.	178,290
2,600	Quanex Building Products Corp.	44,902
900	R.R. Donnelley & Sons Co.	15,264
400	Rockwell International Corp.	24,692
2,700	Ryder System, Inc.	115,479
3,900	Thomas & Betts Corp. *	159,978
1,300	UniFirst Corp.	57,395
3,390	Watsco, Inc.	188,755
3,228	Weatherford International Ltd.	55,199

		3,174,572

Information Technology — 16.5%
30,108	Activision Blizzard, Inc.	325,769
1,400	Amdocs Ltd.	40,124
6,200	Arris Group, Inc. *	60,574
6,942	Aviat Networks, Inc. *	28,393
2,895	Benchmark Electronics, Inc. *	47,478
2,430	BMC Software, Inc. *	98,366
3,100	Broadcom Corp., Class A	109,709
4,370	Broadridge Financial Solutions, Inc.	99,942
2,800	Citrix Systems, Inc. *	191,072
4,610	CoreLogic, Inc. *	88,328
6,900	CTS Corp.	66,378
1,000	Cymer, Inc. *	37,080
1,960	Electronic Arts, Inc. *	32,203
4,205	Fidelity National Information Services, Inc.	114,082
1,800	Fiserv, Inc. *	96,876

Shares		Value
3,632	FLIR Systems, Inc. *	93,342
5,210	Forrester Research, Inc. *	172,347
4,300	Harris Corp.	190,447
6,610	Integrated Device Technology, Inc.*	38,669
1,500	Intersil Corp., Class A	17,535
3,700	JDA Software Group, Inc. *	93,832
4,750	Molex, Inc.	99,417
2,000	Multi-Fineline Electronix, Inc. *	43,980
3,948	NCR Corp. *	53,811
6,400	NVIDIA Corp. *	74,752
14,520	ON Semiconductor Corp. *	104,689
2,240	Progress Software Corp. *	74,144
4,100	Synopsys, Inc. *	101,557
2,700	Syntel, Inc.	120,150
6,468	Teradata Corp. *	249,406
3,762	Varian Semiconductor Equipment Associates, Inc. *	108,270

		3,072,722

Materials — 6.8%
2,200	Albemarle Corp.	102,982
2,300	AptarGroup, Inc.	105,041
800	Ball Corp.	47,080
3,800	Cytec Industries, Inc.	214,244
3,500	FMC Corp.	239,435
1,800	Innophos Holdings, Inc.	59,580
2,460	Lubrizol Corp.	260,686
400	Minerals Technologies, Inc.	23,568
1,550	PPG Industries, Inc.	112,840
2,700	RPM International, Inc.	53,784
800	Schnitzer Steel Industries, Inc.	38,624

		1,257,864

Real Estate Investment Trusts — 3.7%
1,200	Federal Realty Investment Trust	97,992
1,600	Home Properties, Inc.	84,640
3,631	Host Hotels & Resorts, Inc.	52,577
1,600	Liberty Property Trust	51,040
1,700	Mid-America Apartment Communities, Inc.	99,076
2,140	PS Business Parks, Inc.	121,060
2,000	Rayonier, Inc.	100,240
2,340	Sovran Self Storage, Inc.	88,686

		695,311

Telecommunication Services — 1.0%
3,417	CenturyLink, Inc.	134,835
1,200	TELUS Corp.	50,820

		185,655

Utilities — 4.5%
1,500	AGL Resources, Inc.	57,540
2,000	Atmos Energy Corp.	58,500
2,510	CMS Energy Corp.	45,230
1,000	Constellation Energy Group, Inc.	32,240
940	DTE Energy Co.	43,174
7,881	MDU Resources Group, Inc.	157,226
3,600	National Fuel Gas Co.	186,516
1,800	New Jersey Resources Corp.	70,596
8,128	Questar Corp.	142,484
1,670	Xcel Energy, Inc.	38,360

		831,866

Total Common Stocks(Cost $12,042,914)		17,394,317

Cash Equivalents — 6.4%
1,187,785	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	1,187,785

Total Cash Equivalents(Cost $1,187,785)		1,187,785

Total Investments (Cost $13,230,699) — 100.0%		18,582,102

Other Assets in Excess of Liabilities — 0.0%		7,751

Net Assets — 100.0%		$18,589,853

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

*	Non-income producing security.

PLC	— Public Liability Co.

NYS	— New York Shares.

Huntington VA New Economy Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 94.7%
Consumer Discretionary — 18.1%
1,400	Advance Auto Parts, Inc.	$82,152
6,230	Aeropostale, Inc. *	144,848
2,500	American Public Education, Inc. *	82,150
4,000	Best Buy Co., Inc.	163,320
1,000	Chipotle Mexican Grill, Inc. *	172,000
2,300	Fossil, Inc. (a) *	123,717
3,200	Iconix Brand Group, Inc. *	56,000
3,300	Las Vegas Sands Corp. (a) *	115,005
4,160	Lululemon Athletica, Inc. (a) *	186,035
1,300	Netflix, Inc. *	210,808
1,500	Polaris Industries, Inc. (a)	97,650
4,000	Skechers U.S.A., Inc. (a) *	93,960
400	Strayer Education, Inc.	69,800
2,660	The Buckle, Inc.	70,597
7,000	True Religion Apparel, Inc. *	149,380
5,000	Universal Electronics, Inc. *	104,250
1,500	Wynn Resorts Ltd. (a)	130,155
2,800	Zumiez, Inc. *	59,248

		2,111,075

Consumer Staples — 2.8%
2,900	Diamond Foods, Inc.	118,871
4,200	Green Mountain Coffee Roasters, Inc. *	130,998
1,600	Hansen Natural Corp. *	74,592

		324,461

Energy — 6.7%
1,800	Baker Hughes, Inc.	76,680
1,100	Carbo Ceramics, Inc.	89,100
2,500	Forest Oil Corp. *	74,250
9,600	Helix Energy Solutions Group, Inc.*	106,944
1,200	Oil States International, Inc. *	55,860
3,300	Plains Exploration & Production Co. *	88,011
4,000	Quicksilver Resources, Inc. *	50,400
3,300	Range Resources Corp.	125,829
4,400	Superior Energy Services, Inc. *	117,436

		784,510

Financials — 7.9%
1,300	Ameriprise Financial, Inc.	61,529
4,500	Assurant, Inc.	183,150
3,500	Eaton Vance Corp.	101,640
2,100	JPMorgan Chase & Co.	79,947
9,400	New York Community Bancorp, Inc.	152,750
2,900	Protective Life Corp.	63,104
1,800	SVB Financial Group *	76,176
5,500	U.S. Bancorp	118,910
1,500	Westamerica Bancorp	81,735

		918,941

Health Care — 14.2%
3,800	CareFusion Corp. *	94,392
6,400	Cepheid, Inc. *	119,744
1,500	Express Scripts, Inc. *	73,050
3,100	Illumina, Inc. (a) *	152,520
2,300	Integra LifeSciences Holdings Corp. *	90,758
700	Intuitive Surgical, Inc. *	198,618
2,200	Life Technologies Corp. *	102,718
2,300	Perrigo Co. (a)	147,706
800	Quality Systems, Inc.	53,048
4,000	ResMed, Inc. *	131,240
2,600	Thoratec Corp. *	96,148
1,800	United Therapeutics Corp. *	100,818
5,900	Vertex Pharmaceuticals, Inc. *	203,963
4,200	Warner Chilcott PLC *	94,248

		1,658,971

Industrials — 10.5%
2,300	AGCO Corp. (a) *	89,723
2,700	Bucyrus International, Inc. (a)	187,245
4,400	Corrections Corp. of America *	108,592
1,100	FedEx Corp.	94,050
7,700	Hexcel Corp. *	136,983
5,900	Insituform Technologies, Inc., Class A *	142,662
1,300	Precision Castparts Corp.	165,555
3,500	Robbins & Myers, Inc.	93,730
2,200	Rockwell International Corp.	135,806
4,300	United Rentals, Inc. *	63,812

		1,218,158

Information Technology — 21.9%
330	Apple, Inc. *	93,637
15,000	Brooks Automation, Inc. *	100,650
3,000	Cabot Microelectronics Corp. *	96,540
8,000	Convergys Corp. *	83,600
3,120	Cree, Inc. *	169,385
500	F5 Networks, Inc. *	51,905
1,300	Factset Research Systems, Inc. (a)	105,469
200	Google, Inc., Class A *	105,158
1,100	Itron, Inc. *	67,353
5,700	Microsoft Corp.	139,593
3,800	National Instruments Corp.	124,108
1,500	NetApp, Inc. (a) *	74,685
6,800	NVIDIA Corp. *	79,424
4,600	Rovi Corp. *	231,886
1,300	Salesforce.com, Inc. (a) *	145,340
7,000	Tessera Technologies, Inc. *	129,500
3,500	Veeco Instruments, Inc. *	122,045
3,500	Viasat, Inc. *	143,885
1,800	VMware, Inc., Class A *	152,892
10,800	Volterra Semiconductor Corp. *	232,416
3,400	Western Digital Corp. *	96,526

		2,545,997

Materials — 9.2%
1,100	Agrium, Inc.	82,489
2,700	Carpenter Technology Corp.	91,017
2,700	CF Industries Holdings, Inc. (a)	257,850
1,500	Cytec Industries, Inc. (a)	84,570
3,600	Intrepid Potash, Inc. *	93,852
1,500	Monsanto Co.	71,895
1,700	Potash Corp. of Saskatchewan, Inc.	244,868
7,200	Titanium Metals Corp. *	143,712

		1,070,253

Real Estate Investment Trusts — 0.9%
6,200	Extra Space Storage, Inc.	99,448

Utilities — 2.5%
1,600	Alliant Energy Corp.	58,160
3,185	FirstEnergy Corp.	122,750
1,600	IDACORP, Inc.	57,472
1,400	OGE Energy Corp.	55,818

		294,200

Total Common Stocks(Cost $10,105,711)		11,026,014

Cash Equivalents — 7.8%
904,615	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	904,615

Shares	Value
Total Cash Equivalents(Cost $904,615)	904,615

Total Investments (Cost $11,010,326) — 102.5%	11,930,629

Liabilities in Excess of Other Assets — (2.5)%	(291,649)

Net Assets — 100.0%	$11,638,980

(a)	All or a portion of the security is held as collateral for options.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.

ADR	— American Depositary Receipt.

Huntington VA Real Strategies Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 74.6%
Consumer Staples — 1.1%
1,700	Tyson Foods, Inc., Class A	$27,234

Energy — 33.2%
1,100	Arch Coal, Inc.	29,381
1,200	Cameco Corp.	33,276
800	Canadian Natural Resources Ltd.	27,680
1,200	Chesapeake Energy Corp.	27,180
1,940	El Paso Corp.	24,017
400	El Paso Pipeline Partners LP	12,828
800	EnCana Corp.	24,184
670	Enterprise Products Partners LP	26,579
709	Exxon Mobil Corp.	43,809
600	Frontier Oil Corp. *	8,040
1,300	Hugoton Royalty Trust	25,987
1,100	Linn Energy LLC	35,156
900	Marathon Oil Corp.	29,790
600	National Oilwell Varco, Inc.	26,682
1,275	Natural Resource Partners LP	34,145
690	Newfield Exploration Co. *	39,634
700	Noble Corp.	23,653
600	Peabody Energy Corp.	29,406
700	Petroleo Brasileiro SA ADR	25,389
500	QEP Resources, Inc.	15,070
900	Rowan Cos., Inc. *	27,324
500	Sasol Ltd. ADR	22,395
348	Schlumberger Ltd.	21,440
1,600	Spectra Energy Corp.	36,080
986	StatoilHydro ASA ADR	20,686
500	Tenaris SA ADR	19,210
1,500	Tesoro Corp. *	20,040
500	Transocean Ltd.	32,145
8,700	Uranium Energy Corp. *	28,536
6,300	USEC, Inc. *	32,697
1,000	Valero Energy Corp.	17,510

		819,949

Industrials — 11.2%
1,100	AGCO Corp. *	42,911
400	Bucyrus International, Inc.	27,740
200	Canadian National Railway Co.	12,804
700	Deere & Co.	48,846
300	Fluor Corp.	14,859
1,100	Foster Wheeler AG	26,906
1,000	Harsco Corp.	24,580
1,000	KOMATSU Ltd. ADR *	23,430
2,400	Manitowoc Co., Inc.	29,064
900	Robbins & Myers, Inc.	24,102

		275,242

Information Technology — 0.8%
2,000	Suntech Power Holdings Co. Ltd. ADR *	19,280

Materials — 19.9%
350	Agrium, Inc.	26,246
800	Allegheny Technologies, Inc.	37,160
400	BHP Billiton Ltd. ADR	30,528
300	FMC Corp.	20,523
350	Monsanto Co.	16,776
200	Nucor Corp.	7,640
2,400	Olin Corp.	48,384
200	POSCO ADR	22,796
270	Potash Corp. of Saskatchewan, Inc.	38,891
300	Praxair, Inc.	27,078
1,200	Rio Tinto PLC ADR	70,476
800	Sociedad Quimica y Minera de Chile SA ADR	38,592
100	Terra Nitrogen Co., LP	9,067
500	The Mosaic Co.	29,380
1,000	Vale SA ADR *	31,270
800	Yara International ASA ADR	36,144

		490,951

Real Estate Investment Trusts — 8.0%
300	Avalonbay Communities, Inc.	31,179
400	Boston Properties, Inc.	33,248
2,000	Duke Realty Corp.	23,180
1,000	Plum Creek Timber Co., Inc.	35,300
800	Rayonier, Inc.	40,096
403	Vornado Realty Trust	34,468

		197,471

Utilities — 0.4%
500	Questar Corp.	8,765

Total Common Stocks(Cost $1,680,912)		1,838,892

Corporate Bonds — 2.2%
Financials — 2.2%
50,000	Credit Suisse Securities USA LLC, 0.000%, 3/26/13 (a)*	54,775

Total Corporate Bonds(Cost $50,000)		54,775

Mutual Funds — 6.6%
Exchange Traded Notes — 1.2%
1,000	iPath Dow Jones-AIG Livestock Total Return Sub-Index *	30,170

Exchange Traded Funds — 3.4%
300	Oil Services HOLDRs Trust	33,945
1,200	PowerShares DB Agriculture Fund *	33,012
500	ProShares UltraShort 20+ Year Treasury *	15,625

		82,582

Investment Companies — 2.0%
3,000	Central Fund of Canada Ltd., Series A, Class A	49,830

Total Mutual Funds(Cost $162,503)		162,582

Cash Equivalents — 16.7%
412,678	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	412,678

Total Cash Equivalents(Cost $412,678)		412,678

Total Investments (Cost $2,306,093) — 100.1%		2,468,927

Liabilities in Excess of Other Assets — (0.1)%		(2,417)

Net Assets — 100.0%		$2,466,510

(a)	Zero-Coupon Security.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

(c)	Investment in affiliate.

*	Non-income producing security.

ADR —	American Depository Receipt

LLC —	Limited Liability Co.

LP —	Limited Partnerships

PLC —	Public Liability Co.

Huntington VA Rotating Markets Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 89.6%
Consumer Discretionary — 8.6%
3,900	Home Depot, Inc.	$123,552
4,000	McDonald’s Corp.	298,040
4,100	The Walt Disney Co.	135,751

		557,343

Consumer Staples — 12.7%
4,100	Kraft Foods, Inc.	126,526
4,000	Procter & Gamble Co.	239,880
4,100	The Coca-Cola Co.	239,932
4,100	Wal-Mart Stores, Inc.	219,432

		825,770

Energy — 9.0%
4,100	Chevron Texaco Corp.	332,305
4,100	Exxon Mobil Corp.	253,339

		585,644

Financials — 9.2%
4,100	American Express Co.	172,323
4,100	Bank of America Corp.	53,751
4,100	JPMorgan Chase & Co.	156,087
4,100	The Travelers Cos., Inc.	213,610

		595,771

Health Care — 7.2%
4,000	Johnson & Johnson	247,840
4,100	Merck & Co., Inc.	150,921
4,100	Pfizer, Inc.	70,397

		469,158

Industrials — 20.2%
4,100	3M Co.	355,511
4,100	Caterpillar, Inc.	322,588
4,100	General Electric Co.	66,625
4,100	The Boeing Co.	272,814
4,100	United Technologies Corp.	292,043

		1,309,581

Information Technology — 15.3%
4,100	Cisco Systems, Inc. *	89,790
4,100	Hewlett-Packard Co.	172,487
4,100	Intel Corp.	78,843
4,100	International Business Machines Corp.	549,974
4,000	Microsoft Corp.	97,960

		989,054

Materials — 3.6%
4,100	Alcoa, Inc.	49,651
4,100	Du Pont (E.I.) de Nemours & Co.	182,942

		232,593

Telecommunication Services — 3.8%
4,000	AT&T, Inc.	114,400
4,100	Verizon Communications, Inc.	133,619

		248,019

Total Common Stocks(Cost $5,533,766)		5,812,933

Mutual Funds — 7.3%
Exchange Traded Funds — 7.3%
4,420	SPDR Dow Jones Industrial Average ETF Trust	476,962

Total Mutual Funds(Cost $454,374)		476,962

Cash Equivalents — 3.0%
192,454	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	192,455

Total Cash Equivalents(Cost $192,455)		192,455

Total Investments (Cost $6,180,595) — 99.9%		6,482,350

Other Assets in Excess of Liabilities — 0.1%		3,389

Net Assets — 100.0%		$6,485,739

(a)	Investment in affiliate.

(b)	Rate disclosed is the seven day yield as of September 30, 2010.

*	Non-income producing security.

Huntington VA Situs Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Shares		Value
Common Stocks — 92.7%
Bermuda — 2.2%
Financials — 2.2%
5,250	Arch Capital Group Ltd.	$439,950

Brazil — 0.2%
Consumer Discretionary — 0.2%
500	Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	34,510

Chile — 0.2%
Materials — 0.2%
800	Sociedad Quimica y Minera de Chile SA ADR	38,592

Finland — 1.5%
Industrials — 1.5%
2,000	Cargotec Oyj	86,441
4,200	Kone Oyj	217,029

		303,470

Germany — 0.6%
Consumer Discretionary — 0.4%
1,500	Douglas Holding AG	75,322

Health Care — 0.2%
1,900	Stada Arzneimittel AG	54,556

		129,878

Hong Kong — 0.4%
Consumer Discretionary — 0.4%
13,000	Television Broadcasts Ltd.	74,224

Ireland — 0.6%
Consumer Staples — 0.6%
3,500	Kerry Group PLC	122,807

Japan — 0.9%
Consumer Discretionary — 0.4%
2,000	Honda Motor Co., Ltd. ADR *	71,180

Industrials — 0.2%
3,500	Sato Corp.	43,265

Information Technology — 0.3%
14,800	Furuno Electric Co. Ltd.	68,784

		183,229

Sweden — 0.3%
Consumer Discretionary — 0.3%
4,800	Haldex AB	58,580

United Kingdom — 0.6%
Industrials — 0.6%
26,003	HALMA PLC	129,290

United States — 85.2%
Consumer Discretionary — 4.7%
10,000	Cabela’s Inc., Class A *	189,800
3,000	Deckers Outdoor Corp. *	149,880
3,000	Jakks Pacific, Inc. *	52,920
500	Polo Ralph Lauren Corp.	44,930
2,000	Rent-A-Center, Inc.	44,760
20,000	Sonic Corp. *	161,600
10,000	Urban Outfitters, Inc. *	314,400

		958,290

Consumer Staples — 1.0%
7,100	Fresh Del Monte Produce, Inc.	154,070
1,000	Sanderson Farms, Inc.	43,290

		197,360

Energy — 10.3%
6,000	Alliance Resource Partners LP	350,040
4,000	Atwood Oceanics, Inc. *	121,800
7,000	Carbo Ceramics, Inc.	567,000
7,800	Denbury Resources, Inc. *	123,942
500	Dril-Quip, Inc. *	31,055
1,744	Helix Energy Solutions Group, Inc. *	19,428
10,000	Lufkin Industries, Inc.	439,000
1,000	Newfield Exploration Co. *	57,440
3,000	Oceaneering International, Inc. *	161,580
1,000	OYO Geospace Corp. *	57,880
2,000	Rowan Cos., Inc. *	60,720
2,500	SM Energy Co.	93,650

		2,083,535

Financials — 10.4%
8,000	BB&T Corp.	192,640
1,064	CBL & Associates Properties, Inc.	13,896
12,000	Cullen/Frost Bankers, Inc.	646,440
8,500	Equity One, Inc.	143,480
15,000	Protective Life Corp.	326,400
25,000	Raymond James Financial, Inc.	633,250
3,000	SCBT Financial Corp.	93,570
1,500	WSFS Financial Corp.	56,265

		2,105,941

Health Care — 14.7%
20,000	Albany Molecular Research *	127,600
650	Bio-Rad Laboratories, Inc., Class A *	58,831
8,500	Cerner Corp. *	713,915
12,000	Edwards LifeSciences Corp. *	804,600
3,000	Kindred Healthcare, Inc. *	39,060
13,000	Kinetic Concepts, Inc. *	475,540
18,000	Lincare Holdings, Inc.	451,620
7,000	Osiris Therapeutics, Inc. *	50,960
1	PharMerica Corp. *	10
6,000	Watson Pharmaceutical, Inc. *	253,860

		2,975,996

Industrials — 15.1%
3,500	Alliant Techsystems, Inc. *	263,900
1,000	American Superconductor Corp. *	31,100
5,000	BE Aerospace, Inc. *	151,550
12,000	EnPro Industries, Inc. *	375,360
5,500	Flowserve Corp.	601,810
8,000	Harsco Corp.	196,640
10,000	Jacobs Engineering Group, Inc. *	387,000
10,000	Quanta Services, Inc. *	190,800
1,000	Ryder System, Inc.	42,770
22,000	Southwest Airlines Co.	287,540
20,000	Trinity Industries, Inc.	445,400
2,000	Watts Water Technologies, Inc., Class A	68,100

		3,041,970

Information Technology — 17.8%
8,000	ACI Worldwide, Inc. *	179,120
11,000	Anixter International, Inc. *	593,890
4,000	Black Box Corp.	128,240
20,000	CommScope, Inc. *	474,800
3,000	Exlservice Holdings, Inc. *	58,350
3,000	Hutchinson Technology, Inc. *	10,410
6,000	Imation Corp. *	55,980

Shares		Value
25,000	Jabil Circuit, Inc.	360,250
16,600	Red Hat, Inc. *	680,600
3,000	Scansource, Inc. *	83,220
6,000	Sigma Designs, Inc. *	68,940
10,000	Standard Microsystems Corp. *	228,100
19,000	Trimble Navigation Ltd. *	665,760

		3,587,660

Materials — 7.1%
5,000	Albemarle Corp.	234,050
1,048	CF Industries Holdings, Inc.	100,084
3,000	Commercial Metals Co.	43,470
1,500	Eagle Materials, Inc.	35,550
3,000	Eastman Chemical Co.	222,000
10,000	Owens-Illinois, Inc. *	280,600
3,000	Quaker Chemical Corp.	97,680
4,000	RTI International Metals, Inc. *	122,480
5,000	Texas Industries, Inc.	157,600
2,400	The Scotts Co.	124,152
500	United States Lime & Minerals, Inc. *	19,330

		1,436,996

Real Estate Investment Trusts — 1.1%
3,500	Camden Property Trust	167,895
2,000	Weingarten Realty Investors	43,640

		211,535

Telecommunication Services — 0.6%
12,300	General Communication, Inc., Class A *	122,631

Utilities — 2.4%
1,000	AGL Resources, Inc.	38,360
5,000	Hawaiian Electric Industries, Inc.	112,700
6,000	Portland General Electric Co.	121,680
7,500	UGI Corp.	214,575

		487,315

		17,209,229

Total Common Stocks(Cost $17,575,804)		18,723,759

Mutual Funds — 0.7%
3,500	iShares FTSE/Xinhua China 25 Index Fund	149,870

Total Mutual Funds(Cost $89,145)		149,870

Cash Equivalents — 6.5%
1,318,234	Huntington Money Market Fund, Interfund Shares, 0.010% (a)(b)	1,318,234

Total Cash Equivalents(Cost $1,318,234)		1,318,234

Total Investments (Cost $18,983,183) — 99.9%		20,191,863

Other Assets in Excess of Liabilities — 0.1%		10,224

Net Assets — 100.0%		$20,202,087

(a)	Rate disclosed is the seven day yield as of September 30, 2010.

(b)	Investment in affiliate.

*	Non-income producing security.

ADR —	American Depository Receipt

LP —	Limited Partnerships

Huntington VA Mortgage Securities Fund
Portfolio of Investments — (Unaudited)
September 30, 2010

Principal
Amount or Shares		Value
U.S. Government Mortgage Backed Agencies — 58.3%
Federal Home Loan Mortgage Corporation — 22.7%
$29,715	Pool # J03237, 5.500%, 8/1/16	$31,984
153,541	Pool # J10396, 4.000%, 7/1/19	162,664
214,954	Pool # J11053, 4.500%, 10/1/24	226,234
157,019	Pool # C91296, 5.000%, 5/1/28	165,555
225,502	Pool # C91296, 4.500%, 6/1/29	236,759
292,051	Pool # C91296, 5.000%, 4/1/30	307,899
284,808	Pool # J11829, 4.000%, 3/1/25	297,815
14,929	Pool # B18052, 4.500%, 3/1/15	15,525
48,052	Pool # C90699, 5.000%, 1/1/24	51,078
15,884	Pool # C90699, 5.500%, 6/1/24	16,986
399,499	Pool # A93316, 4.500%, 8/1/40	416,045
500,000	Pool # A94008, 4.000%, 9/1/40	513,443
101,097	Pool # E02402, 6.000%, 10/1/22	109,849
114,230	Pool # A55565, 6.000%, 12/1/36	123,092
81,340	Pool # G12425, 5.000%, 7/1/21	86,473
61,009	Pool # G12425, 6.000%, 7/1/21	66,240
30,000	Pool # M81004, 5.000%, 7/1/12	31,083
26,249	Pool # M81004, 5.000%, 1/1/13	27,197
17,989	Pool # E96459, 5.000%, 5/1/18	19,203
72,025	Pool # G12425, 5.500%, 10/1/21	77,559
9,149	Pool # G18015, 4.500%, 10/1/19	9,724
36,990	Pool # 1G0865, 4.837%, 7/1/35(a)	39,027
38,166	Pool # C91296, 6.000%, 11/1/26	41,251
126,737	Pool # G03609, 5.500%, 11/1/37	134,542
204,333	Pool # G13629, 4.500%, 8/1/24	215,056
17,072	Pool # G18015, 4.500%, 9/1/19	18,144

		3,440,427

Federal National Mortgage Association — 28.8%
20,440	Pool # 845573, 5.444%, 2/1/36 (a)	21,859
131,695	Pool # 831487, 5.500%, 4/1/36	140,407
182,819	Pool # 889255, 5.000%, 3/1/23	194,016
123,350	Pool # 868935, 5.500%, 5/1/36	131,510
101,234	Pool # 746683, 5.500%, 10/1/33	108,785
136,477	Pool # 745511, 5.000%, 4/1/36	144,034
155,029	Pool # 786729, 5.500%, 8/1/19	167,654
25,054	Pool # 786457, 5.262%, 7/1/34 (a)	26,741
90,306	Pool # 903812, 5.500%, 12/1/36	96,280
185,564	Pool # MA0171, 4.500%, 9/1/29	195,117
226,462	Pool # MA0171, 4.500%, 7/1/29	238,142
500,000	Pool # AE4310, 4.000%, 9/1/40	514,693
246,948	Pool # AD7906, 5.000%, 7/1/40	260,159
559,187	Pool # 932438, 4.000%, 1/1/25	584,725
39,804	Pool # 907484, 6.000%, 1/1/37	42,836
232,256	Pool # AC1219, 4.500%, 8/1/29	244,213
187,392	Pool # 935763, 4.000%, 11/1/24	196,556
18,704	Pool # 721540, 5.000%, 7/1/33	19,863
10,187	Pool # 255360, 4.000%, 5/1/11	10,345
549	Pool # 255360, 4.000%, 10/1/10	550
38,812	Pool # 256213, 5.500%, 4/1/25	41,809
9,768	Pool # 255360, 5.000%, 8/1/24	10,367
94,461	Pool # 254594, 5.500%, 9/1/22	101,764
35,267	Pool # 254594, 4.500%, 4/1/13	36,205
25,421	Pool # 255360, 4.500%, 9/1/13	26,173
15,972	Pool # 255360, 5.000%, 9/1/23	16,975
36,725	Pool # 256213, 5.500%, 5/1/25	39,341
174,295	Pool # 257281, 5.000%, 4/1/28	184,152
36,201	Pool # 256213, 6.000%, 2/1/26	39,337
38,797	Pool # 357805, 5.000%, 5/1/25	41,132
128,126	Pool # 257281, 5.000%, 6/1/28	135,372
30,456	Pool # 256213, 5.000%, 7/1/25	32,293
37,291	Pool # 256213, 5.500%, 6/1/25	39,948
104,654	Pool # 256213, 4.500%, 11/1/25	110,842
152,885	Pool # 256213, 4.500%, 6/1/25	161,926

		4,356,121

Government National Mortgage Association — 6.8%
36,169	Pool # 650348, 5.500%, 11/15/35	39,055
247,105	Pool # 733602, 5.000%, 4/15/40	264,403

Principal
Amount or Shares		Value
46,142	Pool # 3741, 4.500%, 8/20/20	48,879
41,763	Pool # 683937, 6.000%, 2/15/23	45,302
172,769	Pool # 676974, 5.500%, 5/15/38	186,015
150,763	Pool # 666057, 5.000%, 3/15/23	160,907
14,117	Pool # 3590, 5.500%, 8/20/19	15,238
10,574	Pool # 3590, 6.500%, 6/20/34	11,734
149,019	Pool # 605653, 5.500%, 8/15/34	161,095
34,760	Pool # 3741, 5.000%, 5/20/35	37,283
39,432	Pool # 3741, 5.500%, 5/20/20	42,601
9,052	Pool # 3741, 5.500%, 11/20/34	9,774

		1,022,286

Total U.S. Government Mortgage Backed Agencies(Cost $8,546,209)		8,818,834

U.S. Government Agencies — 25.3%
Federal Farm Credit Bank — 5.1%
500,000	3.650%, 12/28/18	509,107
250,000	2.125%, 6/18/12	256,856

		765,963

Federal Home Loan Bank — 4.1%
41,498	5.140%, 8/18/15	45,347
124,581	5.270%, 12/28/12	133,781
250,000	4.125%, 12/13/19	276,148
26,992	4.800%, 2/25/13	28,777
39,103	5.125%, 4/25/12	41,489
91,526	5.000%, 6/15/12	96,775

		622,317

Federal Home Loan Mortgage Corporation — 8.0%
50,000	5.500%, 8/15/31	52,852
55,286	4.000%, 1/15/18	57,381
200,000	4.000%, 4/15/19	218,238
500,000	2.400%, 3/25/14	505,233
116,497	5.500%, 2/15/22	122,050
243,076	5.500%, 11/15/20	254,189

		1,209,943

Federal National Mortgage Association — 5.4%
22,411	5.875%, 5/15/16	22,636
118,128	5.500%, 12/15/19	122,717
500,000	1.500%, 9/25/12	502,467
63,723	5.500%, 12/15/18	65,604
46,474	6.000%, 4/25/29	51,252
53,704	5.500%, 12/25/16	54,262
2,687	5.000%, 2/15/19	2,691

		821,629

Government National Mortgage Association — 2.7%
200,262	5.500%, 4/20/36	203,366
200,000	5.000%, 5/20/32	212,277

		415,643

Total U.S. Government Agencies(Cost $3,704,803)		3,835,495

Common Stocks — 9.2%
Real Estate Investment Trusts — 9.2%
1,553	Acadia Realty Trust	29,507
800	Alexandria Real Estate Equities, Inc.	56,000
500	AMB Property Corp.	13,235
1,700	American Campus Communities, Inc.	51,748
500	Associated Estates Realty Corp.	6,990
700	BioMed Realty Trust, Inc.	12,544
600	Boston Properties, Inc.	49,872
1,000	Cogdell Spencer, Inc.	6,320
700	Corporate Office Properties Trust	26,117
100	Developers Diversified Realty Corp.	1,122
1,100	Digital Realty Trust, Inc.	67,870
2,000	Douglas Emmett, Inc.	35,020
2,300	Duke Realty Corp.	26,657
600	DuPont Fabros Technology, Inc.	15,090
1,300	EastGroup Properties, Inc.	48,594
1,000	Equity Lifestyle Properties, Inc.	54,480
1,100	Equity Residential	52,327
600	Essex Property Trust, Inc.	65,664
1,000	Excel Trust, Inc.*	11,270
300	Federal Realty Investment Trust	24,498
700	HCP, Inc.	25,186
800	Home Properties, Inc.	42,320
2,014	Host Hotels & Resorts, Inc.	29,163
1,100	Kimco Realty Corp.	17,314
1,500	Kite Realty Group Trust	6,660
2,300	LaSalle Hotel Properties	53,797
1,300	Mack-Cali Realty Corp.	42,523
400	National Retail Properties, Inc.	10,044
500	Nationwide Health Properties, Inc.	19,335
600	Pennsylvania Real Estate Investment Trust	7,116
100	Post Properties, Inc.	2,792
1,200	ProLogis Trust	14,136
700	Public Storage, Inc.	67,928
500	Regency Centers Corp.	19,735
674	Simon Property Group, Inc.	62,507
400	SL Green Realty Corp.	25,332
200	Sovran Self Storage, Inc.	7,580
900	Tanger Factory Outlet Centers, Inc.	42,426
300	Terreno Realty Corp.*	5,466
1,513	The Macerich Co.	64,983
816	UDR, Inc.	17,234
1,300	Ventas, Inc.	67,041
716	Vornado Realty Trust	61,240
1,400	Weingarten Realty Investors	30,548
200	Westfield Group	2,369

Total Common Stocks(Cost $1,275,485)		1,399,700

Collateralized Mortgage Obligations — 0.5%
77,001	Citicorp Mortgage Securities, Inc., 5.500%, 10/25/35	74,007

Total Collateralized Mortgage Obligations(Cost $76,268)		74,007

Principal
Amount or Shares		Value
Cash Equivalents — 6.3%
953,682	Huntington Money Market Fund, Interfund Shares, 0.010% (b)(c)	953,682

Total Cash Equivalents(Cost $953,682)		953,682

Total Investments (Cost $14,556,447) — 99.6%		15,081,718

Other Assets in Excess of Liabilities — 0.4%		53,541

Net Assets — 100.0%		$15,135,259

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2010.

(b)	Investment in affiliate.

(c)	Rate disclosed is the seven day yield as of September 30, 2010.

*	Non-income producing security.

NOTES TO PORTFOLIOS OF INVESTMENTS (UNAUDITED)
As of September 30, 2010, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) is as follows:

				Net Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)*
VA Balanced Fund	$21,157,495	$1,179,842	$—	$1,179,842
VA Dividend Capture Fund	29,617,850	2,909,905	(395,854)	2,514,051
VA Growth Fund	15,041,607	2,181,286	(81,772)	2,099,514
VA Income Equity Fund	19,113,882	1,919,551	(344,361)	1,575,190
VA International Equity Fund	18,573,606	2,450,029	(649,743)	1,800,286
VA Macro 100 Fund	5,722,645	608,856	(472,907)	135,949
VA Mid Corp America Fund	13,225,578	5,884,118	(527,594)	5,356,524
VA New Economy Fund	11,009,955	1,287,430	(366,757)	920,673
VA Real Strategies Fund	2,305,624	234,277	(70,974)	163,303
VA Rotating Markets Fund	6,180,595	304,073	(2,318)	301,755
VA Situs Fund	18,980,988	3,733,392	(2,522,517)	1,210,875
VA Mortgage Securities Fund	14,552,166	589,903	(60,351)	529,552

*	The difference between the book-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales, the differences between book and tax amortization methods for premium and market discounts, and the return of capital adjustments from real estate investment trusts.
The Huntington Funds (the “Trust”) was originally two separate Massachusetts business trusts: The Huntington Funds, established on February 10, 1987, and Huntington VA Funds, established on June 30, 1999 (together, the “Original Trusts”). On June 23, 2006, the Original Trusts were reorganized into a single Delaware statutory trust retaining the name of The Huntington Funds. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. At September 30, 2010, the Trust operated 36 separate series, or mutual funds, each with its own investment objective and strategy.
The above report contains the Portfolios of Investments of the Trust’s variable annuity portfolios listed below (each individually referred to as a “VA Fund,” or collectively as the “VA Funds”)
Huntington VA Balanced Fund (“VA Balanced Fund”)
Huntington VA Dividend Capture Fund (“VA Dividend Capture Fund”)
Huntington VA Growth Fund (“VA Growth Fund”)
Huntington VA Income Equity Fund (“VA Income Equity Fund”)
Huntington VA International Equity Fund (“VA International Equity Fund”)
Huntington VA Macro 100 Fund (“VA Macro 100 Fund”)
Huntington VA Mid Corp America Fund (“VA Mid Corp America Fund”)
Huntington VA New Economy Fund (“VA New Economy Fund”)
Huntington VA Real Strategies Fund (“VA Real Strategies Fund”)
Huntington VA Rotating Markets Fund (“VA Rotating Markets Fund”)
Huntington VA Situs Fund (“VA Situs Fund”)
Huntington VA Mortgage Securities Fund (“VA Mortgage Securities Fund”)
Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by each VA Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
A. Investment Valuations

The price at which the VA Funds will offer or redeem shares is the net asset value (“NAV”) per share next determined after the order is considered received. The Trust calculates the NAV for each of the VA Funds by valuing securities held based on fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
In computing the NAV of the VA Funds, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Trustee-approved policies, the Trust relies on certain security pricing services to provide current market value of securities. Those security pricing services value equity securities (including foreign equity securities) traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ official closing price. If there is no reported sale on the principal exchange, and in the case of over-the-counter securities, equity securities are valued at a bid price estimated by the security pricing service. Option contracts are generally valued at the mean of the bid and asked price as reported on the highest volume exchange (in terms of the number of options contracts traded for that issue) on which such options are traded.
Debt securities traded on a national securities exchange or in the over-the-counter market are valued at the last reported sales price on the principal exchange, except that U.S. government obligations held by VA Mortgage Securities Fund are valued at the mean between the over-the-counter bid and asked prices furnished by the security pricing service. If there is no reported sale on the principal exchange, and for all other debt securities, debt securities are valued at a bid price estimated by the security pricing service. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect as of the close of the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern Time), on the day the value of the foreign security is determined. Short-term investments with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost. Investments in other open-end investment companies are valued at the NAV.
Under certain circumstances, a good faith determination of the fair value of a security may be used instead of its current market value, even if the security’s market price is readily available. In such circumstances, the Trust’s Administrator may request that the Trust’s Pricing Committee make its own fair value determination.
Securities for which market quotations are not readily available are valued at fair value under Trust procedures approved by the Trustees. In these cases, a Pricing Committee established and appointed by the Trustees determines in good faith, subject to Trust procedures, the fair value of portfolio securities held by a VA Fund (“good faith fair valuation”). When a good faith fair valuation of a security is required, consideration is generally given to a number of factors including, but not limited to the following: dealer quotes, published analyses by dealers or analysts regarding the security, transactions which provide implicit valuation of the security (such as a merger or tender offer transaction), the value of other securities or contracts which derive their value from the security at issue, and the implications of any other circumstances which have caused trading in the security to halt. With respect to certain narrow categories of securities, the procedures utilized by the Pricing Committee detail specific valuation methodologies to be applied in lieu of considering the aforementioned list of factors.
Fair valuation procedures are also used when a significant event affecting the value of a portfolio security is determined to have occurred between the time when the price of the portfolio security is determined and the close of trading on the NYSE, which is when each VA Fund’s NAV is computed. An event is considered significant if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Significant events include significant general securities market movements occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For domestic fixed income securities, such events may occur where the cut-off time for the market information used by the independent pricing service is earlier than the end of regular trading on the NYSE. For securities normally priced at their last sale price in a foreign market, such events can occur between the close of trading in the foreign market and the close of trading on the NYSE.
In some cases, events affecting the issuer of a portfolio security may be considered significant events. Examples of potentially significant events include announcements concerning earnings, acquisitions, new products, management changes, litigation developments, a strike or natural disaster affecting the company’s operations or regulatory changes or market developments affecting the issuer’s industry occurring between the time when the price of the portfolio security is determined and the close of trading on the NYSE. For securities of foreign issuers, such events could also include political or other developments affecting the economy or markets in which the issuer conducts its operations or its securities are traded.
The VA Funds’ Trustees have authorized the use of an independent fair valuation service to monitor changes in a designated U.S. market index after foreign markets close, and to implement a fair valuation methodology to adjust the closing prices of foreign securities if the movement in the index is significant.
There can be no assurance that a VA Fund could purchase or sell a portfolio security at the price used to calculate the VA Fund’s NAV. In the case of fair valued portfolio securities, lack of information and uncertainty as to the significance of information may lead to a conclusion that a prior valuation is the best indication of a portfolio security’s present value. Good faith fair valuations generally remain unchanged until new information becomes available. Consequently, changes in good faith fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations.
The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the VA Funds’ investments are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the VA Funds’ own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value the VA Funds’ investments as of September 30, 2010, while the breakdown, by category, of common stocks is disclosed in the Portfolio of Investments for each VA Fund:

			LEVEL 2 — Other Significant
	LEVEL 1 — Quoted Prices		Observable Inputs		Total
		Other Financial		Other Financial		Other Financial
Fund Name	Securities	Investments*	Securities	Investments*	Securities	Investments*

VA Balanced Fund
Mutual Funds	$21,715,133	$—	$—	$—	$21,715,133	$—
Cash Equivalents	622,204	—	—	—	622,204	—

Total	22,337,337	—	—	—	22,337,337	—
VA Dividend Capture Fund
Common Stocks	23,432,192	—	—	—	23,432,192	—
Preferred Stocks	7,573,878	—	—	—	7,573,878	—
Mutual Funds	483,420	—	—	—	483,420	—
Cash Equivalents	642,411	—	—	—	642,411	—

Total	32,131,901	—	—	—	32,131,901	—
VA Growth Fund
Common Stocks	15,285,353	—	—	—	15,285,353	—
Cash Equivalents	1,855,769	—	—	—	1,855,769	—
Written Options	—	(4,058)	—	—	—	(4,058)

Total	17,141,122	(4,058)	—	—	17,141,122	(4,058)
VA Income Equity Fund
Common Stocks	20,010,168	—	—	—	20,010,168	—
Mutual Funds	375,950	—	—	—	375,950	—
Cash Equivalents	302,954	—	—	—	302,954	—

Total	20,689,072	—	—	—	20,689,072	—
VA International Equity Fund
Common Stocks	196,949,358	—	—	—	196,949,358	—
Mutual Funds	1,081,044	—	—	—	1,081,044	—
Cash Equivalents	1,063,291	—	—	—	1,063,291	—

Total	199,093,693	—	—	—	199,093,693	—
VA Macro 100 Fund
Common Stocks	5,416,333	—	—	—	5,416,333	—
Cash Equivalents	442,261	—	—	—	442,261	—

Total	5,858,594	—	—	—	5,858,594	—

			LEVEL 2 — Other Significant
	LEVEL 1 — Quoted Prices		Observable Inputs		Total
		Other Financial		Other Financial		Other Financial
Fund Name	Securities	Investments*	Securities	Investments*	Securities	Investments*

VA Mid Corp America Fund
Common Stocks	17,394,317	—	—	—	17,394,317	—
Cash Equivalents	1,187,785	—	—	—	1,187,785	—

Total	18,582,102	—	—	—	18,582,102	—
VA New Economy Fund
Common Stocks	11,026,013	—	—	—	11,026,013	—
Cash Equivalents	904,615	—	—	—	904,615	—
Written Options	—	(285,223)	—	—	—	(285,223)

Total	11,930,628	(285,223)	—	—	11,930,628	(285,223)
VA Real Strategies Fund
Common Stocks	1,918,892	—	—	—	1,918,892	—
Corporate Bonds	—	—	54,775	—	54,775	—
Mutual Funds	82,582	—	—	—	82,582	—
Cash Equivalents	412,678	—	—	—	412,678	—
Written Options	—	(15,736)	—	—	—	(15,736)

Total	2,414,152	(15,736)	54,775	—	2,468,927	(15,736)
VA Rotating Markets Fund
Common Stocks	5,812,933	—	—	—	5,812,933	—
Mutual Funds	476,962	—	—	—	476,962	—
Cash Equivalents	192,455	—	—	—	192,455	—

Total	6,482,350	—	—	—	6,482,350	—
VA Situs Fund
Common Stocks	28,608,772	—	—	—	28,608,772	—
Mutual Funds	149,870	—	—	—	149,870	—
Cash Equivalents	1,318,234	—	—	—	1,318,234	—

Total	30,076,876	—	—	—	30,076,876	—
VA Mortgage Securities Fund
Common Stocks	1,399,782	—	—	—	1,399,782	—
U.S. Government Mortgage Backed Agencies	—	—	10,036,025	—	10,036,025	—
Collateralized Mortgage Obligations	—	—	74,007	—	74,007	—
U.S. Government Agencies	—	—	2,618,304	—	2,618,304	—
Cash Equivalents	953,682	—	—	—	953,682	—

Total	2,353,464	—	12,728,336	—	15,081,800	-

*	Other financial investments are derivative instruments not reflected on the Portfolio of Investments, such as written options contracts.
B. Repurchase Agreements
The VA Funds may enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by Huntington Assets Advisors, Inc., a subsidiary of The Huntington National Bank, to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. It is the policy of the VA Funds to require the custodian bank to take possession of, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the VA Funds to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the VA Funds may be delayed or limited.
C. When-Issued and Delayed Transactions
The VA Funds may engage in when-issued or delayed delivery transactions. The VA Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
D. Foreign Currency Translation
The accounting records of the VA Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The VA Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuation arising from changes in market prices of securities held.

E. Derivative Instruments
Certain of the VA Funds may be subject to equity price risk and foreign currency exchange risk in the normal course of pursuing their investment objectives. Certain of the VA Funds may invest in various financial instruments including positions in foreign currency contracts and written option contracts to gain exposure to or hedge against changes in the value of equities or foreign currencies. The following is a description of the derivative instruments utilized by the VA Funds, including the primary underlying risk exposure related to each instrument type.
Foreign Exchange Contracts — Several of the VA Funds may enter into forward foreign exchange contracts. A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract. Such contracts are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to provide the desired currency exposure. The contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. When a forward foreign currency contract is closed, a VA Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The VA Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. At September 30, 2010, none of the VA Funds had any forward foreign exchange contracts outstanding.
Written Options Contracts — Certain of the VA Funds may write options contracts for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are either exercised or closed are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Investing in written options contracts exposes a VA Fund to equity price risk.

The following is a summary of VA Growth Fund’s written option activity for the period ended September 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	366	$45,847
Options written	708	92,855
Options expired	(174)	(19,242)
Options closed	(541)	(69,350)
Options exercised	(243)	(45,235)

Outstanding at 9/30/10	116	$4,875
At September 30, 2010, VA Growth Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS

				Number of		Unrealized Appreciation
Contract	Type	Expiration Date	Exercise Price	Contracts	Fair Value	(Depreciation)
Deere & Co. Inc.	Call	October 2010	$75	47	$987	$1,128
Union Pacific Corp.	Call	October 2010	85	69	3,071	(311)

NET UNREALIZED APPRECIATION ON WRITTEN OPTION CONTRACTS						$817
The following is a summary of VA Income Equity Fund’s written option activity for the period ended September 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	130	$16,031
Options written	1,080	44,756
Options expired	(985)	(38,340)
Options closed	(95)	(6,416)
Options exercised	(130)	(16,031)

Outstanding at 9/30/2010	—	$—
At September 30, 2010, VA Income Equity Fund had no outstanding options.
The following is a summary of VA New Economy Fund’s written option activity for the period ended September 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	74	$19,347
Options written	2,604	1,458,720
Options expired	(28)	(10,556)
Options closed	(2,244)	(1,229,973)
Options exercised	(52)	(23,944)

Outstanding at 9/30/2010	354	$213,594
At September 30, 2010, VA New Economy Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS

				Number of		Unrealized Appreciation
Contract	Type	Expiration Date	Exercise Price	Contracts	Fair Value	(Depreciation)
Agco Corp.	Call	January 2011	$35	23	$13,340	$(529)
Bucyrus Intl.	Call	October 2010	50	27	52,717	(32,279)
CF Industries Holdings	Call	January 2011	95	27	26,973	5,480
SalesForce.com, Inc.	Call	January 2010	95	13	25,415	(9,139)
Cytec Industries, Inc.	Call	January 2010	45	15	17,850	(7,245)
Factset Research Sytem	Call	December 2010	80	13	5,070	2,171
Fossil, Inc.	Call	December 2010	50	23	13,915	(3,807)
Illumina, Inc.	Call	December 2010	40	31	31,310	(10,013)
Lululemon Athletica, Inc.	Call	December 2010	40	41	26,650	(3,769)
Las Vegas Sands Corp.	Call	December 2010	25	33	34,237	(12,722)
Netapp, Inc.	Call	December 2010	45	15	9,713	(458)
Polaris, Inc.	Call	December 2010	60	15	10,875	(4,320)
Pettigo, Inc.	Call	November 2010	65	23	6,670	(921)
Skechers USA, Inc.	Call	November 2010	19	40	2,200	1,880
Wynn Resorts	Call	December 2010	90	15	8,288	4,042

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(71,629)
The following is a summary of VA Real Strategies Fund’s written option activity for the period ended September 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	50	$6,415
Options written	702	163,282
Options expired	(188)	(19,656)
Options closed	(474)	(119,063)
Options exercised	(38)	(13,527)

Outstanding at 9/30/2010	52	$17,451
At September 30, 2010, VA Real Strategies Fund had the following outstanding options:
WRITTEN OPTION CONTRACTS

				Number of		Unrealized Appreciation
Contract	Type	Expiration Date	Exercise Price	Contracts	Fair Value	(Depreciation)
Ipath S&P 500 VIX S/T ETN	Call	January 2011	$17	60	$21,000	$(7,620)
Ipath S&P 500 VIX S/T ETN	Put	January 2011	12	60	1,650	(90)
Avalonbay Communities	Call	October 2010	115	(3)	(45)	(422)
Bucyrus Intl.	Call	October 2010	75	(2)	(106)	(162)
Petroleo Brasileiro	Call	October 2010	39	(7)	(88)	(286)
Potash Corp.	Call	October 2010	155	(2)	(89)	(446)
Allegheny Technology, Inc.	Call	October 2010	50	(8)	(360)	(815)
Exxon Mobil Corp.	Call	November 2010	65	(7)	(287)	53
Boston Properties, Inc.	Call	January 2011	90	(4)	(970)	(749)
CF Industries Holdings	Put	January 2010	95	(3)	(921)	(224)
Marathon Oil Corp.	Call	November 2010	33	(9)	(1,188)	493
Petroleo Brasileiro	Put	January 2011	37	(6)	(1,818)	(598)
Agrium, Inc.	Call	January 2011	70	(3)	(2,655)	133
Devon Energy Corp.	Put	January 2011	65	(8)	(3,400)	(1,353)
Ipath S&P 500 VIX S/T ETN	Put	January 2011	15	(60)	(6,960)	(360)
US Natural Gas Fund LP	Put	January 2011	10	(50)	(19,500)	10,732

NET UNREALIZED DEPRECIATION ON WRITTEN OPTION CONTRACTS						$(1,714)
The following is a summary of VA Situs Fund’s written option activity for the period ended September 30, 2010:

Contracts	Number of Contracts	Premium
Outstanding at 12/31/2009	—	$—
Options written	744	226,379
Options expired	(254)	(72,603)
Options closed	(80)	(22,959)
Options exercised	(410)	(130,817)

Outstanding at 9/30/2010	—	$(0)
At September 30, 2010, VA Situs Fund had no outstanding options.

F. Securities Lending
To generate additional income, the VA Funds may lend a certain percentage of their total assets, to the extent permitted by the 1940 Act or the rules or regulations thereunder, on a short-term basis to certain brokers, dealers or other financial institutions. In determining whether to lend to a particular broker, dealer or financial institution, the Advisor will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the borrower. Any loans made will be continuously secured by collateral in cash at least equal to 100% of the value of the securities on loan for the VA Funds based on the prior day’s closing price. The VA Funds receive payments from borrowers equivalent to the dividends and interest that would have been earned on securities on loan. In addition, the VA Funds retain all or a portion of the interest received on investment of collateral or receive a fee from the borrower. Collateral is marked-to-market daily. One of the risks in lending portfolio securities, as with other extensions of credit, is the possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Although the loan is fully collateralized, if a borrower defaults, a VA Fund could lose money. There is also the risk that, when lending portfolio securities, the securities may not be available to a VA Fund on a timely basis and a VA Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action. Loans are subject to termination by the VA Funds or the borrower at any time and, therefore, are not considered to be illiquid investments. At the May 13, 2010 board meeting, the Board of Directors authorized Brown Brothers Harriman (“BBH”) as lending agent. The Funds have not loaned securities under that program. As of September 30, 2010, the VA Funds did not have securities on loan.
G. Security Transactions and Related Income
During the period, investment transactions are accounted for no later than the first calculation of the NAV on the business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date on the last business day of the reporting period. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Securities gains and losses are calculated on the identified cost basis. Interest income and expenses are accrued daily. Dividends, less foreign tax withholding (if any), are recorded on the ex-dividend date.
H. General
Pursuant to an exemptive order issued by the Securities and Exchange Commission, the VA Funds may invest in a certain affiliated money market fund which is managed by the Adviser. A summary of each VA Fund’s investment in such affiliated money market fund (Huntington Money Market Fund) is set forth below:

	12/31/09			9/30/10
Fund	Market Value	Purchases	Sales	Market Value	Income
VA Dividend Capture Fund	$850,721	5,922,545	$(6,130,855)	$642,411	$34
VA Growth Fund	1,818,207	15,605,915	(15,568,353)	1,855,769	138
VA Income Equity Fund	354,364	3,688,126	(3,739,536)	302,954	26
VA International Equity Fund	896,597	7,345,588	(7,178,894)	1,063,291	111
VA Macro 100 Fund	261,103	1,430,310	(1,249,152)	442,261	26
VA Mid Corp America Fund	866,180	4,601,827	(4,280,222)	1,187,785	59
VA New Economy Fund	1,261,950	8,902,806	(9,260,141)	904,615	70
VA Real Strategies Fund	229,580	945,815	(762,717)	412,678	24
VA Rotating Markets Fund	389,619	1,988,473	(2,185,638)	192,454	35
VA Situs Fund	1,709,035	5,047,528	(5,438,329)	1,318,234	73
VA Mortgage Securities Fund	551,476	7,184,131	(6,781,925)	953,682	58
Additionally, VA Balanced Fund invests in other funds within the Trust. A summary of the VA Balanced Fund’s investments in these affiliated funds is set forth below:

	12/31/09 Market			9/30/10 Market
VA Balanced Fund	Value	Purchases	Sales	Value	Income
Huntington Money Market Fund	$47,374	$8,077,169	$(7,502,340)	$622,204	$3
Huntington Fixed Income Securities Fund	2,115,777	5,650,550	(1,042,172)	6,988,091	121,138
VA Dividend Capture Fund	267,237	653,626	(52,681)	888,908	35,693
VA Growth Fund	1,200,674	2,954,109	(424,366)	3,959,553	5,455
VA Income Equity Fund	798,198	2,004,881	(174,431)	2,664,264	69,042
VA International Equity Fund	668,221	1,629,995	(161,680)	2,212,618	25,573
VA Macro 100 Fund	332,562	831,308	(73,190)	1,110,113	9,095
VA Mid Corp America Fund	265,754	682,424	(105,920)	893,835	5,678
VA New Economy Fund	299,676	798,756	(141,645)	996,148	927
VA Situs Fund	165,752	437,177	(76,923)	561,481	2,284
VA Mortgage Securities Fund	436,045	1,101,286	(108,204)	1,440,121	28,270

Item 2. Controls and Procedures.
(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of November 19, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.
(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2a under the Investment Company Act of 1940 are filed herewith.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant The Huntington Funds

By	/s/ R. Jeffrey Young

R. Jeffrey Young, Principal Executive Officer

Date	11/29/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jeffrey Young

R. Jeffrey Young, Principal Executive Officer

Date	11/29/2010

By	/s/ Robert Silva

Robert Silva, Treasurer
Date	11/29/2010